LVIP SSGA Bond Index Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.82%
Fannie Mae-Aces
•Series 2017-M15 ATS2 3.20% 11/25/27	426,081	$395,496
•Series 2017-M3 A2 2.55% 12/25/26	595,737	548,455
•Series 2017-M8 A2 3.06% 5/25/27	278,033	258,981
•Series 2018-M1 A2 3.09% 12/25/27	129,490	119,472
Series 2020-M42 A2 1.27% 7/25/30	960,000	748,237
•Series 2020-M53 A2 1.74% 11/25/32	1,000,000	751,174
Series 2020-M8 A2 1.82% 2/25/30	142,813	118,056
•Series 2021-M1 A2 1.44% 11/25/30	131,250	102,404
•Series 2022-M1 A2 1.72% 10/25/31	500,000	381,149
•Series 2022-M3 A2 1.76% 11/25/31	1,000,000	767,617
•Fannie Mae-Aces REMIC Series 2022-M13 A2 2.68% 6/25/32	500,000	406,176
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K060 A2 3.30% 10/25/26	1,000,000	944,466
♦Series K067 AM 3.28% 8/25/27	800,000	740,035
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,301,139
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,186,733
♦Series K089 A2 3.56% 1/25/29	714,286	660,722
♦Series K098 A2 2.43% 8/25/29	350,000	301,565
♦Series K102 A2 2.54% 10/25/29	1,000,000	863,005
♦Series K105 A2 1.87% 1/25/30	250,000	205,519
♦Series K108 A2 1.52% 3/25/30	222,222	178,067
♦Series K109 A2 1.56% 4/25/30	200,000	159,982
♦Series K110 A2 1.48% 4/25/30	160,714	128,070
♦Series K111 A2 1.35% 5/25/30	600,000	471,558
♦Series K113 A2 1.34% 6/25/30	500,000	391,995
♦Series K115 A2 1.38% 6/25/30	2,383,333	1,866,772
♦Series K117 A2 1.41% 8/25/30	750,000	585,204
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K121 A2 1.55% 10/25/30	400,000	$313,120
♦Series K123 A2 1.62% 12/25/30	350,000	274,588
♦Series K126 A2 2.07% 1/25/31	400,000	323,448
♦Series K140 A2 2.25% 1/25/32	1,000,000	797,041
♦Series K-1515 A2 1.94% 2/25/35	351,000	243,216
♦Series K-1519 A2 2.01% 12/25/35	250,000	174,409
♦•Series K-159 A2 4.50% 7/25/33	487,500	456,820
♦Series K734 A2 3.21% 2/25/26	500,000	476,556
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,386,463
♦Series K741 A2 1.60% 12/25/27	400,000	346,446
♦Series K752 A2 4.28% 7/25/30	500,000	471,915
Total Agency Commercial Mortgage-Backed Securities (Cost $23,503,333)		19,846,071
AGENCY MORTGAGE-BACKED SECURITIES–26.54%
Fannie Mae S.F. 15 yr
1.50% 7/1/36	3,899,338	3,269,487
1.50% 3/1/37	6,501,802	5,417,114
1.50% 4/1/37	1,841,774	1,534,508
2.00% 9/1/35	2,376,002	2,051,476
2.00% 11/1/35	3,933,430	3,388,200
2.00% 12/1/35	2,963,366	2,558,308
2.00% 2/1/36	3,999,060	3,437,344
2.00% 6/1/36	4,512,705	3,878,581
2.00% 12/1/36	6,939,102	5,953,103
2.00% 5/1/37	1,417,278	1,215,819
2.50% 10/1/27	178,796	170,046
2.50% 3/1/28	350,873	332,947
2.50% 4/1/28	546,132	517,784
2.50% 7/1/28	128,874	121,868
2.50% 9/1/28	213,610	202,001
2.50% 10/1/28	121,123	114,417
2.50% 2/1/30	411,005	375,199
2.50% 5/1/30	165,738	150,593
2.50% 2/1/31	1,001,589	912,908
2.50% 7/1/31	449,490	405,818
2.50% 10/1/31	471,414	425,551
2.50% 6/1/32	1,256,310	1,134,271
2.50% 12/1/32	498,983	450,412
2.50% 2/1/35	1,919,286	1,710,619
2.50% 8/1/35	943,765	834,155
LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 11/1/26	252,138	$243,355
3.00% 6/1/27	72,728	69,979
3.00% 8/1/27	139,190	133,849
3.00% 9/1/27	569,698	547,292
3.00% 10/1/27	95,715	91,772
3.00% 12/1/27	28,901	27,683
3.00% 8/1/29	498,647	463,563
3.00% 4/1/30	277,146	258,371
3.00% 5/1/30	526,909	505,607
3.00% 6/1/30	393,761	367,106
3.00% 12/1/30	260,269	242,623
3.00% 10/1/32	372,298	344,227
3.00% 8/1/34	582,844	530,890
3.50% 11/1/25	40,937	40,003
3.50% 12/1/25	103,244	100,902
3.50% 12/1/26	89,730	87,196
3.50% 10/1/29	452,494	425,336
3.50% 4/1/32	155,940	146,546
3.50% 7/1/32	92,857	87,254
3.50% 6/1/33	220,881	207,545
4.00% 4/1/24	1,448	1,427
4.00% 5/1/24	2,825	2,782
4.00% 6/1/24	5,212	5,134
4.00% 7/1/24	2,232	2,198
4.00% 10/1/24	159	154
4.00% 12/1/24	9,197	8,906
4.00% 1/1/25	15,307	14,823
4.00% 3/1/25	18,284	17,661
4.00% 5/1/25	3,975	3,853
4.00% 7/1/25	95	92
4.00% 8/1/25	655	634
4.00% 9/1/25	12,523	12,203
4.00% 10/1/25	11,657	11,167
4.00% 1/1/26	368	355
4.00% 3/1/26	39,310	37,935
4.00% 5/1/26	552	533
4.00% 7/1/26	23,452	22,855
4.00% 3/1/31	75,708	73,045
4.00% 1/1/38	282,467	267,058
4.50% 11/1/23	27	26
4.50% 2/1/24	6	6
4.50% 3/1/24	47	46
4.50% 4/1/24	692	672
4.50% 5/1/24	1,627	1,577
4.50% 7/1/24	3,078	2,978
4.50% 8/1/24	8,193	7,930
4.50% 11/1/24	6,588	6,372
4.50% 4/1/25	6,911	6,668
4.50% 5/1/25	724	700
4.50% 6/1/25	318	307
4.50% 5/1/38	280,349	268,778
5.00% 11/1/23	101	100
5.00% 12/1/23	39	38
5.00% 3/1/25	597	583
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.00% 6/1/25	6	$6
Fannie Mae S.F. 15 yr TBA
3.50% 10/1/37	600,000	554,728
4.00% 10/1/38	300,000	283,160
4.50% 10/1/38	400,000	383,361
5.00% 10/1/38	475,000	462,531
Fannie Mae S.F. 20 yr
1.50% 12/1/41	2,630,344	2,030,314
2.00% 8/1/40	594,006	482,748
2.00% 10/1/40	668,560	542,713
2.00% 11/1/40	4,771,751	3,872,072
2.00% 1/1/41	2,195,325	1,777,312
2.00% 2/1/41	748,248	603,064
2.00% 11/1/41	2,568,533	2,053,693
2.50% 2/1/40	415,085	346,376
2.50% 6/1/40	431,672	359,677
2.50% 8/1/40	1,007,206	839,210
2.50% 4/1/41	319,758	266,131
3.00% 11/1/34	278,472	249,534
3.00% 12/1/34	191,885	171,946
3.00% 2/1/35	378,502	338,857
3.00% 3/1/36	161,315	143,942
3.00% 11/1/36	773,429	690,093
3.00% 9/1/37	410,075	365,555
3.50% 7/1/34	1,136,671	1,046,224
3.50% 2/1/37	479,618	432,954
4.00% 9/1/35	95,667	88,005
4.00% 10/1/35	158,865	146,014
4.00% 1/1/37	228,577	209,337
Fannie Mae S.F. 30 yr
1.50% 11/1/51	5,119,357	3,683,341
2.00% 8/1/50	11,677,267	8,966,643
2.00% 1/1/51	10,714,231	8,196,048
2.00% 2/1/51	5,995,267	4,582,622
2.00% 4/1/51	14,486,972	11,042,115
2.00% 7/1/51	9,861,677	7,535,084
2.00% 10/1/51	11,289,101	8,614,576
2.00% 11/1/51	6,266,796	4,776,837
2.00% 1/1/52	7,266,682	5,536,688
2.00% 3/1/52	5,037,011	3,836,711
2.50% 11/1/49	4,501,013	3,607,134
2.50% 7/1/50	3,177,406	2,545,146
2.50% 10/1/50	3,759,098	3,007,620
2.50% 4/1/51	11,196,291	8,907,957
2.50% 7/1/51	8,486,572	6,768,390
2.50% 8/1/51	6,636,004	5,281,799
2.50% 9/1/51	1,787,796	1,421,277
2.50% 10/1/51	8,047,757	6,401,200
2.50% 1/1/52	4,892,901	3,925,819
2.50% 3/1/52	7,957,261	6,321,769
3.00% 9/1/42	355,761	303,735
3.00% 10/1/42	1,065,366	910,713
3.00% 11/1/42	640,775	547,770
3.00% 12/1/42	688,082	588,211
LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 1/1/43	482,616	$412,558
3.00% 3/1/43	894,481	764,627
3.00% 4/1/43	633,173	541,254
3.00% 6/1/43	1,690,247	1,444,829
3.00% 7/1/43	974,004	832,594
3.00% 8/1/43	1,095,494	936,447
3.00% 9/1/45	666,947	564,837
3.00% 11/1/45	1,177,226	996,019
3.00% 9/1/46	1,442,917	1,219,562
3.00% 10/1/46	937,528	792,011
3.00% 11/1/46	1,038,836	880,813
3.00% 12/1/46	2,626,883	2,228,610
3.00% 1/1/47	953,112	804,574
3.00% 9/1/47	368,459	310,425
3.00% 2/1/48	1,248,418	1,055,694
3.00% 12/1/49	4,887,150	4,077,359
3.00% 2/1/50	2,189,256	1,833,341
3.00% 7/1/50	1,887,763	1,586,221
3.00% 1/1/51	4,287,856	3,604,262
3.00% 2/1/52	2,065,104	1,716,647
3.00% 5/1/52	2,332,057	1,930,980
3.50% 10/1/40	170,850	151,657
3.50% 12/1/40	104,134	92,436
3.50% 2/1/41	172,923	150,639
3.50% 8/1/42	181,566	161,032
3.50% 9/1/42	658,094	583,662
3.50% 10/1/42	1,018,729	900,200
3.50% 11/1/42	324,520	288,114
3.50% 1/1/43	928,137	821,325
3.50% 2/1/43	146,077	129,496
3.50% 7/1/43	1,222,432	1,082,530
3.50% 10/1/44	496,597	437,866
3.50% 1/1/45	330,037	291,652
3.50% 2/1/45	1,524,912	1,352,792
3.50% 5/1/45	612,034	537,602
3.50% 8/1/45	741,657	651,100
3.50% 11/1/45	919,956	807,197
3.50% 2/1/46	1,774,977	1,557,215
3.50% 5/1/46	378,968	332,258
3.50% 6/1/46	156,848	138,104
3.50% 2/1/47	517,671	453,434
3.50% 3/1/47	352,564	308,815
3.50% 5/1/47	669,493	587,466
3.50% 7/1/47	1,396,759	1,234,752
3.50% 9/1/47	324,429	284,953
3.50% 10/1/47	780,216	683,067
3.50% 12/1/47	667,491	584,378
3.50% 1/1/48	780,945	685,236
3.50% 2/1/48	443,051	387,871
3.50% 6/1/48	825,761	722,929
3.50% 11/1/48	611,795	538,049
3.50% 6/1/49	2,206,192	1,931,483
3.50% 8/1/49	2,261,027	1,976,333
3.50% 6/1/50	583,985	508,889
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 5/1/52	555,465	$484,873
4.00% 1/1/39	10,692	9,799
4.00% 2/1/39	10,963	10,039
4.00% 3/1/39	588	539
4.00% 4/1/39	40,786	37,349
4.00% 6/1/39	33,384	30,571
4.00% 8/1/39	134,198	122,840
4.00% 9/1/39	180,503	165,273
4.00% 11/1/39	9,974	9,134
4.00% 12/1/39	201,200	184,247
4.00% 1/1/40	67,112	61,452
4.00% 5/1/40	85,398	78,198
4.00% 8/1/40	24,282	22,234
4.00% 9/1/40	40,551	37,129
4.00% 10/1/40	156,659	143,446
4.00% 11/1/40	230,040	210,632
4.00% 12/1/40	373,767	342,145
4.00% 1/1/41	678,407	621,287
4.00% 2/1/41	247,524	226,638
4.00% 3/1/41	3,537	3,252
4.00% 4/1/41	87,541	80,153
4.00% 5/1/41	404,796	370,650
4.00% 9/1/41	78,966	72,301
4.00% 10/1/41	33,608	30,771
4.00% 11/1/41	85,282	78,085
4.00% 12/1/41	2,906	2,661
4.00% 1/1/42	2,755	2,522
4.00% 10/1/43	1,041,017	952,636
4.00% 12/1/43	283,299	259,339
4.00% 7/1/44	341,102	311,546
4.00% 9/1/44	358,509	327,444
4.00% 10/1/44	550,555	502,991
4.00% 3/1/45	512,687	462,088
4.00% 7/1/45	539,793	492,559
4.00% 9/1/45	1,436,288	1,303,317
4.00% 4/1/46	281,274	256,480
4.00% 7/1/46	120,931	109,900
4.00% 11/1/46	928,368	843,689
4.00% 4/1/47	549,173	498,524
4.00% 9/1/47	281,738	255,517
4.00% 12/1/47	1,088,120	989,688
4.00% 1/1/48	322,996	292,979
4.00% 2/1/48	693,547	627,682
4.00% 5/1/48	172,744	156,672
4.00% 6/1/48	1,415,821	1,281,985
4.00% 7/1/48	420,338	381,317
4.00% 5/1/49	648,835	585,361
4.00% 8/1/49	1,936,239	1,748,558
4.00% 7/1/52	1,277,419	1,146,435
4.00% 8/1/52	1,691,858	1,516,820
4.00% 10/1/52	3,669,526	3,269,024
4.50% 8/1/33	5,241	4,939
4.50% 1/1/34	4,275	4,029
4.50% 9/1/35	15,634	14,718
LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 2/1/38	2,277	$2,139
4.50% 4/1/38	12,965	12,024
4.50% 7/1/38	14,100	13,248
4.50% 11/1/38	25,863	24,434
4.50% 2/1/39	78,644	74,293
4.50% 3/1/39	51,798	48,935
4.50% 4/1/39	269,775	254,834
4.50% 5/1/39	136,414	128,862
4.50% 6/1/39	26,054	24,528
4.50% 7/1/39	86,406	81,630
4.50% 9/1/39	79,760	75,242
4.50% 1/1/40	222,080	209,787
4.50% 2/1/40	388,866	367,351
4.50% 5/1/40	169,721	159,943
4.50% 6/1/40	103,185	97,479
4.50% 8/1/40	46,830	44,123
4.50% 9/1/40	99,289	93,797
4.50% 10/1/40	547,839	517,489
4.50% 11/1/40	69,042	64,865
4.50% 2/1/41	277,112	261,791
4.50% 4/1/41	5,994	5,576
4.50% 5/1/41	497,588	468,973
4.50% 1/1/42	590,680	557,982
4.50% 9/1/43	244,354	229,307
4.50% 10/1/44	42,914	40,338
4.50% 9/1/47	362,340	339,815
4.50% 11/1/47	323,855	303,521
4.50% 8/1/48	661,434	617,118
4.50% 11/1/48	389,366	363,445
4.50% 12/1/48	462,497	432,451
4.50% 7/1/52	1,804,409	1,657,780
4.50% 8/1/52	5,208,588	4,784,365
4.50% 2/1/53	569,012	522,946
4.50% 3/1/53	986,816	906,436
5.00% 9/1/33	33,521	32,827
5.00% 4/1/34	130,451	127,817
5.00% 7/1/34	84,814	83,102
5.00% 11/1/34	40,557	39,380
5.00% 4/1/35	23,948	23,465
5.00% 6/1/35	41,633	40,794
5.00% 7/1/35	488,550	478,693
5.00% 9/1/35	12,000	11,693
5.00% 10/1/35	29,745	29,138
5.00% 12/1/35	144,116	141,159
5.00% 2/1/36	319,346	312,759
5.00% 3/1/36	18,584	18,205
5.00% 11/1/36	7,697	7,542
5.00% 4/1/38	36,905	36,113
5.00% 7/1/38	4,793	4,624
5.00% 8/1/39	110,854	108,511
5.00% 12/1/39	33,973	33,167
5.00% 1/1/40	119,789	116,597
5.00% 7/1/40	247,495	241,070
5.00% 9/1/40	84,135	82,258
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 6/1/41	141,385	$138,307
5.00% 10/1/52	674,655	642,337
5.00% 4/1/53	481,761	454,695
5.00% 6/1/53	2,896,052	2,733,343
5.00% 10/1/53	1,650,000	1,557,295
5.50% 11/1/33	9,800	9,750
5.50% 1/1/34	18,670	18,574
5.50% 5/1/34	47,671	46,754
5.50% 7/1/34	19,410	19,212
5.50% 10/1/34	43,769	43,589
5.50% 9/1/35	22,553	22,481
5.50% 10/1/35	8,793	8,758
5.50% 12/1/35	24,741	24,677
5.50% 1/1/36	115,478	115,278
5.50% 4/1/36	249,838	248,999
5.50% 8/1/36	91,590	91,194
5.50% 1/1/37	54,028	53,551
5.50% 3/1/37	19,401	19,352
5.50% 5/1/37	30,540	30,490
5.50% 6/1/37	6,012	5,830
5.50% 8/1/37	10,938	10,926
5.50% 11/1/37	521	521
5.50% 12/1/37	75	72
5.50% 1/1/38	458,570	455,331
5.50% 2/1/38	8,707	8,564
5.50% 5/1/38	42,891	42,799
5.50% 6/1/38	2,515	2,512
5.50% 7/1/38	16,899	16,851
5.50% 10/1/38	8,807	8,783
5.50% 1/1/39	50,467	50,023
5.50% 5/1/39	84,107	83,944
5.50% 6/1/39	88,651	88,443
5.50% 10/1/39	35,738	35,639
5.50% 7/1/41	71,486	71,319
5.50% 12/1/52	672,206	652,829
5.50% 2/1/53	686,719	666,765
5.50% 5/1/53	2,408,346	2,328,306
5.50% 7/1/53	987,863	958,975
5.50% 9/1/53	3,485,859	3,370,009
5.50% 10/1/53	3,450,000	3,335,342
6.00% 12/1/35	25,397	25,268
6.00% 2/1/36	11,567	11,761
6.00% 6/1/36	8,620	8,765
6.00% 7/1/36	31,810	32,018
6.00% 8/1/36	19,270	19,535
6.00% 9/1/36	25,569	25,656
6.00% 10/1/36	12,824	12,901
6.00% 11/1/36	1,423	1,427
6.00% 1/1/37	25,302	25,725
6.00% 2/1/37	74,459	75,702
6.00% 3/1/37	16,291	16,204
6.00% 4/1/37	3,036	2,999
6.00% 5/1/37	22,246	22,620
6.00% 6/1/37	19,080	19,400
LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 8/1/37	30,916	$31,397
6.00% 9/1/37	53,901	54,795
6.00% 10/1/37	40,412	41,080
6.00% 11/1/37	17,796	17,879
6.00% 1/1/38	6,674	6,818
6.00% 4/1/38	1,585	1,569
6.00% 5/1/38	26,476	26,886
6.00% 6/1/38	11,576	11,544
6.00% 8/1/38	14,867	14,687
6.00% 9/1/38	12,476	12,327
6.00% 10/1/38	4,557	4,533
6.00% 11/1/38	5,454	5,522
6.00% 12/1/38	134,422	136,678
6.00% 4/1/40	98,671	100,239
6.00% 6/1/40	178,252	181,242
6.00% 1/1/53	1,384,341	1,367,045
6.00% 5/1/53	1,192,568	1,177,324
6.50% 3/1/32	278	280
6.50% 7/1/36	16,391	16,722
6.50% 9/1/36	16,707	17,098
6.50% 11/1/36	14,939	15,502
6.50% 9/1/37	3,238	3,365
6.50% 10/1/37	31,003	31,713
6.50% 2/1/38	21,846	22,261
6.50% 3/1/38	90,089	91,830
6.50% 5/1/38	18,067	18,377
6.50% 7/1/38	82,629	84,741
7.00% 8/1/39	24,916	25,071
Fannie Mae S.F. 30 yr TBA
3.50% 10/1/53	1,550,000	1,332,879
4.00% 10/1/53	3,200,000	2,848,750
4.50% 10/1/52	1,500,000	1,377,188
5.00% 10/1/53	2,550,000	2,405,766
5.50% 10/1/53	4,025,000	3,889,628
6.00% 10/1/53	3,950,000	3,898,156
6.50% 10/1/53	4,400,000	4,419,938
Freddie Mac S.F. 15 yr
1.50% 2/1/37	4,252,182	3,545,133
1.50% 4/1/37	858,791	715,510
2.00% 2/1/37	1,999,371	1,717,791
2.50% 4/1/28	18,131	17,158
2.50% 7/1/28	92,559	87,466
2.50% 9/1/28	460,833	436,247
2.50% 10/1/28	563,647	533,542
2.50% 1/1/31	495,213	451,991
2.50% 5/1/31	189,425	171,263
2.50% 6/1/31	692,048	625,678
2.50% 12/1/31	732,609	662,361
2.50% 12/1/32	449,141	405,984
3.00% 11/1/26	323,198	312,546
3.00% 2/1/27	33,003	31,857
3.00% 3/1/27	55,199	53,060
3.00% 4/1/27	118,864	114,558
3.00% 11/1/27	47,208	45,687
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
3.00% 2/1/29	293,001	$278,438
3.00% 4/1/30	663,406	619,240
3.00% 12/1/30	786,454	732,143
3.00% 5/1/31	374,179	348,310
3.00% 2/1/32	351,721	327,404
3.00% 5/1/32	215,990	199,982
3.00% 11/1/32	397,634	368,157
3.50% 12/1/25	94,381	92,395
3.50% 3/1/26	82,788	80,995
3.50% 10/1/27	88,097	82,233
3.50% 2/1/30	61,714	58,816
3.50% 4/1/32	163,407	153,755
4.00% 8/1/24	2,781	2,699
4.00% 2/1/25	7,355	7,055
4.00% 7/1/25	22,925	22,167
4.00% 4/1/26	66,384	64,152
4.50% 6/1/24	92	90
4.50% 7/1/24	4,446	4,312
4.50% 8/1/24	1,482	1,435
4.50% 11/1/24	6,217	6,022
4.50% 5/1/25	1,758	1,702
5.00% 3/1/25	601	587
6.00% 11/1/23	32	32
Freddie Mac S.F. 20 yr
2.50% 1/1/42	1,280,370	1,050,767
3.00% 4/1/36	439,015	392,260
3.00% 2/1/37	365,692	327,057
3.00% 5/1/42	726,561	615,063
Freddie Mac S.F. 30 yr
1.50% 2/1/51	7,337,236	5,280,246
1.50% 10/1/51	2,830,702	2,037,065
1.50% 11/1/51	2,755,860	1,982,358
2.00% 10/1/50	5,752,316	4,401,943
2.00% 11/1/50	8,168,524	6,249,026
2.00% 12/1/50	4,381,024	3,349,485
2.00% 1/1/51	5,849,983	4,475,314
2.00% 2/1/51	7,858,516	6,006,475
2.00% 9/1/51	6,752,706	5,144,905
2.00% 11/1/51	10,960,932	8,352,920
2.00% 2/1/52	8,480,873	6,461,250
2.00% 3/1/52	5,533,285	4,214,167
2.50% 7/1/50	4,860,548	3,891,682
2.50% 8/1/50	5,220,152	4,175,290
2.50% 10/1/50	4,283,889	3,421,338
2.50% 11/1/50	3,997,597	3,197,424
2.50% 6/1/51	3,767,875	2,994,034
2.50% 9/1/51	7,587,232	6,038,138
2.50% 10/1/51	6,330,850	5,038,493
2.50% 11/1/51	5,665,190	4,506,688
2.50% 12/1/51	6,571,200	5,217,196
2.50% 4/1/52	24,706	19,715
3.00% 10/1/42	653,532	559,483
3.00% 1/1/43	1,701,286	1,456,391
3.00% 3/1/43	822,753	704,320
LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 4/1/43	1,010,399	$864,977
3.00% 7/1/43	410,036	351,005
3.00% 8/1/43	168,618	144,343
3.00% 10/1/43	606,628	519,300
3.00% 8/1/45	1,571,157	1,330,466
3.00% 4/1/46	344,178	290,588
3.00% 7/1/46	2,581,212	2,174,352
3.00% 11/1/46	936,363	789,891
3.00% 1/1/47	1,166,109	985,865
3.00% 2/1/47	2,260,056	1,910,134
3.00% 12/1/47	98,991	83,402
3.00% 10/1/49	689,941	576,324
3.00% 1/1/50	2,057,966	1,715,451
3.00% 2/1/50	2,666,501	2,226,456
3.00% 4/1/50	1,415,376	1,181,062
3.00% 2/1/52	2,509,207	2,085,195
3.00% 3/1/52	2,276,064	1,884,877
3.00% 8/1/52	646,980	535,239
3.50% 10/1/41	690,679	613,884
3.50% 2/1/42	472,398	419,898
3.50% 5/1/42	568,382	504,849
3.50% 10/1/42	570,723	506,747
3.50% 2/1/43	535,736	476,179
3.50% 5/1/43	423,292	375,417
3.50% 8/1/43	935,584	828,701
3.50% 2/1/44	209,162	185,179
3.50% 3/1/44	15,559	13,768
3.50% 6/1/44	214,133	189,224
3.50% 8/1/44	251,033	221,624
3.50% 11/1/44	437,726	385,810
3.50% 1/1/45	557,267	493,407
3.50% 7/1/45	739,839	651,017
3.50% 10/1/45	536,622	471,634
3.50% 12/1/45	411,234	361,960
3.50% 1/1/46	722,979	635,064
3.50% 3/1/46	364,847	320,480
3.50% 5/1/46	270,124	239,276
3.50% 6/1/46	620,173	545,589
3.50% 12/1/46	812,767	712,914
3.50% 2/1/47	617,371	541,467
3.50% 3/1/47	337,211	295,751
3.50% 10/1/47	239,868	210,486
3.50% 11/1/47	344,036	301,593
3.50% 12/1/47	792,536	694,757
3.50% 2/1/48	758,683	665,072
3.50% 5/1/48	301,862	264,482
3.50% 8/1/49	197,188	172,326
3.50% 9/1/49	1,796,966	1,581,685
3.50% 12/1/49	757,897	661,861
3.50% 3/1/50	221,539	193,122
3.50% 9/1/52	1,835,640	1,579,272
4.00% 5/1/39	55,325	50,727
4.00% 2/1/40	24,775	22,565
4.00% 5/1/40	31,346	28,703
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 8/1/40	9,592	$8,795
4.00% 9/1/40	74,083	67,929
4.00% 10/1/40	277,042	254,023
4.00% 11/1/40	617,237	565,942
4.00% 12/1/40	391,616	359,074
4.00% 2/1/41	346,178	317,411
4.00% 12/1/41	444,468	405,375
4.00% 1/1/42	41,232	37,526
4.00% 3/1/42	30,777	28,218
4.00% 4/1/42	540,795	495,842
4.00% 6/1/42	2,549	2,337
4.00% 5/1/44	573,937	525,248
4.00% 9/1/44	169,573	153,264
4.00% 4/1/45	540,431	494,133
4.00% 10/1/45	267,860	244,918
4.00% 11/1/45	110,636	101,180
4.00% 1/1/46	312,146	284,261
4.00% 2/1/46	252,985	227,942
4.00% 2/1/47	145,063	131,893
4.00% 9/1/47	1,094,068	993,937
4.00% 11/1/47	148,012	134,849
4.00% 12/1/47	320,530	291,145
4.00% 1/1/48	150,357	137,201
4.00% 5/1/48	625,630	569,737
4.00% 7/1/48	186,796	169,635
4.00% 10/1/48	279,362	252,885
4.00% 3/1/49	299,775	271,196
4.00% 11/1/49	721,134	649,916
4.50% 2/1/39	15,046	14,234
4.50% 4/1/39	10,319	9,761
4.50% 5/1/39	27,593	26,102
4.50% 6/1/39	153,540	145,245
4.50% 7/1/39	24,518	23,194
4.50% 9/1/39	201,659	190,766
4.50% 10/1/39	126,030	118,998
4.50% 1/1/40	539,403	510,262
4.50% 2/1/40	259,163	244,832
4.50% 7/1/40	32,245	30,503
4.50% 8/1/40	20,263	19,168
4.50% 9/1/40	239,553	226,612
4.50% 2/1/41	473,390	447,887
4.50% 3/1/41	123,412	116,744
4.50% 9/1/41	149,817	141,724
4.50% 3/1/44	91,009	85,525
4.50% 7/1/45	303,903	287,492
4.50% 4/1/47	77,873	73,178
4.50% 9/1/47	177,328	166,564
4.50% 12/1/47	81,555	76,503
4.50% 6/1/48	234,589	219,432
4.50% 8/1/48	374,709	350,319
4.50% 3/1/49	409,333	380,385
4.50% 6/1/49	546,565	510,692
4.50% 10/1/52	634,313	582,644
4.50% 12/1/52	2,389,034	2,202,950
LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 5/1/53	292,653	$268,800
5.00% 10/1/34	47,113	46,142
5.00% 2/1/35	15,163	14,797
5.00% 8/1/35	19,872	19,499
5.00% 10/1/35	9,051	8,876
5.00% 11/1/35	4,068	3,991
5.00% 12/1/35	32,500	31,865
5.00% 2/1/37	21,916	21,391
5.00% 12/1/37	122,687	120,224
5.00% 1/1/38	1,719	1,684
5.00% 4/1/38	853	836
5.00% 6/1/38	42,654	41,799
5.00% 7/1/38	5,662	5,548
5.00% 9/1/38	2,241	2,196
5.00% 10/1/38	42,478	41,626
5.00% 12/1/38	37,350	36,601
5.00% 1/1/39	11,088	10,865
5.00% 2/1/39	193,624	189,741
5.00% 3/1/39	468,581	459,166
5.00% 8/1/39	44,741	43,842
5.00% 9/1/39	133,011	129,989
5.00% 1/1/40	104,368	102,217
5.00% 5/1/40	36,472	35,432
5.00% 6/1/40	178,670	174,541
5.00% 9/1/40	28,419	27,849
5.00% 3/1/41	73,380	70,950
5.00% 9/1/48	63,228	60,763
5.00% 11/1/48	124,498	119,387
5.00% 9/1/52	1,564,237	1,476,892
5.00% 10/1/52	903,785	855,746
5.00% 12/1/52	1,489,886	1,412,901
5.00% 2/1/53	3,376,969	3,188,030
5.00% 7/1/53	1,990,227	1,878,460
5.50% 8/1/33	10,682	10,379
5.50% 6/1/34	29,081	28,973
5.50% 6/1/35	19,221	19,159
5.50% 11/1/35	25,216	25,029
5.50% 1/1/37	12,378	12,381
5.50% 5/1/37	16,633	16,637
5.50% 7/1/37	5,550	5,516
5.50% 1/1/38	67,770	67,787
5.50% 2/1/38	17,378	17,350
5.50% 5/1/38	200,033	198,892
5.50% 6/1/38	4,506	4,499
5.50% 8/1/38	17,453	17,429
5.50% 12/1/38	10,007	9,782
5.50% 8/1/39	39,739	39,636
5.50% 12/1/39	104,049	101,660
5.50% 3/1/40	93,015	92,762
5.50% 4/1/40	202,040	202,007
5.50% 5/1/40	67,076	66,983
5.50% 6/1/41	21,154	21,116
5.50% 12/1/52	452,989	442,394
6.00% 11/1/28	2,456	2,477
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 7/1/33	4,389	$4,344
6.00% 8/1/36	4,689	4,773
6.00% 11/1/36	13,796	13,913
6.00% 4/1/37	162	162
6.00% 5/1/37	20,677	21,052
6.00% 8/1/37	40,662	41,104
6.00% 9/1/37	32,055	32,636
6.00% 10/1/37	8,300	8,209
6.00% 11/1/37	51,648	52,554
6.00% 12/1/37	6,562	6,496
6.00% 1/1/38	29,781	30,280
6.00% 4/1/38	3,458	3,511
6.00% 6/1/38	7,433	7,546
6.00% 7/1/38	11,271	11,433
6.00% 8/1/38	6,426	6,533
6.00% 9/1/38	7,495	7,614
6.00% 10/1/38	13,257	13,296
6.00% 3/1/39	8,077	8,211
6.00% 5/1/40	217,370	221,295
6.00% 7/1/40	279,319	284,368
6.00% 6/1/53	492,216	488,912
6.00% 8/1/53	1,815,399	1,792,193
6.50% 11/1/36	42,090	43,190
6.50% 8/1/37	21,495	21,905
6.50% 10/1/37	6,639	6,837
6.50% 4/1/39	27,766	28,320
GNMA I S.F. 30 yr
3.00% 9/15/42	356,861	309,018
3.00% 11/15/42	323,206	281,253
3.00% 12/15/42	147,770	128,579
3.00% 2/15/45	229,189	196,252
3.50% 10/15/40	50,480	45,239
3.50% 1/15/41	15,713	14,127
3.50% 7/15/41	40,522	36,431
3.50% 10/15/41	75,961	68,292
3.50% 3/15/42	6,460	5,805
3.50% 6/15/42	453,791	407,981
3.50% 10/15/42	17,877	16,063
4.00% 6/15/39	18,809	17,374
4.00% 8/15/40	76,389	69,930
4.00% 10/15/40	163,106	150,135
4.00% 12/15/40	298,022	274,325
4.00% 1/15/41	269,673	248,204
4.00% 9/15/41	65,955	60,703
4.50% 2/15/39	18,993	18,119
4.50% 3/15/39	232,278	220,335
4.50% 4/15/39	50,630	48,091
4.50% 5/15/39	21,376	20,231
4.50% 6/15/39	24,797	23,453
4.50% 7/15/39	58,398	55,840
4.50% 8/15/39	9,459	9,047
4.50% 9/15/39	97,469	92,421
4.50% 10/15/39	248,385	235,367
4.50% 11/15/39	77,553	74,070
LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 12/15/39	56,350	$53,800
4.50% 1/15/40	204,292	194,764
4.50% 4/15/40	84,490	80,323
4.50% 5/15/40	70,462	66,987
4.50% 6/15/40	170,888	160,806
4.50% 8/15/40	38,949	37,179
4.50% 9/15/40	42,146	39,950
4.50% 1/15/41	220,791	210,409
4.50% 2/15/41	351,510	335,337
4.50% 3/15/41	41,365	39,306
4.50% 6/15/41	39,983	37,728
4.50% 7/15/41	5,870	5,606
5.00% 3/15/35	13,182	12,707
5.00% 3/15/38	5,831	5,702
5.00% 4/15/38	3,485	3,384
5.00% 5/15/38	780	758
5.00% 8/15/38	2,078	1,988
5.00% 1/15/39	47,550	46,504
5.00% 4/15/39	41,891	40,852
5.00% 5/15/39	278,226	272,345
5.00% 6/15/39	209,961	204,371
5.00% 9/15/39	68,467	65,913
5.00% 10/15/39	69,574	67,554
5.00% 11/15/39	96,258	94,121
5.00% 1/15/40	307,849	299,038
5.00% 2/15/40	178,937	173,931
5.00% 4/15/40	101,481	98,084
5.00% 7/15/40	101,610	99,075
5.50% 10/15/33	54,606	53,596
5.50% 4/15/37	13,108	13,010
5.50% 7/15/37	8,709	8,533
5.50% 1/15/38	45,708	44,755
5.50% 2/15/38	59,885	59,713
5.50% 7/15/38	24,529	24,356
5.50% 8/15/38	7,413	7,281
5.50% 9/15/38	107,572	107,262
5.50% 12/15/38	79,674	79,375
5.50% 1/15/39	30,147	29,619
5.50% 5/15/39	58,962	58,792
5.50% 7/15/39	587	571
5.50% 10/15/39	60,935	60,759
5.50% 12/15/39	15,885	15,839
5.50% 4/15/40	98,652	96,637
5.50% 2/15/41	14,382	14,340
6.00% 1/15/38	26,654	27,022
6.00% 3/15/38	298	295
6.00% 5/15/38	11,550	11,485
6.00% 7/15/38	1,196	1,215
6.00% 8/15/38	21,561	21,396
6.00% 10/15/38	26,028	26,204
6.00% 11/15/38	22,092	22,831
6.00% 12/15/38	47,061	47,083
6.00% 8/15/39	4,120	4,081
6.00% 10/15/39	2,276	2,254
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.00% 6/15/40	2,466	$2,442
6.00% 12/15/40	153,312	157,074
6.50% 5/15/38	7,168	7,215
6.50% 7/15/38	57,264	57,650
6.50% 10/15/38	4,125	4,185
6.50% 2/15/39	60,434	60,831
6.50% 8/15/39	3,150	3,170
GNMA II S.F. 30 yr
2.00% 1/20/51	3,211,637	2,546,293
2.00% 4/20/51	5,831,301	4,614,352
2.00% 5/20/51	3,580,985	2,840,353
2.00% 6/20/51	5,988,236	4,747,933
2.00% 9/20/51	6,323,944	5,005,307
2.00% 12/20/51	4,395,448	3,475,724
2.00% 1/20/52	4,004,483	3,168,101
2.00% 5/20/52	1,073,874	848,962
2.50% 12/20/46	524,267	435,427
2.50% 7/20/50	1,340,875	1,103,385
2.50% 8/20/50	3,444,728	2,825,976
2.50% 10/20/50	4,117,382	3,375,149
2.50% 4/20/51	5,366,275	4,393,740
2.50% 7/20/51	5,990,733	4,900,098
2.50% 8/20/51	2,847,625	2,329,133
2.50% 9/20/51	4,297,505	3,514,814
2.50% 10/20/51	2,009,125	1,643,164
2.50% 1/20/52	2,645,154	2,163,056
2.50% 3/20/52	716,547	585,815
2.50% 4/20/52	1,000,888	818,262
2.50% 5/20/52	2,277,124	1,861,629
3.00% 9/20/42	558,092	480,984
3.00% 11/20/42	281,926	242,957
3.00% 12/20/42	447,602	385,732
3.00% 1/20/43	430,857	371,310
3.00% 2/20/43	806,657	703,537
3.00% 3/20/43	1,159,249	991,521
3.00% 6/20/43	368,512	317,569
3.00% 9/20/43	679,656	586,789
3.00% 12/20/44	381,628	329,740
3.00% 3/20/45	365,711	315,165
3.00% 4/20/45	319,341	275,197
3.00% 6/20/45	530,220	456,938
3.00% 8/20/45	727,826	620,931
3.00% 12/20/45	151,594	130,638
3.00% 5/20/46	603,944	520,413
3.00% 9/20/46	721,084	622,036
3.00% 10/20/46	738,447	635,791
3.00% 11/20/46	611,669	526,547
3.00% 12/20/46	1,479,283	1,274,628
3.00% 1/20/47	1,133,090	975,291
3.00% 2/20/47	409,783	352,688
3.00% 6/20/47	464,230	399,462
3.00% 1/20/48	379,119	325,816
3.00% 12/20/49	465,852	396,598
3.00% 2/20/50	1,219,603	1,036,981
LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 5/20/50	1,320,604	$1,125,911
3.00% 6/20/50	2,583,206	2,199,086
3.00% 7/20/50	4,087,158	3,482,262
3.00% 8/20/51	1,655,704	1,407,567
3.50% 12/20/41	380,293	339,914
3.50% 4/20/42	178,958	160,023
3.50% 6/20/42	541,593	484,392
3.50% 10/20/42	225,844	202,114
3.50% 12/20/42	491,494	439,887
3.50% 2/20/43	828,857	741,980
3.50% 3/20/43	499,780	441,095
3.50% 5/20/43	591,406	530,769
3.50% 9/20/43	675,869	605,381
3.50% 1/20/44	653,028	584,398
3.50% 12/20/44	332,944	296,725
3.50% 3/20/45	281,206	250,420
3.50% 4/20/45	1,518,067	1,352,284
3.50% 6/20/45	570,052	507,266
3.50% 10/20/45	586,136	521,593
3.50% 11/20/45	388,556	345,754
3.50% 12/20/45	135,698	120,354
3.50% 3/20/46	512,933	456,436
3.50% 6/20/46	992,692	885,382
3.50% 7/20/46	592,139	526,618
3.50% 1/20/47	454,068	403,910
3.50% 6/20/47	620,691	551,043
3.50% 7/20/47	560,938	498,213
3.50% 9/20/47	618,907	549,203
3.50% 10/20/47	875,621	776,482
3.50% 11/20/47	577,244	511,886
3.50% 12/20/47	254,551	226,255
3.50% 1/20/48	561,425	499,247
3.50% 6/20/48	709,116	627,966
3.50% 8/20/49	316,329	279,368
3.50% 11/20/49	497,931	439,128
3.50% 12/20/49	1,036,217	915,042
3.50% 7/20/52	244,465	214,175
3.50% 10/20/52	882,893	773,497
4.00% 8/20/40	111,824	103,554
4.00% 10/20/41	22,639	20,961
4.00% 11/20/41	399,925	370,206
4.00% 12/20/41	162,110	150,035
4.00% 5/20/42	366,284	338,715
4.00% 7/20/42	237,846	219,879
4.00% 8/20/42	178,253	164,786
4.00% 8/20/43	264,380	243,675
4.00% 3/20/44	351,077	323,900
4.00% 8/20/44	498,162	458,952
4.00% 10/20/44	142,629	131,343
4.00% 12/20/44	509,492	469,087
4.00% 1/20/45	106,483	98,042
4.00% 2/20/45	272,758	251,148
4.00% 8/20/45	179,568	165,319
4.00% 9/20/45	253,960	233,232
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 10/20/45	382,263	$351,206
4.00% 11/20/45	250,190	229,641
4.00% 1/20/46	54,021	49,610
4.00% 6/20/46	245,112	225,411
4.00% 1/20/47	198,674	181,971
4.00% 4/20/47	343,950	315,315
4.00% 6/20/47	251,499	230,643
4.00% 7/20/47	88,247	80,797
4.00% 8/20/47	360,269	330,114
4.00% 5/20/49	481,659	438,859
4.00% 7/20/49	391,158	356,438
4.00% 3/20/50	605,128	551,073
4.00% 10/20/52	2,407,010	2,168,935
4.00% 11/20/52	723,362	651,815
4.50% 7/20/41	554,402	526,084
4.50% 12/20/43	346,043	328,793
4.50% 3/20/44	226,952	215,731
4.50% 4/20/45	167,810	159,450
4.50% 4/20/47	111,797	105,615
4.50% 7/20/47	110,682	104,094
4.50% 9/20/47	56,774	53,432
4.50% 3/20/48	167,950	157,619
4.50% 7/20/48	647,178	604,913
4.50% 10/20/52	288,318	266,436
4.50% 1/20/53	2,173,392	2,008,109
4.50% 3/20/53	993,462	918,472
4.50% 6/20/53	1,501,330	1,386,872
5.00% 4/20/43	282,891	277,656
5.00% 7/20/48	131,929	127,071
5.00% 5/20/53	2,486,094	2,356,779
5.00% 7/20/53	2,667,460	2,528,709
5.50% 12/20/52	959,959	932,901
5.50% 5/20/53	495,541	481,115
5.50% 7/20/53	1,991,085	1,932,343
5.50% 8/20/53	972,969	944,643
6.00% 12/20/52	592,292	587,413
GNMA II S.F. 30 yr TBA
2.50% 10/20/53	375,000	306,459
3.00% 10/20/53	1,000,000	847,422
3.50% 10/20/53	1,000,000	875,859
4.00% 10/20/53	1,750,000	1,576,572
4.50% 10/20/53	1,550,000	1,431,873
5.00% 10/20/53	2,775,000	2,629,529
5.50% 10/20/53	2,250,000	2,183,379
6.00% 10/20/53	3,500,000	3,468,008
6.50% 10/20/53	1,375,000	1,382,734
Total Agency Mortgage-Backed Securities (Cost $761,080,801)		638,664,985
AGENCY OBLIGATIONS–1.05%
Federal Farm Credit Banks Funding Corp.
4.50% 11/18/24	1,000,000	989,875
4.50% 3/2/26	4,000,000	3,957,729
Federal Home Loan Banks
1.25% 12/21/26	1,000,000	892,957
LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
3.25% 11/16/28	1,255,000	$1,173,623
4.50% 10/3/24	1,000,000	989,026
4.63% 6/6/25	900,000	892,591
Series 677 5.50% 7/15/36	300,000	320,309
Federal Home Loan Mortgage Corp.
0.38% 9/23/25	185,000	168,676
1.50% 2/12/25	3,000,000	2,851,550
5.85% 8/23/27	500,000	499,941
6.25% 7/15/32	750,000	829,800
6.75% 9/15/29	100,000	110,040
6.75% 3/15/31	300,000	336,221
Federal National Mortgage Association
0.38% 8/25/25	2,850,000	2,606,854
0.75% 10/8/27	850,000	726,857
1.63% 1/7/25	2,580,000	2,462,159
2.13% 4/24/26	1,765,000	1,646,247
5.63% 7/15/37	100,000	106,676
6.25% 5/15/29	500,000	537,125
6.63% 11/15/30	300,000	332,083
7.13% 1/15/30	500,000	562,405
7.25% 5/15/30	500,000	568,670
Japan International Cooperation Agency
2.13% 10/20/26	200,000	182,276
3.38% 6/12/28	200,000	185,153
Tennessee Valley Authority
4.63% 9/15/60	150,000	129,986
4.65% 6/15/35	500,000	479,825
Series B 4.70% 7/15/33	200,000	197,705
5.38% 4/1/56	200,000	197,172
5.88% 4/1/36	75,000	79,914
6.15% 1/15/38	100,000	107,519
7.13% 5/1/30	100,000	111,958
Total Agency Obligations (Cost $26,378,254)		25,232,922
CORPORATE BONDS–25.48%
Advertising–0.04%
Interpublic Group of Cos., Inc.
2.40% 3/1/31	100,000	78,476
3.38% 3/1/41	70,000	46,296
4.75% 3/30/30	400,000	371,732
5.38% 6/15/33	175,000	163,416
Omnicom Group, Inc. 2.45% 4/30/30	100,000	80,598
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	200,000	189,969
		930,487
Aerospace & Defense–0.48%
Boeing Co.
2.20% 2/4/26	750,000	688,638
2.60% 10/30/25	100,000	93,442
2.70% 2/1/27	75,000	67,911
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Co. (continued)
2.75% 2/1/26	150,000	$140,105
2.95% 2/1/30	150,000	126,196
3.10% 5/1/26	100,000	93,371
3.20% 3/1/29	100,000	87,820
3.25% 2/1/28	150,000	135,267
3.25% 3/1/28	95,000	85,371
3.25% 2/1/35	100,000	76,880
3.55% 3/1/38	65,000	47,651
3.60% 5/1/34	100,000	80,874
3.63% 2/1/31	85,000	73,422
3.63% 3/1/48	35,000	22,714
3.75% 2/1/50	150,000	101,906
3.85% 11/1/48	35,000	23,903
3.90% 5/1/49	100,000	69,733
3.95% 8/1/59	150,000	99,536
4.88% 5/1/25	285,000	280,103
5.04% 5/1/27	250,000	244,090
5.15% 5/1/30	500,000	477,749
5.71% 5/1/40	450,000	415,171
5.81% 5/1/50	500,000	452,759
5.93% 5/1/60	350,000	314,271
6.13% 2/15/33	50,000	50,340
6.88% 3/15/39	100,000	105,263
General Dynamics Corp.
2.13% 8/15/26	150,000	137,854
2.38% 11/15/24	100,000	96,354
2.63% 11/15/27	100,000	90,180
3.50% 5/15/25	150,000	145,268
3.75% 5/15/28	160,000	150,286
4.25% 4/1/50	300,000	246,486
L3Harris Technologies, Inc.
3.83% 4/27/25	250,000	242,544
3.85% 12/15/26	75,000	71,024
4.40% 6/15/28	150,000	141,938
4.85% 4/27/35	70,000	63,668
5.05% 4/27/45	70,000	60,942
5.40% 1/15/27	165,000	163,564
5.40% 7/31/33	250,000	240,318
Lockheed Martin Corp.
1.85% 6/15/30	45,000	36,294
2.80% 6/15/50	50,000	31,171
3.60% 3/1/35	150,000	126,748
3.80% 3/1/45	250,000	191,616
4.07% 12/15/42	279,000	228,415
4.50% 5/15/36	40,000	36,455
4.70% 5/15/46	109,000	95,741
4.75% 2/15/34	350,000	331,335
5.10% 11/15/27	100,000	99,420
5.25% 1/15/33	200,000	197,555
5.70% 11/15/54	70,000	69,825
5.90% 11/15/63	90,000	91,668
Northrop Grumman Corp.
3.20% 2/1/27	100,000	93,377
LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
3.25% 1/15/28	125,000	$114,635
4.70% 3/15/33	115,000	107,367
5.05% 11/15/40	100,000	89,981
5.25% 5/1/50	600,000	553,264
7.75% 2/15/31	150,000	166,983
RTX Corp.
2.25% 7/1/30	100,000	80,458
2.38% 3/15/32	200,000	154,424
3.03% 3/15/52	140,000	84,214
3.13% 5/4/27	350,000	321,878
3.13% 7/1/50	600,000	373,043
3.50% 3/15/27	107,000	99,534
3.75% 11/1/46	100,000	70,811
3.95% 8/16/25	75,000	72,565
4.05% 5/4/47	50,000	37,167
4.13% 11/16/28	180,000	167,842
4.15% 5/15/45	250,000	189,284
4.35% 4/15/47	70,000	54,478
4.45% 11/16/38	60,000	50,479
4.50% 6/1/42	400,000	327,222
4.63% 11/16/48	100,000	81,483
4.70% 12/15/41	200,000	167,430
5.38% 2/27/53	160,000	144,798
		11,443,872
Agriculture–0.35%
Altria Group, Inc.
2.35% 5/6/25	40,000	37,835
2.45% 2/4/32	500,000	377,189
2.63% 9/16/26	145,000	133,834
3.40% 5/6/30	25,000	21,372
3.40% 2/4/41	415,000	269,588
3.88% 9/16/46	200,000	131,202
4.00% 2/4/61	385,000	245,991
4.40% 2/14/26	65,000	63,099
4.45% 5/6/50	40,000	28,334
4.50% 5/2/43	100,000	74,332
4.80% 2/14/29	225,000	213,995
5.38% 1/31/44	63,000	56,471
5.80% 2/14/39	165,000	152,970
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	149,956
4.50% 3/15/49	500,000	420,929
BAT Capital Corp.
2.26% 3/25/28	75,000	63,430
2.73% 3/25/31	150,000	115,746
3.22% 9/6/26	150,000	139,136
3.46% 9/6/29	200,000	171,278
3.56% 8/15/27	200,000	182,978
3.73% 9/25/40	65,000	43,589
3.98% 9/25/50	100,000	62,760
4.39% 8/15/37	275,000	210,432
4.54% 8/15/47	240,000	165,202
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
BAT Capital Corp. (continued)
4.76% 9/6/49	100,000	$70,327
4.91% 4/2/30	400,000	366,979
6.42% 8/2/33	250,000	242,974
7.08% 8/2/53	125,000	118,082
7.75% 10/19/32	110,000	116,192
BAT International Finance PLC
1.67% 3/25/26	100,000	90,097
5.93% 2/2/29	195,000	191,441
Bunge Ltd. Finance Corp.
1.63% 8/17/25	50,000	46,221
3.25% 8/15/26	45,000	42,062
3.75% 9/25/27	55,000	51,204
Philip Morris International, Inc.
0.88% 5/1/26	250,000	222,846
2.10% 5/1/30	55,000	43,894
2.75% 2/25/26	100,000	93,799
3.13% 8/17/27	150,000	138,455
3.38% 8/11/25	100,000	95,981
3.38% 8/15/29	100,000	88,183
4.13% 3/4/43	150,000	113,058
4.25% 11/10/44	85,000	64,788
4.38% 11/15/41	200,000	156,557
4.50% 3/20/42	100,000	79,807
4.88% 2/13/26	100,000	98,358
4.88% 2/15/28	350,000	339,072
5.00% 11/17/25	120,000	118,571
5.13% 11/17/27	155,000	151,775
5.13% 2/15/30	100,000	95,904
5.25% 9/7/28	250,000	244,805
5.38% 2/15/33	350,000	331,743
5.50% 9/7/30	250,000	243,097
5.63% 9/7/33	250,000	240,407
5.75% 11/17/32	115,000	112,208
6.38% 5/16/38	150,000	152,797
Reynolds American, Inc.
4.45% 6/12/25	105,000	102,054
5.70% 8/15/35	50,000	44,735
5.85% 8/15/45	180,000	149,099
6.15% 9/15/43	125,000	110,397
		8,499,617
Airlines–0.07%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	41,838	37,433
3.20% 12/15/29	348,500	313,458
3.65% 2/15/29	68,625	62,140
♦Delta Air Lines Pass-Through Trust 2.00% 12/10/29	123,093	107,447
♦JetBlue Pass-Through Trust
2.75% 11/15/33	42,075	35,260
LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦JetBlue Pass-Through Trust (continued)
4.00% 5/15/34	20,910	$18,816
Southwest Airlines Co.
2.63% 2/10/30	100,000	82,389
3.00% 11/15/26	100,000	92,582
5.13% 6/15/27	265,000	258,388
5.25% 5/4/25	115,000	113,666
♦Spirit Airlines Pass-Through Trust 4.10% 10/1/29	14,684	13,319
♦United Airlines Pass-Through Trust
2.70% 11/1/33	81,605	67,307
3.10% 1/7/30	68,340	61,765
3.50% 9/1/31	102,539	90,875
3.75% 3/3/28	110,667	103,492
4.15% 2/25/33	87,235	79,050
4.88% 7/15/27	38,790	37,551
5.88% 4/15/29	204,850	203,100
		1,778,038
Apparel–0.06%
NIKE, Inc.
2.38% 11/1/26	150,000	138,022
2.85% 3/27/30	500,000	433,108
3.38% 11/1/46	100,000	71,821
3.63% 5/1/43	100,000	78,280
3.88% 11/1/45	100,000	79,788
PVH Corp. 4.63% 7/10/25	30,000	29,032
Ralph Lauren Corp.
2.95% 6/15/30	55,000	47,058
3.75% 9/15/25	100,000	96,558
Tapestry, Inc.
3.05% 3/15/32	100,000	73,257
4.13% 7/15/27	35,000	32,235
VF Corp. 2.40% 4/23/25	500,000	471,180
		1,550,339
Auto Manufacturers–0.42%
American Honda Finance Corp.
1.20% 7/8/25	200,000	185,259
1.30% 9/9/26	165,000	146,400
1.80% 1/13/31	100,000	77,702
2.00% 3/24/28	115,000	99,504
2.35% 1/8/27	100,000	90,724
4.60% 4/17/25	250,000	245,999
4.60% 4/17/30	250,000	237,139
4.70% 1/12/28	175,000	170,055
5.25% 7/7/26	150,000	149,073
Cummins, Inc.
0.75% 9/1/25	85,000	77,676
4.88% 10/1/43	64,000	56,253
General Motors Co.
5.00% 10/1/28	150,000	143,216
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Co. (continued)
5.15% 4/1/38	125,000	$104,398
5.40% 4/1/48	200,000	157,971
5.95% 4/1/49	100,000	84,817
6.25% 10/2/43	350,000	313,580
6.60% 4/1/36	305,000	296,399
6.75% 4/1/46	75,000	70,088
6.80% 10/1/27	200,000	204,103
General Motors Financial Co., Inc.
1.25% 1/8/26	250,000	223,444
2.35% 2/26/27	150,000	132,198
2.35% 1/8/31	250,000	189,097
2.40% 4/10/28	100,000	85,073
2.70% 8/20/27	250,000	219,304
2.90% 2/26/25	350,000	333,923
3.10% 1/12/32	150,000	116,052
3.60% 6/21/30	250,000	209,237
3.80% 4/7/25	75,000	72,292
3.85% 1/5/28	100,000	90,753
4.00% 1/15/25	200,000	194,245
4.30% 7/13/25	100,000	96,529
4.35% 4/9/25	115,000	111,814
4.35% 1/17/27	180,000	169,439
5.80% 6/23/28	200,000	195,384
5.85% 4/6/30	145,000	138,892
6.00% 1/9/28	100,000	98,776
6.05% 10/10/25	250,000	248,893
Honda Motor Co. Ltd.
2.27% 3/10/25	85,000	80,998
2.53% 3/10/27	85,000	77,255
2.97% 3/10/32	100,000	84,178
Mercedes-Benz Finance North America LLC 8.50% 1/18/31	200,000	236,875
PACCAR Financial Corp.
0.90% 11/8/24	100,000	94,832
2.85% 4/7/25	100,000	96,014
4.45% 3/30/26	100,000	98,432
4.60% 1/10/28	100,000	97,520
4.95% 8/10/28	250,000	247,150
Toyota Motor Corp.
1.34% 3/25/26	200,000	181,562
2.76% 7/2/29	70,000	61,698
3.67% 7/20/28	105,000	98,143
5.12% 7/13/33	250,000	243,905
Toyota Motor Credit Corp.
0.80% 1/9/26	250,000	225,538
1.15% 8/13/27	120,000	102,823
1.45% 1/13/25	200,000	189,894
1.80% 2/13/25	250,000	237,576
1.90% 1/13/27	200,000	179,310
1.90% 4/6/28	100,000	86,746
2.40% 1/13/32	200,000	160,253
LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit Corp. (continued)
3.05% 3/22/27	200,000	$185,431
3.20% 1/11/27	100,000	93,502
3.40% 4/14/25	150,000	145,185
4.45% 5/18/26	250,000	244,451
4.55% 9/20/27	250,000	243,201
4.63% 1/12/28	160,000	156,277
5.45% 11/10/27	200,000	200,659
		9,985,109
Auto Parts & Equipment–0.03%
Aptiv PLC
4.35% 3/15/29	65,000	61,387
5.40% 3/15/49	150,000	123,619
Aptiv PLC/Aptiv Corp.
2.40% 2/18/25	150,000	142,722
3.25% 3/1/32	100,000	81,984
4.15% 5/1/52	125,000	86,957
BorgWarner, Inc. 2.65% 7/1/27	125,000	111,602
Lear Corp.
3.80% 9/15/27	100,000	92,385
4.25% 5/15/29	50,000	45,332
		745,988
Banks–5.71%
Banco Bilbao Vizcaya Argentaria SA 1.13% 9/18/25	200,000	182,062
Banco Santander SA
μ1.72% 9/14/27	200,000	174,881
1.85% 3/25/26	200,000	179,865
2.75% 5/28/25	200,000	188,355
2.96% 3/25/31	200,000	159,046
3.49% 5/28/30	200,000	168,087
3.50% 3/24/25	200,000	192,239
4.25% 4/11/27	200,000	186,601
4.38% 4/12/28	200,000	184,641
5.18% 11/19/25	200,000	194,547
5.59% 8/8/28	200,000	195,648
6.92% 8/8/33	200,000	191,097
Bank of America Corp.
μ1.20% 10/24/26	850,000	768,648
μ1.32% 6/19/26	900,000	825,367
μ1.53% 12/6/25	200,000	188,847
μ1.66% 3/11/27	250,000	224,298
μ1.73% 7/22/27	305,000	270,279
μ1.90% 7/23/31	200,000	151,971
μ1.92% 10/24/31	350,000	264,052
μ2.02% 2/13/26	300,000	282,280
μ2.09% 6/14/29	750,000	627,851
μ2.30% 7/21/32	500,000	378,865
μ2.46% 10/22/25	200,000	192,069
μ2.48% 9/21/36	300,000	218,303
μ2.50% 2/13/31	300,000	240,432
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ2.55% 2/4/28	200,000	$178,335
μ2.57% 10/20/32	250,000	192,098
μ2.65% 3/11/32	250,000	196,742
μ2.68% 6/19/41	300,000	192,113
μ2.83% 10/24/51	75,000	44,084
μ2.88% 10/22/30	200,000	166,627
μ2.97% 2/4/33	1,125,000	887,125
μ2.97% 7/21/52	500,000	301,668
μ3.09% 10/1/25	550,000	531,848
μ3.19% 7/23/30	250,000	213,693
3.25% 10/21/27	500,000	456,618
μ3.37% 1/23/26	250,000	240,335
μ3.42% 12/20/28	480,000	430,583
μ3.48% 3/13/52	250,000	166,713
3.50% 4/19/26	350,000	330,438
μ3.56% 4/23/27	300,000	281,453
μ3.59% 7/21/28	350,000	319,625
μ3.82% 1/20/28	250,000	232,160
μ3.85% 3/8/37	200,000	162,671
3.88% 8/1/25	400,000	387,471
3.95% 4/21/25	250,000	241,403
μ3.95% 1/23/49	250,000	184,184
μ3.97% 2/7/30	375,000	336,787
4.18% 11/25/27	250,000	232,400
4.25% 10/22/26	433,000	411,333
μ4.27% 7/23/29	400,000	368,658
μ4.38% 4/27/28	250,000	236,064
μ4.44% 1/20/48	200,000	159,682
4.45% 3/3/26	430,000	414,146
μ4.57% 4/27/33	250,000	221,958
5.00% 1/21/44	350,000	307,973
μ5.20% 4/25/29	200,000	192,661
μ5.29% 4/25/34	200,000	186,102
μ5.82% 9/15/29	250,000	246,932
μ5.87% 9/15/34	250,000	243,295
5.88% 2/7/42	218,000	213,716
μ5.93% 9/15/27	250,000	248,142
6.11% 1/29/37	200,000	197,228
μ6.20% 11/10/28	130,000	130,587
7.75% 5/14/38	200,000	223,844
Bank of America NA
5.53% 8/18/26	250,000	248,787
6.00% 10/15/36	400,000	401,664
Bank of Montreal
1.25% 9/15/26	200,000	175,798
1.50% 1/10/25	145,000	137,061
2.65% 3/8/27	135,000	121,452
μ3.09% 1/10/37	250,000	186,293
μ3.80% 12/15/32	300,000	262,045
4.70% 9/14/27	200,000	191,665
5.20% 12/12/24	150,000	148,696
5.20% 2/1/28	200,000	195,217
5.30% 6/5/26	250,000	246,633
LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal (continued)
5.72% 9/25/28	250,000	$247,344
μBank of New York Mellon 5.22% 11/21/25	250,000	247,763
Bank of New York Mellon Corp.
2.10% 10/24/24	170,000	163,341
3.00% 2/24/25	100,000	96,187
3.00% 10/30/28	55,000	48,537
3.25% 5/16/27	150,000	138,730
3.30% 8/23/29	350,000	305,804
μ3.44% 2/7/28	180,000	167,748
3.85% 4/28/28	100,000	93,831
3.95% 11/18/25	100,000	96,279
μ4.95% 4/26/27	60,000	58,565
μ4.97% 4/26/34	85,000	78,378
μ5.80% 10/25/28	180,000	179,650
μ5.83% 10/25/33	145,000	142,534
Bank of Nova Scotia
1.05% 3/2/26	250,000	223,129
1.30% 6/11/25	500,000	462,539
1.30% 9/15/26	100,000	88,022
2.45% 2/2/32	200,000	154,987
2.70% 8/3/26	200,000	184,168
2.95% 3/11/27	200,000	182,425
3.45% 4/11/25	90,000	86,655
4.50% 12/16/25	150,000	144,949
μ4.59% 5/4/37	65,000	54,174
4.85% 2/1/30	105,000	98,878
5.25% 12/6/24	165,000	163,482
BankUnited, Inc. 5.13% 6/11/30	200,000	168,375
Barclays PLC
μ2.28% 11/24/27	200,000	176,213
μ2.65% 6/24/31	300,000	231,934
μ2.67% 3/10/32	200,000	151,514
μ2.85% 5/7/26	200,000	188,670
μ2.89% 11/24/32	200,000	150,503
μ3.33% 11/24/42	200,000	127,583
μ3.81% 3/10/42	200,000	130,570
4.34% 1/10/28	200,000	185,434
4.38% 1/12/26	200,000	191,668
4.95% 1/10/47	200,000	160,988
μ4.97% 5/16/29	200,000	186,836
5.20% 5/12/26	500,000	481,695
5.25% 8/17/45	200,000	167,792
μ5.75% 8/9/33	600,000	553,719
μ5.83% 5/9/27	200,000	196,416
μ6.22% 5/9/34	200,000	189,458
μ6.69% 9/13/34	205,000	200,138
μ7.39% 11/2/28	200,000	205,192
μ7.44% 11/2/33	200,000	205,376
BNP Paribas SA 4.25% 10/15/24	200,000	195,875
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
BPCE SA 3.38% 12/2/26	250,000	$231,402
Canadian Imperial Bank of Commerce
0.95% 10/23/25	105,000	95,199
1.00% 10/18/24	150,000	142,451
2.25% 1/28/25	200,000	190,497
3.60% 4/7/32	90,000	76,587
5.62% 7/17/26	400,000	398,081
5.99% 10/3/28	350,000	349,219
Citibank NA
5.80% 9/29/28	500,000	500,071
5.86% 9/29/25	375,000	375,367
Citigroup, Inc.
μ1.28% 11/3/25	60,000	56,668
μ2.01% 1/25/26	145,000	136,924
μ2.52% 11/3/32	145,000	110,316
μ2.56% 5/1/32	140,000	108,374
μ2.67% 1/29/31	300,000	243,304
μ2.90% 11/3/42	100,000	63,968
μ3.06% 1/25/33	135,000	106,722
μ3.07% 2/24/28	250,000	226,775
μ3.11% 4/8/26	1,600,000	1,526,903
3.20% 10/21/26	300,000	276,968
μ3.29% 3/17/26	300,000	287,094
μ3.52% 10/27/28	250,000	226,164
μ3.67% 7/24/28	200,000	183,463
3.70% 1/12/26	400,000	380,564
μ3.79% 3/17/33	300,000	250,271
μ3.88% 1/24/39	250,000	193,586
μ3.98% 3/20/30	750,000	673,563
4.13% 7/25/28	380,000	345,727
4.30% 11/20/26	400,000	379,245
4.45% 9/29/27	300,000	281,655
4.60% 3/9/26	105,000	101,368
4.65% 7/30/45	250,000	200,847
4.65% 7/23/48	250,000	202,351
4.75% 5/18/46	150,000	117,371
5.50% 9/13/25	200,000	197,586
5.88% 2/22/33	200,000	192,154
5.88% 1/30/42	150,000	144,084
6.00% 10/31/33	100,000	96,925
μ6.17% 5/25/34	200,000	191,125
μ6.27% 11/17/33	335,000	334,010
6.63% 6/15/32	100,000	100,961
6.68% 9/13/43	150,000	149,153
8.13% 7/15/39	350,000	411,528
μCitizens Bank NA 6.06% 10/24/25	500,000	482,419
Comerica Bank 4.00% 7/27/25	250,000	233,379
Cooperatieve Rabobank UA
1.38% 1/10/25	250,000	236,531
3.75% 7/21/26	250,000	232,788
5.25% 5/24/41	150,000	143,511
5.25% 8/4/45	250,000	214,630
LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse AG
3.70% 2/21/25	250,000	$240,991
7.50% 2/15/28	600,000	627,616
7.95% 1/9/25	600,000	610,609
Deutsche Bank AG
μ2.13% 11/24/26	150,000	135,653
μ2.55% 1/7/28	350,000	305,431
μ3.55% 9/18/31	355,000	286,203
μ3.96% 11/26/25	200,000	193,161
4.10% 1/13/26	200,000	189,603
μ6.12% 7/14/26	165,000	163,224
μ7.08% 2/10/34	200,000	180,748
μ7.15% 7/13/27	330,000	332,234
Fifth Third Bancorp
μ1.71% 11/1/27	220,000	190,071
2.55% 5/5/27	120,000	105,450
μ4.06% 4/25/28	90,000	82,823
μ6.34% 7/27/29	55,000	54,333
8.25% 3/1/38	100,000	106,590
Fifth Third Bank NA
3.95% 7/28/25	200,000	192,337
μ5.85% 10/27/25	250,000	245,942
First Horizon Corp. 4.00% 5/26/25	100,000	94,418
Goldman Sachs Group, Inc.
μ0.86% 2/12/26	750,000	695,040
μ1.09% 12/9/26	100,000	89,474
μ1.43% 3/9/27	200,000	178,058
μ1.95% 10/21/27	430,000	379,670
μ2.38% 7/21/32	855,000	651,158
μ2.64% 2/24/28	90,000	80,253
μ2.65% 10/21/32	175,000	135,077
μ2.91% 7/21/42	290,000	187,292
μ3.10% 2/24/33	200,000	159,941
μ3.44% 2/24/43	100,000	68,969
μ3.62% 3/15/28	400,000	369,070
μ3.69% 6/5/28	135,000	124,415
3.75% 5/22/25	750,000	722,853
3.80% 3/15/30	600,000	529,445
μ3.81% 4/23/29	400,000	363,214
3.85% 1/26/27	300,000	281,372
μ4.02% 10/31/38	350,000	275,511
μ4.22% 5/1/29	500,000	462,515
μ4.41% 4/23/39	500,000	411,533
4.75% 10/21/45	150,000	126,229
5.15% 5/22/45	360,000	308,490
μ5.80% 8/10/26	180,000	178,624
5.95% 1/15/27	200,000	199,305
6.25% 2/1/41	255,000	257,193
6.45% 5/1/36	200,000	198,866
6.75% 10/1/37	800,000	810,118
HSBC Bank USA NA 7.00% 1/15/39	100,000	103,034
HSBC Holdings PLC
μ1.59% 5/24/27	210,000	185,168
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (continued)
μ1.65% 4/18/26	225,000	$209,119
μ2.01% 9/22/28	355,000	301,315
μ2.10% 6/4/26	290,000	270,299
μ2.36% 8/18/31	200,000	153,621
μ2.63% 11/7/25	510,000	488,682
μ2.85% 6/4/31	250,000	199,914
μ3.00% 3/10/26	350,000	333,536
3.90% 5/25/26	400,000	378,464
μ3.97% 5/22/30	435,000	382,547
μ4.04% 3/13/28	200,000	185,089
μ4.29% 9/12/26	600,000	576,467
4.30% 3/8/26	250,000	240,002
4.38% 11/23/26	375,000	355,855
μ4.58% 6/19/29	235,000	217,266
μ4.76% 3/29/33	200,000	170,327
μ5.40% 8/11/33	1,000,000	921,515
μ5.89% 8/14/27	250,000	246,950
6.10% 1/14/42	200,000	199,249
μ6.25% 3/9/34	250,000	244,337
μ6.33% 3/9/44	200,000	192,040
6.50% 5/2/36	200,000	189,415
6.50% 9/15/37	200,000	187,749
μ6.55% 6/20/34	250,000	237,092
6.80% 6/1/38	200,000	193,151
μ7.39% 11/3/28	250,000	258,636
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	197,445
4.00% 5/15/25	150,000	143,574
μ5.02% 5/17/33	70,000	61,708
μ6.21% 8/21/29	250,000	244,563
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	233,556
ING Groep NV
μ1.73% 4/1/27	200,000	178,938
4.05% 4/9/29	370,000	335,787
μ4.25% 3/28/33	200,000	172,646
μ6.08% 9/11/27	200,000	199,111
μ6.11% 9/11/34	200,000	194,222
JPMorgan Chase & Co.
μ1.04% 2/4/27	250,000	222,488
μ1.47% 9/22/27	190,000	166,456
μ1.56% 12/10/25	200,000	189,016
μ1.76% 11/19/31	350,000	263,257
μ1.95% 2/4/32	150,000	113,756
μ2.01% 3/13/26	110,000	103,584
μ2.07% 6/1/29	280,000	235,930
μ2.18% 6/1/28	700,000	613,346
μ2.30% 10/15/25	185,000	177,443
μ2.53% 11/19/41	350,000	219,839
μ2.55% 11/8/32	250,000	193,474
μ2.60% 2/24/26	250,000	238,008
μ2.74% 10/15/30	460,000	384,683
LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
2.95% 10/1/26	500,000	$462,953
μ2.95% 2/24/28	150,000	136,073
μ2.96% 5/13/31	80,000	65,730
μ2.96% 1/25/33	200,000	159,225
μ3.11% 4/22/41	300,000	208,498
μ3.11% 4/22/51	700,000	434,616
3.20% 6/15/26	450,000	423,082
3.30% 4/1/26	500,000	472,073
μ3.51% 1/23/29	310,000	281,188
μ3.54% 5/1/28	150,000	137,924
3.63% 12/1/27	260,000	239,557
μ3.70% 5/6/30	250,000	222,970
3.90% 7/15/25	500,000	484,173
μ3.96% 1/29/27	500,000	477,920
μ3.96% 11/15/48	200,000	145,925
μ4.01% 4/23/29	350,000	322,550
μ4.08% 4/26/26	250,000	242,616
4.13% 12/15/26	500,000	475,219
μ4.20% 7/23/29	300,000	278,027
μ4.32% 4/26/28	250,000	237,200
μ4.45% 12/5/29	200,000	186,692
μ4.57% 6/14/30	140,000	130,597
μ4.59% 4/26/33	210,000	189,304
4.95% 6/1/45	500,000	427,455
μ5.30% 7/24/29	280,000	272,435
μ5.35% 6/1/34	615,000	583,190
5.40% 1/6/42	200,000	186,908
5.50% 10/15/40	100,000	94,473
μ5.55% 12/15/25	250,000	248,257
5.60% 7/15/41	500,000	475,758
μ5.72% 9/14/33	1,155,000	1,110,279
6.40% 5/15/38	450,000	468,273
8.00% 4/29/27	100,000	107,896
KeyBank NA
4.39% 12/14/27	400,000	360,290
5.85% 11/15/27	250,000	237,750
KeyCorp 2.25% 4/6/27	250,000	212,314
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	108,380
^0.00% 6/29/37	500,000	254,581
0.38% 7/18/25	920,000	844,481
0.63% 1/22/26	450,000	406,965
0.75% 9/30/30	800,000	613,067
1.25% 1/31/25	500,000	473,218
1.75% 9/14/29	140,000	118,831
2.00% 5/2/25	400,000	379,948
2.88% 4/3/28	525,000	484,841
3.00% 5/20/27	315,000	296,224
3.63% 4/1/26	270,000	261,331
3.75% 2/15/28	425,000	407,731
3.88% 6/15/28	205,000	197,437
4.13% 7/15/33	200,000	190,105
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
4.63% 8/7/26	350,000	$347,069
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	133,962
0.88% 3/30/26	160,000	144,561
2.50% 11/15/27	300,000	275,013
Lloyds Banking Group PLC
μ1.63% 5/11/27	200,000	177,386
μ2.44% 2/5/26	200,000	189,504
μ3.57% 11/7/28	350,000	312,630
3.75% 1/11/27	235,000	218,683
μ3.75% 3/18/28	200,000	183,662
4.34% 1/9/48	150,000	102,868
4.38% 3/22/28	200,000	186,408
4.45% 5/8/25	200,000	194,450
4.58% 12/10/25	300,000	286,901
4.65% 3/24/26	200,000	191,499
μ5.87% 3/6/29	200,000	195,559
μ5.99% 8/7/27	200,000	198,199
μ7.95% 11/15/33	200,000	206,866
μM&T Bank Corp. 5.05% 1/27/34	170,000	147,009
Manufacturers & Traders Trust Co. 5.40% 11/21/25	250,000	242,431
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	200,000	189,115
1.41% 7/17/25	200,000	184,505
μ1.64% 10/13/27	250,000	220,423
2.05% 7/17/30	200,000	155,815
μ2.34% 1/19/28	200,000	177,912
2.56% 2/25/30	200,000	163,734
μ2.85% 1/19/33	200,000	157,194
3.20% 7/18/29	200,000	173,718
3.29% 7/25/27	200,000	183,594
3.74% 3/7/29	200,000	181,834
3.75% 7/18/39	200,000	156,195
3.78% 3/2/25	200,000	193,886
3.85% 3/1/26	400,000	382,198
3.96% 3/2/28	350,000	328,350
4.05% 9/11/28	200,000	185,967
4.15% 3/7/39	70,000	57,636
4.29% 7/26/38	70,000	59,022
μ5.24% 4/19/29	200,000	194,400
μ5.35% 9/13/28	200,000	195,656
μ5.41% 4/19/34	200,000	189,730
μ5.47% 9/13/33	200,000	191,726
Mizuho Financial Group, Inc.
μ1.98% 9/8/31	200,000	151,531
μ2.26% 7/9/32	200,000	150,273
2.56% 9/13/31	200,000	151,365
μ3.15% 7/16/30	200,000	170,594
3.17% 9/11/27	200,000	181,053
LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mizuho Financial Group, Inc. (continued)
4.02% 3/5/28	200,000	$185,764
μ4.25% 9/11/29	200,000	183,754
μ5.41% 9/13/28	200,000	195,749
μ5.78% 7/6/29	200,000	197,222
Morgan Stanley
μ0.86% 10/21/25	50,000	47,107
μ0.99% 12/10/26	500,000	446,076
μ1.16% 10/21/25	185,000	174,634
μ1.51% 7/20/27	500,000	441,796
μ1.79% 2/13/32	655,000	485,059
μ1.93% 4/28/32	250,000	185,700
μ2.24% 7/21/32	500,000	376,843
μ2.48% 1/21/28	170,000	151,575
μ2.48% 9/16/36	250,000	181,597
μ2.51% 10/20/32	185,000	141,481
μ2.63% 2/18/26	200,000	190,366
μ2.70% 1/22/31	235,000	192,139
μ2.94% 1/21/33	135,000	106,314
3.13% 7/27/26	235,000	218,267
•3.59% 7/22/28	200,000	182,476
μ3.62% 4/1/31	800,000	689,179
3.63% 1/20/27	350,000	326,737
3.70% 10/23/24	725,000	708,418
μ3.77% 1/24/29	450,000	410,334
3.88% 1/27/26	265,000	253,354
3.95% 4/23/27	300,000	278,648
•3.97% 7/22/38	130,000	103,114
4.00% 7/23/25	200,000	193,341
μ4.21% 4/20/28	175,000	164,549
4.30% 1/27/45	500,000	395,053
4.35% 9/8/26	300,000	286,044
4.38% 1/22/47	400,000	316,389
μ4.43% 1/23/30	165,000	152,649
5.00% 11/24/25	175,000	171,524
μ5.05% 1/28/27	100,000	98,023
μ5.12% 2/1/29	165,000	158,898
μ5.16% 4/20/29	155,000	149,118
μ5.25% 4/21/34	180,000	167,126
μ5.30% 4/20/37	160,000	142,563
μ5.42% 7/21/34	265,000	249,972
μ5.45% 7/20/29	200,000	194,894
μ6.14% 10/16/26	350,000	350,333
6.25% 8/9/26	100,000	101,069
μ6.30% 10/18/28	350,000	352,685
μ6.34% 10/18/33	325,000	326,852
7.25% 4/1/32	100,000	109,550
Morgan Stanley Bank NA 5.48% 7/16/25	250,000	249,104
National Australia Bank Ltd. 2.50% 7/12/26	250,000	230,941
National Bank of Canada 5.25% 1/17/25	250,000	248,046
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
NatWest Group PLC
μ3.07% 5/22/28	200,000	$178,393
μ4.45% 5/8/30	200,000	180,518
4.80% 4/5/26	250,000	241,473
μ5.81% 9/13/29	365,000	354,073
μ7.47% 11/10/26	200,000	204,022
Northern Trust Corp.
1.95% 5/1/30	190,000	151,288
3.65% 8/3/28	100,000	92,614
3.95% 10/30/25	250,000	240,924
4.00% 5/10/27	135,000	127,700
Oesterreichische Kontrollbank AG
0.38% 9/17/25	320,000	291,565
1.50% 2/12/25	600,000	568,675
4.25% 3/1/28	145,000	141,746
4.63% 11/3/25	105,000	103,861
PNC Bank NA
2.70% 10/22/29	250,000	203,387
3.10% 10/25/27	250,000	225,183
3.25% 6/1/25	250,000	238,870
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	220,404
2.20% 11/1/24	200,000	191,926
2.55% 1/22/30	150,000	121,724
3.15% 5/19/27	250,000	228,082
3.45% 4/23/29	350,000	307,135
μ4.76% 1/26/27	115,000	111,790
μ5.58% 6/12/29	175,000	169,770
μ5.67% 10/28/25	250,000	248,070
μ5.81% 6/12/26	145,000	143,843
μ5.94% 8/18/34	250,000	240,205
Regions Financial Corp. 2.25% 5/18/25	100,000	93,285
Royal Bank of Canada
0.88% 1/20/26	250,000	224,189
1.15% 6/10/25	430,000	397,636
1.40% 11/2/26	250,000	219,816
1.60% 1/21/25	100,000	94,668
2.05% 1/21/27	100,000	89,527
2.25% 11/1/24	200,000	192,259
2.30% 11/3/31	200,000	155,129
3.63% 5/4/27	200,000	186,573
3.88% 5/4/32	200,000	174,331
4.95% 4/25/25	250,000	246,379
5.00% 5/2/33	350,000	325,176
5.20% 7/20/26	250,000	247,273
5.20% 8/1/28	250,000	243,327
6.00% 11/1/27	250,000	251,804
Santander Holdings USA, Inc.
μ2.49% 1/6/28	70,000	60,779
3.45% 6/2/25	100,000	95,110
4.40% 7/13/27	220,000	204,150
4.50% 7/17/25	250,000	242,407
LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Santander Holdings USA, Inc. (continued)
μ6.50% 3/9/29	125,000	$121,908
μSantander U.K. Group Holdings PLC
1.53% 8/21/26	250,000	226,613
2.47% 1/11/28	200,000	174,061
3.82% 11/3/28	200,000	178,546
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	200,000	175,885
1.47% 7/8/25	435,000	402,388
1.90% 9/17/28	200,000	165,062
2.13% 7/8/30	300,000	234,779
2.14% 9/23/30	500,000	386,038
2.22% 9/17/31	200,000	151,733
2.35% 1/15/25	200,000	190,900
2.93% 9/17/41	100,000	65,211
3.04% 7/16/29	200,000	170,849
3.35% 10/18/27	150,000	136,417
3.36% 7/12/27	200,000	183,273
3.45% 1/11/27	250,000	231,944
3.54% 1/17/28	250,000	227,374
3.78% 3/9/26	200,000	190,416
3.94% 7/19/28	150,000	137,905
5.52% 1/13/28	450,000	443,855
5.77% 1/13/33	200,000	195,463
5.78% 7/13/33	250,000	244,363
6.18% 7/13/43	165,000	157,664
Synchrony Bank 5.63% 8/23/27	1,000,000	933,296
Synovus Bank 5.63% 2/15/28	250,000	226,518
Toronto-Dominion Bank
0.75% 1/6/26	250,000	223,061
1.25% 12/13/24	65,000	61,535
1.25% 9/10/26	200,000	176,128
1.45% 1/10/25	250,000	236,670
1.95% 1/12/27	250,000	222,673
2.00% 9/10/31	100,000	76,099
2.45% 1/12/32	250,000	193,723
5.10% 1/9/26	350,000	345,316
5.16% 1/10/28	350,000	341,597
5.52% 7/17/28	200,000	197,408
5.53% 7/17/26	200,000	198,542
Truist Bank
3.30% 5/15/26	200,000	184,413
3.63% 9/16/25	250,000	236,152
4.05% 11/3/25	75,000	72,098
Truist Financial Corp.
1.13% 8/3/27	200,000	167,026
1.20% 8/5/25	165,000	151,340
μ1.27% 3/2/27	145,000	128,476
1.95% 6/5/30	165,000	126,788
2.85% 10/26/24	100,000	96,518
3.70% 6/5/25	150,000	143,983
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Truist Financial Corp. (continued)
μ4.87% 1/26/29	40,000	$37,548
μ5.12% 1/26/34	40,000	35,758
μ5.87% 6/8/34	400,000	376,489
μ6.05% 6/8/27	80,000	79,130
μ6.12% 10/28/33	250,000	240,389
U.S. Bancorp
1.38% 7/22/30	150,000	109,368
1.45% 5/12/25	100,000	93,281
μ2.22% 1/27/28	200,000	176,439
2.38% 7/22/26	150,000	136,915
μ2.68% 1/27/33	200,000	150,546
3.00% 7/30/29	150,000	125,667
3.10% 4/27/26	65,000	60,402
3.90% 4/26/28	250,000	230,218
μ4.65% 2/1/29	250,000	233,961
μ4.84% 2/1/34	250,000	220,114
μ5.73% 10/21/26	155,000	153,711
μ5.78% 6/12/29	250,000	243,345
μ5.85% 10/21/33	155,000	146,726
U.S. Bank NA 2.05% 1/21/25	300,000	284,941
UBS AG 5.65% 9/11/28	250,000	245,837
UBS Group AG
4.55% 4/17/26	350,000	336,159
4.88% 5/15/45	400,000	328,331
Wachovia Corp. 5.50% 8/1/35	150,000	138,103
Wells Fargo & Co.
μ2.16% 2/11/26	415,000	391,750
μ2.19% 4/30/26	1,000,000	938,933
μ2.39% 6/2/28	205,000	179,779
μ2.41% 10/30/25	440,000	421,654
μ2.57% 2/11/31	115,000	92,956
μ2.88% 10/30/30	500,000	416,228
3.00% 4/22/26	150,000	139,724
3.00% 10/23/26	300,000	275,518
μ3.35% 3/2/33	390,000	315,254
μ3.53% 3/24/28	140,000	128,572
μ3.58% 5/22/28	755,000	691,197
μ3.91% 4/25/26	145,000	139,715
4.10% 6/3/26	740,000	702,873
4.15% 1/24/29	300,000	275,459
4.30% 7/22/27	750,000	706,754
4.40% 6/14/46	250,000	185,015
μ4.61% 4/25/53	200,000	156,587
4.65% 11/4/44	225,000	174,952
4.75% 12/7/46	350,000	273,173
μ5.01% 4/4/51	950,000	798,221
μ5.39% 4/24/34	195,000	182,307
μ5.56% 7/25/34	600,000	568,130
Wells Fargo Bank NA
5.45% 8/7/26	315,000	312,891
5.55% 8/1/25	315,000	313,963
6.60% 1/15/38	450,000	456,088
LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp.
2.35% 2/19/25	200,000	$191,477
2.65% 1/16/30	70,000	59,838
μ2.67% 11/15/35	125,000	93,648
2.70% 8/19/26	200,000	185,416
2.85% 5/13/26	150,000	140,705
μ2.89% 2/4/30	600,000	565,600
2.96% 11/16/40	95,000	57,777
3.35% 3/8/27	250,000	233,342
3.40% 1/25/28	100,000	92,703
μ4.11% 7/24/34	95,000	82,042
μ4.32% 11/23/31	250,000	231,560
4.42% 7/24/39	70,000	53,291
5.46% 11/18/27	250,000	250,191
		137,316,594
Beverages–0.51%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65% 2/1/26	200,000	192,072
4.70% 2/1/36	950,000	870,710
Anheuser-Busch InBev Worldwide, Inc.
4.00% 4/13/28	270,000	255,498
4.38% 4/15/38	285,000	247,074
4.44% 10/6/48	395,000	325,250
4.60% 4/15/48	115,000	97,199
4.75% 1/23/29	395,000	382,978
4.90% 1/23/31	160,000	155,778
4.95% 1/15/42	300,000	272,503
5.45% 1/23/39	165,000	159,419
5.55% 1/23/49	1,230,000	1,178,085
5.80% 1/23/59	415,000	405,971
8.20% 1/15/39	200,000	244,488
Brown-Forman Corp.
3.50% 4/15/25	60,000	58,097
4.00% 4/15/38	85,000	70,418
Coca-Cola Co.
1.00% 3/15/28	145,000	122,400
1.38% 3/15/31	250,000	190,843
1.45% 6/1/27	60,000	53,006
1.50% 3/5/28	145,000	125,502
1.65% 6/1/30	700,000	560,944
2.00% 3/5/31	165,000	132,810
2.13% 9/6/29	150,000	127,898
2.50% 6/1/40	70,000	47,639
2.50% 3/15/51	165,000	98,182
2.60% 6/1/50	150,000	91,713
2.75% 6/1/60	150,000	90,154
2.90% 5/25/27	100,000	92,811
3.00% 3/5/51	65,000	43,625
Coca-Cola Consolidated, Inc. 3.80% 11/25/25	50,000	48,199
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola Femsa SAB de CV
1.85% 9/1/32	185,000	$137,634
2.75% 1/22/30	300,000	254,991
Constellation Brands, Inc.
3.15% 8/1/29	100,000	87,613
3.50% 5/9/27	30,000	27,845
3.60% 2/15/28	100,000	91,985
3.70% 12/6/26	100,000	94,408
4.10% 2/15/48	100,000	74,585
4.35% 5/9/27	200,000	191,378
4.50% 5/9/47	45,000	35,638
4.65% 11/15/28	125,000	119,224
4.75% 5/9/32	200,000	185,275
4.90% 5/1/33	125,000	116,014
Diageo Capital PLC
2.13% 10/24/24	200,000	192,577
2.38% 10/24/29	200,000	169,380
3.88% 5/18/28	200,000	189,442
3.88% 4/29/43	30,000	23,199
5.88% 9/30/36	100,000	101,639
Keurig Dr Pepper, Inc.
2.25% 3/15/31	85,000	66,882
3.35% 3/15/51	60,000	38,731
3.40% 11/15/25	150,000	143,111
3.43% 6/15/27	70,000	65,037
3.95% 4/15/29	200,000	184,736
4.05% 4/15/32	135,000	119,342
4.42% 12/15/46	50,000	38,993
4.50% 4/15/52	145,000	114,442
4.60% 5/25/28	150,000	144,185
Molson Coors Beverage Co.
3.00% 7/15/26	110,000	102,229
4.20% 7/15/46	345,000	259,458
5.00% 5/1/42	250,000	215,636
PepsiCo, Inc.
1.40% 2/25/31	75,000	57,613
1.63% 5/1/30	560,000	449,874
1.95% 10/21/31	150,000	118,161
2.38% 10/6/26	80,000	74,294
2.63% 10/21/41	200,000	136,045
2.75% 3/19/30	100,000	86,619
2.75% 10/21/51	135,000	84,415
2.85% 2/24/26	90,000	85,186
3.00% 10/15/27	150,000	139,271
4.45% 5/15/28	200,000	196,350
4.45% 2/15/33	200,000	191,639
4.55% 2/13/26	130,000	128,612
4.65% 2/15/53	200,000	177,572
		12,252,526
Biotechnology–0.32%
Amgen, Inc.
1.65% 8/15/28	200,000	168,377
1.90% 2/21/25	135,000	128,370
2.00% 1/15/32	200,000	151,778
LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen, Inc. (continued)
2.20% 2/21/27	175,000	$157,096
2.30% 2/25/31	100,000	80,139
2.45% 2/21/30	400,000	331,195
2.60% 8/19/26	200,000	184,590
2.80% 8/15/41	200,000	129,737
3.00% 2/22/29	90,000	79,976
3.00% 1/15/52	200,000	120,820
3.13% 5/1/25	200,000	192,133
3.15% 2/21/40	200,000	141,146
3.35% 2/22/32	90,000	76,020
3.38% 2/21/50	300,000	196,387
4.20% 2/22/52	90,000	67,406
4.40% 2/22/62	75,000	55,564
5.15% 3/2/28	250,000	245,874
5.15% 11/15/41	250,000	220,679
5.25% 3/2/25	70,000	69,476
5.25% 3/2/30	200,000	195,397
5.25% 3/2/33	225,000	215,091
5.51% 3/2/26	85,000	84,487
5.60% 3/2/43	90,000	83,671
5.65% 3/2/53	705,000	659,826
5.75% 3/2/63	90,000	83,023
Baxalta, Inc.
4.00% 6/23/25	45,000	43,640
5.25% 6/23/45	14,000	12,470
Biogen, Inc.
2.25% 5/1/30	75,000	59,904
3.15% 5/1/50	120,000	73,296
3.25% 2/15/51	586,000	363,848
4.05% 9/15/25	145,000	140,028
Gilead Sciences, Inc.
1.20% 10/1/27	120,000	102,059
1.65% 10/1/30	95,000	74,177
2.60% 10/1/40	250,000	165,018
2.80% 10/1/50	250,000	151,001
3.50% 2/1/25	270,000	262,210
3.65% 3/1/26	300,000	287,187
4.15% 3/1/47	380,000	300,211
4.50% 2/1/45	80,000	66,643
4.60% 9/1/35	200,000	183,019
4.75% 3/1/46	200,000	171,258
4.80% 4/1/44	200,000	174,388
5.25% 10/15/33	155,000	151,188
Illumina, Inc. 5.75% 12/13/27	250,000	245,812
Royalty Pharma PLC
1.20% 9/2/25	180,000	163,575
1.75% 9/2/27	115,000	98,122
2.20% 9/2/30	105,000	81,514
3.30% 9/2/40	160,000	104,763
3.55% 9/2/50	160,000	97,792
		7,691,381
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.15%
Carrier Global Corp.
2.24% 2/15/25	300,000	$285,088
2.49% 2/15/27	85,000	76,548
2.72% 2/15/30	120,000	100,005
3.38% 4/5/40	85,000	60,796
3.58% 4/5/50	120,000	80,980
Fortune Brands Innovations, Inc.
3.25% 9/15/29	150,000	130,033
4.00% 6/15/25	50,000	48,213
5.88% 6/1/33	160,000	154,094
Johnson Controls International PLC
3.90% 2/14/26	28,000	26,827
4.50% 2/15/47	145,000	115,799
φ4.95% 7/2/64	68,000	54,402
5.13% 9/14/45	5,000	4,339
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	66,133
2.00% 9/16/31	90,000	68,899
Lennox International, Inc.
1.35% 8/1/25	55,000	50,656
1.70% 8/1/27	40,000	34,535
5.50% 9/15/28	200,000	196,286
Martin Marietta Materials, Inc.
3.45% 6/1/27	43,000	39,912
3.50% 12/15/27	100,000	92,112
4.25% 12/15/47	100,000	75,786
Masco Corp.
1.50% 2/15/28	75,000	62,886
2.00% 10/1/30	125,000	95,694
2.00% 2/15/31	150,000	114,950
3.13% 2/15/51	45,000	26,133
3.50% 11/15/27	60,000	54,866
4.50% 5/15/47	225,000	167,897
Mohawk Industries, Inc.
3.63% 5/15/30	150,000	130,870
5.85% 9/18/28	100,000	99,262
Owens Corning
3.88% 6/1/30	150,000	132,503
3.95% 8/15/29	70,000	63,593
4.30% 7/15/47	100,000	75,557
7.00% 12/1/36	50,000	52,772
Trane Technologies Financing Ltd. 5.25% 3/3/33	45,000	43,508
Trane Technologies Global Holding Co. Ltd.
3.75% 8/21/28	100,000	92,511
4.30% 2/21/48	100,000	77,183
5.75% 6/15/43	100,000	95,600
Vulcan Materials Co.
3.90% 4/1/27	45,000	42,376
LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Vulcan Materials Co. (continued)
4.70% 3/1/48	250,000	$206,622
5.80% 3/1/26	135,000	134,337
		3,530,563
Chemicals–0.38%
Air Products & Chemicals, Inc. 4.80% 3/3/33	250,000	239,841
Albemarle Corp.
5.05% 6/1/32	100,000	90,723
5.45% 12/1/44	100,000	86,009
5.65% 6/1/52	100,000	83,538
Cabot Corp. 4.00% 7/1/29	100,000	90,533
Celanese U.S. Holdings LLC
1.40% 8/5/26	50,000	43,538
6.35% 11/15/28	250,000	246,858
6.55% 11/15/30	350,000	342,521
6.70% 11/15/33	175,000	170,347
Dow Chemical Co.
2.10% 11/15/30	250,000	198,396
3.60% 11/15/50	250,000	167,679
4.38% 11/15/42	400,000	311,365
4.80% 5/15/49	95,000	76,202
5.25% 11/15/41	100,000	88,286
6.30% 3/15/33	155,000	159,875
7.38% 11/1/29	58,000	62,314
9.40% 5/15/39	58,000	73,382
DuPont de Nemours, Inc.
4.49% 11/15/25	250,000	244,056
4.73% 11/15/28	350,000	338,332
5.32% 11/15/38	135,000	126,279
5.42% 11/15/48	225,000	206,196
Eastman Chemical Co.
3.80% 3/15/25	100,000	96,960
4.65% 10/15/44	70,000	53,801
4.80% 9/1/42	250,000	201,156
Ecolab, Inc.
1.30% 1/30/31	195,000	147,460
2.13% 8/15/50	250,000	130,351
2.70% 11/1/26	45,000	41,714
5.25% 1/15/28	300,000	299,458
EIDP, Inc.
1.70% 7/15/25	155,000	144,338
2.30% 7/15/30	335,000	271,925
Huntsman International LLC
2.95% 6/15/31	45,000	34,905
4.50% 5/1/29	90,000	81,388
International Flavors & Fragrances, Inc. 4.38% 6/1/47	55,000	36,936
Linde, Inc.
1.10% 8/10/30	250,000	192,012
2.00% 8/10/50	160,000	81,111
Lubrizol Corp. 6.50% 10/1/34	300,000	334,011
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
LYB International Finance III LLC
1.25% 10/1/25	40,000	$36,448
2.25% 10/1/30	45,000	35,755
3.38% 10/1/40	60,000	40,801
3.63% 4/1/51	85,000	54,145
3.80% 10/1/60	60,000	36,738
4.20% 10/15/49	125,000	88,187
5.63% 5/15/33	500,000	481,350
Mosaic Co.
4.05% 11/15/27	150,000	140,800
5.45% 11/15/33	104,000	97,720
5.63% 11/15/43	200,000	174,690
NewMarket Corp. 2.70% 3/18/31	200,000	156,927
Nutrien Ltd.
2.95% 5/13/30	100,000	83,472
3.00% 4/1/25	300,000	286,705
3.95% 5/13/50	100,000	70,917
4.13% 3/15/35	100,000	83,258
4.90% 3/27/28	115,000	111,069
5.95% 11/7/25	70,000	70,075
PPG Industries, Inc.
1.20% 3/15/26	135,000	121,161
2.55% 6/15/30	50,000	41,140
2.80% 8/15/29	100,000	86,397
RPM International, Inc.
2.95% 1/15/32	125,000	97,239
3.75% 3/15/27	100,000	93,116
5.25% 6/1/45	100,000	82,790
Sherwin-Williams Co.
2.30% 5/15/30	60,000	48,820
2.95% 8/15/29	100,000	86,403
3.30% 5/15/50	100,000	63,515
3.45% 6/1/27	145,000	135,003
3.80% 8/15/49	100,000	70,458
3.95% 1/15/26	250,000	240,795
4.50% 6/1/47	88,000	70,371
Westlake Corp.
3.60% 8/15/26	150,000	141,696
5.00% 8/15/46	100,000	79,928
		9,101,685
Coal–0.01%
Teck Resources Ltd. 3.90% 7/15/30	125,000	108,651
		108,651
Commercial Services–0.28%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	57,891
1.70% 5/15/28	95,000	82,072
3.38% 9/15/25	125,000	120,502
LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Block Financial LLC 3.88% 8/15/30	60,000	$51,569
California Institute of Technology
3.65% 9/1/19	45,000	27,550
4.32% 8/1/45	60,000	49,400
Cintas Corp. No. 2
3.45% 5/1/25	60,000	57,957
3.70% 4/1/27	100,000	94,794
Emory University
2.14% 9/1/30	35,000	28,537
2.97% 9/1/50	35,000	22,225
Equifax, Inc.
2.35% 9/15/31	350,000	265,937
2.60% 12/1/24	50,000	48,037
5.10% 12/15/27	45,000	43,698
Ford Foundation
2.42% 6/1/50	200,000	116,299
2.82% 6/1/70	30,000	16,484
George Washington University
4.13% 9/15/48	200,000	158,520
4.30% 9/15/44	100,000	80,190
Georgetown University
4.32% 4/1/49	50,000	40,108
5.12% 4/1/53	55,000	50,302
5.22% 10/1/18	50,000	41,603
Global Payments, Inc.
1.20% 3/1/26	375,000	334,455
1.50% 11/15/24	110,000	104,486
2.15% 1/15/27	200,000	176,325
2.90% 5/15/30	115,000	94,280
2.90% 11/15/31	200,000	156,894
4.45% 6/1/28	100,000	92,704
4.80% 4/1/26	100,000	96,961
Johns Hopkins University
2.81% 1/1/60	35,000	20,420
4.71% 7/1/32	60,000	57,651
Leland Stanford Junior University
2.41% 6/1/50	60,000	35,059
3.65% 5/1/48	70,000	54,126
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	133,728
3.89% 7/1/16	55,000	37,964
5.60% 7/1/11	200,000	198,471
Moody's Corp.
2.00% 8/19/31	100,000	77,591
2.75% 8/19/41	100,000	65,018
3.25% 1/15/28	65,000	59,597
3.25% 5/20/50	100,000	64,090
3.75% 2/25/52	100,000	70,754
4.25% 2/1/29	100,000	94,488
4.88% 12/17/48	100,000	85,494
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Northwestern University 3.66% 12/1/57	75,000	$53,644
PayPal Holdings, Inc.
1.65% 6/1/25	100,000	93,575
2.30% 6/1/30	80,000	65,379
2.40% 10/1/24	105,000	101,663
2.65% 10/1/26	65,000	59,948
2.85% 10/1/29	95,000	82,354
3.25% 6/1/50	500,000	327,566
President & Fellows of Harvard College
3.15% 7/15/46	100,000	69,918
3.30% 7/15/56	100,000	66,939
3.75% 11/15/52	65,000	49,774
Quanta Services, Inc.
0.95% 10/1/24	30,000	28,377
2.35% 1/15/32	55,000	41,271
3.05% 10/1/41	60,000	37,801
RELX Capital, Inc.
3.00% 5/22/30	100,000	85,609
4.00% 3/18/29	200,000	186,427
Rockefeller Foundation 2.49% 10/1/50	60,000	34,614
S&P Global, Inc.
1.25% 8/15/30	75,000	57,248
2.30% 8/15/60	395,000	194,687
2.45% 3/1/27	70,000	63,761
2.50% 12/1/29	55,000	46,727
2.70% 3/1/29	150,000	131,149
2.90% 3/1/32	105,000	86,417
2.95% 1/22/27	150,000	138,926
3.25% 12/1/49	65,000	42,965
3.70% 3/1/52	35,000	25,280
3.90% 3/1/62	45,000	32,504
5.25% 9/15/33	160,000	155,957
Trustees of Boston University 4.06% 10/1/48	25,000	19,925
Trustees of Princeton University
2.52% 7/1/50	40,000	24,342
5.70% 3/1/39	50,000	51,024
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	63,413
University of Chicago
2.55% 4/1/50	35,000	21,662
3.00% 10/1/52	65,000	42,887
4.00% 10/1/53	60,000	46,740
University of Notre Dame du Lac 3.39% 2/15/48	100,000	73,703
University of Southern California
3.03% 10/1/39	200,000	150,010
3.84% 10/1/47	55,000	42,581
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	13,415
LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Verisk Analytics, Inc. (continued)
4.00% 6/15/25	100,000	$96,991
4.13% 3/15/29	120,000	111,701
William Marsh Rice University 3.57% 5/15/45	100,000	75,775
		6,758,880
Computers–0.61%
Apple, Inc.
0.55% 8/20/25	400,000	366,890
0.70% 2/8/26	250,000	225,396
1.13% 5/11/25	535,000	500,397
1.20% 2/8/28	250,000	213,275
1.25% 8/20/30	100,000	78,306
1.40% 8/5/28	200,000	169,436
1.65% 5/11/30	120,000	97,293
1.70% 8/5/31	200,000	157,378
2.05% 9/11/26	200,000	183,785
2.20% 9/11/29	250,000	214,484
2.40% 8/20/50	220,000	129,703
2.45% 8/4/26	250,000	232,229
2.50% 2/9/25	250,000	240,549
2.65% 5/11/50	500,000	306,219
2.70% 8/5/51	200,000	121,784
2.75% 1/13/25	100,000	96,653
2.80% 2/8/61	250,000	146,778
2.85% 8/5/61	200,000	118,051
2.90% 9/12/27	400,000	369,364
2.95% 9/11/49	135,000	89,105
3.00% 11/13/27	200,000	184,821
3.20% 5/13/25	150,000	145,052
3.20% 5/11/27	154,000	144,572
3.35% 2/9/27	200,000	189,126
3.45% 2/9/45	125,000	94,690
3.75% 9/12/47	225,000	173,916
3.75% 11/13/47	150,000	116,315
3.85% 8/4/46	135,000	106,822
3.95% 8/8/52	800,000	627,389
4.00% 5/10/28	175,000	168,037
4.25% 2/9/47	25,000	21,203
4.30% 5/10/33	250,000	235,994
4.38% 5/13/45	100,000	86,434
4.42% 5/8/26	180,000	177,126
4.45% 5/6/44	200,000	178,816
4.50% 2/23/36	250,000	238,198
4.65% 2/23/46	530,000	472,248
4.85% 5/10/53	250,000	229,019
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	83,879
3.45% 12/15/51	250,000	155,755
4.90% 10/1/26	800,000	780,521
5.30% 10/1/29	300,000	291,230
6.02% 6/15/26	250,000	250,975
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Dell International LLC/EMC Corp. (continued)
8.10% 7/15/36	73,000	$81,665
8.35% 7/15/46	33,000	38,570
Genpact Luxembourg Sarl 3.38% 12/1/24	100,000	96,291
Hewlett Packard Enterprise Co.
1.75% 4/1/26	300,000	272,452
5.25% 7/1/28	250,000	244,061
5.90% 10/1/24	250,000	249,797
6.20% 10/15/35	250,000	251,207
6.35% 10/15/45	250,000	243,428
HP, Inc.
2.20% 6/17/25	150,000	141,026
3.00% 6/17/27	150,000	136,328
4.20% 4/15/32	200,000	173,018
6.00% 9/15/41	305,000	287,662
International Business Machines Corp.
1.70% 5/15/27	505,000	442,424
1.95% 5/15/30	110,000	88,353
2.20% 2/9/27	100,000	89,959
2.72% 2/9/32	155,000	126,654
2.85% 5/15/40	165,000	111,272
2.95% 5/15/50	155,000	92,768
3.30% 5/15/26	250,000	237,192
3.30% 1/27/27	100,000	93,538
3.43% 2/9/52	125,000	81,508
3.45% 2/19/26	150,000	142,998
4.00% 6/20/42	200,000	155,775
4.15% 5/15/39	200,000	162,791
4.25% 5/15/49	350,000	270,140
4.75% 2/6/33	250,000	235,220
5.10% 2/6/53	250,000	219,188
5.60% 11/30/39	210,000	200,719
5.88% 11/29/32	120,000	123,551
Leidos, Inc.
2.30% 2/15/31	195,000	149,960
5.75% 3/15/33	45,000	43,126
NetApp, Inc.
1.88% 6/22/25	35,000	32,727
2.38% 6/22/27	50,000	44,647
2.70% 6/22/30	50,000	40,644
Teledyne FLIR LLC 2.50% 8/1/30	35,000	28,102
Western Digital Corp.
2.85% 2/1/29	65,000	52,185
3.10% 2/1/32	110,000	81,005
		14,771,164
Cosmetics & Personal Care–0.18%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	43,017
4.00% 8/15/45	100,000	82,891
LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Colgate-Palmolive Co. (continued)
4.60% 3/1/28	250,000	$247,195
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	90,099
3.15% 3/15/27	100,000	93,378
4.15% 3/15/47	65,000	50,837
4.38% 6/15/45	250,000	201,718
4.65% 5/15/33	125,000	116,591
Haleon U.K. Capital PLC 3.13% 3/24/25	250,000	240,121
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	231,937
3.38% 3/24/29	250,000	224,189
3.63% 3/24/32	250,000	214,413
Kenvue, Inc. 5.05% 3/22/53	400,000	363,329
Procter & Gamble Co.
0.55% 10/29/25	100,000	90,934
1.20% 10/29/30	100,000	77,402
1.90% 2/1/27	400,000	362,398
2.30% 2/1/32	400,000	329,530
2.70% 2/2/26	100,000	94,687
2.85% 8/11/27	150,000	138,843
4.05% 1/26/33	250,000	232,819
Unilever Capital Corp.
1.38% 9/14/30	105,000	80,980
2.00% 7/28/26	100,000	91,646
2.90% 5/5/27	150,000	138,250
3.38% 3/22/25	100,000	96,975
3.50% 3/22/28	100,000	93,173
4.88% 9/8/28	100,000	98,506
5.00% 12/8/33	100,000	96,841
5.90% 11/15/32	133,000	138,000
		4,360,699
Distribution/Wholesale–0.01%
WW Grainger, Inc.
3.75% 5/15/46	150,000	111,405
4.20% 5/15/47	100,000	82,056
4.60% 6/15/45	55,000	47,052
		240,513
Diversified Financial Services–0.91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	290,000	275,860
1.75% 10/29/24	150,000	143,001
1.75% 1/30/26	225,000	203,056
2.45% 10/29/26	150,000	134,354
3.30% 1/30/32	240,000	190,779
3.40% 10/29/33	150,000	116,028
3.50% 1/15/25	150,000	144,698
3.65% 7/21/27	150,000	136,160
3.85% 10/29/41	150,000	106,412
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
4.63% 10/15/27	200,000	$187,561
5.75% 6/6/28	210,000	205,164
6.15% 9/30/30	290,000	285,639
6.50% 7/15/25	150,000	150,173
Air Lease Corp.
2.10% 9/1/28	70,000	58,116
2.20% 1/15/27	200,000	177,108
3.13% 12/1/30	50,000	40,713
3.25% 3/1/25	100,000	95,712
3.38% 7/1/25	95,000	90,249
3.75% 6/1/26	100,000	94,258
5.85% 12/15/27	250,000	246,615
Aircastle Ltd. 4.25% 6/15/26	65,000	61,495
Ally Financial, Inc.
μ6.99% 6/13/29	125,000	122,312
8.00% 11/1/31	600,000	605,781
American Express Co.
1.65% 11/4/26	85,000	75,230
3.00% 10/30/24	300,000	290,852
3.30% 5/3/27	230,000	211,939
4.05% 5/3/29	165,000	153,566
4.05% 12/3/42	135,000	107,388
4.90% 2/13/26	85,000	83,392
μ4.99% 5/1/26	250,000	245,615
μ5.63% 7/28/34	125,000	117,990
5.85% 11/5/27	300,000	302,165
Ameriprise Financial, Inc.
2.88% 9/15/26	100,000	93,167
5.15% 5/15/33	115,000	108,623
BGC Partners, Inc. 8.00% 5/25/28	200,000	196,877
BlackRock, Inc.
1.90% 1/28/31	50,000	39,512
2.10% 2/25/32	250,000	193,190
2.40% 4/30/30	90,000	75,009
3.20% 3/15/27	167,000	156,212
3.25% 4/30/29	150,000	135,398
Capital One Financial Corp.
μ1.88% 11/2/27	250,000	217,562
μ2.36% 7/29/32	200,000	137,051
μ2.62% 11/2/32	250,000	183,195
3.20% 2/5/25	150,000	143,703
μ3.27% 3/1/30	200,000	167,300
3.65% 5/11/27	500,000	457,099
3.75% 3/9/27	250,000	228,824
4.20% 10/29/25	200,000	190,709
4.25% 4/30/25	150,000	145,276
μ5.47% 2/1/29	155,000	147,545
μ6.31% 6/8/29	165,000	161,254
μ6.38% 6/8/34	165,000	155,713
Cboe Global Markets, Inc.
1.63% 12/15/30	200,000	153,181
LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Cboe Global Markets, Inc. (continued)
3.65% 1/12/27	100,000	$94,841
Charles Schwab Corp.
0.90% 3/11/26	335,000	296,956
1.65% 3/11/31	400,000	296,005
2.00% 3/20/28	200,000	168,770
3.00% 3/10/25	100,000	95,804
3.20% 3/2/27	100,000	91,575
3.25% 5/22/29	200,000	173,240
3.30% 4/1/27	90,000	82,552
3.45% 2/13/26	70,000	66,152
3.85% 5/21/25	200,000	193,247
μ5.85% 5/19/34	125,000	118,862
μ6.14% 8/24/34	250,000	243,189
CI Financial Corp.
3.20% 12/17/30	155,000	117,568
4.10% 6/15/51	200,000	115,761
CME Group, Inc.
2.65% 3/15/32	105,000	85,557
3.75% 6/15/28	100,000	94,442
4.15% 6/15/48	75,000	61,333
5.30% 9/15/43	100,000	95,906
Discover Financial Services
3.75% 3/4/25	100,000	96,021
3.95% 11/6/24	100,000	97,248
4.10% 2/9/27	115,000	105,077
4.50% 1/30/26	150,000	143,455
6.70% 11/29/32	200,000	193,326
Eaton Vance Corp. 3.50% 4/6/27	100,000	92,900
Franklin Resources, Inc.
1.60% 10/30/30	100,000	75,902
2.85% 3/30/25	100,000	95,517
Intercontinental Exchange, Inc.
1.85% 9/15/32	165,000	120,836
2.10% 6/15/30	155,000	124,188
2.65% 9/15/40	165,000	107,765
3.00% 6/15/50	115,000	70,851
3.00% 9/15/60	160,000	91,305
3.10% 9/15/27	250,000	229,294
3.65% 5/23/25	95,000	91,828
3.75% 12/1/25	85,000	81,683
3.75% 9/21/28	105,000	97,374
4.00% 9/15/27	200,000	189,281
4.25% 9/21/48	150,000	117,669
4.35% 6/15/29	85,000	79,974
4.60% 3/15/33	55,000	50,523
4.95% 6/15/52	95,000	82,308
5.20% 6/15/62	145,000	126,632
Invesco Finance PLC 3.75% 1/15/26	100,000	95,703
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Janus Henderson U.S. Holdings, Inc. 4.88% 8/1/25	150,000	$146,564
Jefferies Financial Group, Inc.
2.75% 10/15/32	155,000	115,692
4.85% 1/15/27	310,000	297,501
5.88% 7/21/28	135,000	132,116
6.25% 1/15/36	100,000	98,290
Lazard Group LLC
3.63% 3/1/27	100,000	91,680
3.75% 2/13/25	100,000	96,580
Legg Mason, Inc.
4.75% 3/15/26	150,000	146,593
5.63% 1/15/44	100,000	91,917
Mastercard, Inc.
1.90% 3/15/31	100,000	79,433
2.00% 3/3/25	200,000	190,605
2.95% 11/21/26	150,000	140,461
2.95% 6/1/29	150,000	133,516
2.95% 3/15/51	45,000	29,163
3.30% 3/26/27	600,000	563,562
3.65% 6/1/49	150,000	111,414
3.80% 11/21/46	100,000	77,155
Nasdaq, Inc.
1.65% 1/15/31	200,000	151,030
2.50% 12/21/40	200,000	122,997
3.85% 6/30/26	45,000	42,904
3.95% 3/7/52	100,000	69,793
5.55% 2/15/34	210,000	200,435
Nomura Holdings, Inc.
1.85% 7/16/25	300,000	277,558
2.33% 1/22/27	200,000	175,988
2.61% 7/14/31	200,000	152,957
2.68% 7/16/30	200,000	158,797
2.71% 1/22/29	200,000	167,287
3.00% 1/22/32	200,000	154,996
3.10% 1/16/30	250,000	207,190
5.39% 7/6/27	200,000	194,005
6.07% 7/12/28	250,000	247,214
ORIX Corp.
2.25% 3/9/31	100,000	78,737
3.25% 12/4/24	100,000	96,613
3.70% 7/18/27	100,000	93,302
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	169,744
4.95% 7/15/46	50,000	41,387
Synchrony Financial
2.88% 10/28/31	125,000	88,564
3.70% 8/4/26	200,000	180,556
4.50% 7/23/25	100,000	95,225
5.15% 3/19/29	50,000	44,782
Visa, Inc.
1.90% 4/15/27	500,000	448,498
LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa, Inc. (continued)
2.00% 8/15/50	300,000	$163,703
2.70% 4/15/40	100,000	70,419
2.75% 9/15/27	75,000	68,708
3.15% 12/14/25	350,000	334,058
4.15% 12/14/35	115,000	103,948
4.30% 12/14/45	530,000	448,493
Voya Financial, Inc.
3.65% 6/15/26	100,000	94,194
4.80% 6/15/46	60,000	45,665
5.70% 7/15/43	100,000	87,594
Western Union Co.
1.35% 3/15/26	100,000	89,203
2.75% 3/15/31	100,000	76,556
2.85% 1/10/25	50,000	47,818
		21,927,361
Electric–2.09%
AEP Texas, Inc.
2.10% 7/1/30	100,000	78,996
3.45% 1/15/50	50,000	32,222
4.15% 5/1/49	100,000	72,155
5.40% 6/1/33	180,000	171,604
AEP Transmission Co. LLC
3.75% 12/1/47	100,000	72,377
4.50% 6/15/52	40,000	32,405
AES Corp.
1.38% 1/15/26	190,000	169,198
2.45% 1/15/31	250,000	192,266
Alabama Power Co.
1.45% 9/15/30	250,000	190,937
3.05% 3/15/32	65,000	54,270
3.70% 12/1/47	100,000	70,162
3.75% 3/1/45	150,000	108,783
4.30% 1/2/46	150,000	116,140
4.30% 7/15/48	65,000	49,968
6.13% 5/15/38	100,000	99,503
Ameren Corp.
1.75% 3/15/28	100,000	84,755
3.65% 2/15/26	50,000	47,586
Ameren Illinois Co.
1.55% 11/15/30	40,000	30,417
3.70% 12/1/47	100,000	72,837
3.80% 5/15/28	100,000	93,986
4.95% 6/1/33	250,000	236,542
American Electric Power Co., Inc.
1.00% 11/1/25	125,000	113,268
2.30% 3/1/30	50,000	40,177
3.20% 11/13/27	100,000	91,262
3.25% 3/1/50	65,000	39,927
5.63% 3/1/33	65,000	62,898
5.70% 8/15/25	115,000	114,411
5.95% 11/1/32	200,000	199,411
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Appalachian Power Co.
2.70% 4/1/31	250,000	$201,086
3.70% 5/1/50	100,000	67,146
Arizona Public Service Co.
2.95% 9/15/27	50,000	45,577
3.15% 5/15/25	100,000	95,820
3.35% 5/15/50	70,000	43,835
3.50% 12/1/49	100,000	63,713
4.25% 3/1/49	100,000	72,260
4.35% 11/15/45	100,000	75,092
4.50% 4/1/42	100,000	79,173
5.05% 9/1/41	100,000	84,532
Atlantic City Electric Co. 2.30% 3/15/31	50,000	39,631
Avangrid, Inc.
3.15% 12/1/24	150,000	144,608
3.80% 6/1/29	100,000	88,869
Avista Corp. 4.35% 6/1/48	100,000	76,629
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	32,765
3.50% 8/15/46	200,000	136,328
3.75% 8/15/47	100,000	71,211
6.35% 10/1/36	100,000	102,970
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	67,357
2.85% 5/15/51	150,000	86,508
3.25% 4/15/28	125,000	113,125
3.80% 7/15/48	70,000	48,703
4.60% 5/1/53	150,000	117,161
5.15% 11/15/43	200,000	175,722
5.95% 5/15/37	125,000	122,519
6.13% 4/1/36	247,000	248,144
Black Hills Corp.
3.05% 10/15/29	100,000	84,507
3.15% 1/15/27	100,000	91,683
3.88% 10/15/49	100,000	66,886
3.95% 1/15/26	50,000	47,728
4.20% 9/15/46	100,000	71,690
6.15% 5/15/34	250,000	243,368
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	68,457
2.40% 9/1/26	100,000	91,682
3.00% 2/1/27	100,000	92,307
3.35% 4/1/51	125,000	83,245
4.25% 2/1/49	50,000	39,485
CenterPoint Energy, Inc.
2.95% 3/1/30	100,000	83,807
3.70% 9/1/49	100,000	66,569
Cleco Corporate Holdings LLC
3.74% 5/1/26	100,000	93,245
4.97% 5/1/46	70,000	52,572
LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	$94,495
CMS Energy Corp.
3.00% 5/15/26	40,000	37,353
μ3.75% 12/1/50	300,000	225,315
4.88% 3/1/44	100,000	85,145
Commonwealth Edison Co.
2.20% 3/1/30	100,000	81,465
2.55% 6/15/26	100,000	93,008
2.75% 9/1/51	285,000	161,631
3.13% 3/15/51	100,000	62,859
3.20% 11/15/49	145,000	91,709
3.65% 6/15/46	100,000	70,349
3.70% 8/15/28	45,000	41,740
4.00% 3/1/48	250,000	188,965
4.90% 2/1/33	90,000	85,597
6.45% 1/15/38	100,000	103,318
Connecticut Light & Power Co.
0.75% 12/1/25	50,000	45,270
4.15% 6/1/45	75,000	58,522
4.30% 4/15/44	130,000	103,962
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	89,744
3.60% 6/15/61	200,000	129,279
3.70% 11/15/59	85,000	55,321
3.80% 5/15/28	100,000	93,370
3.95% 3/1/43	150,000	112,890
4.00% 12/1/28	100,000	93,194
4.30% 12/1/56	100,000	73,477
4.45% 3/15/44	200,000	160,010
4.50% 12/1/45	100,000	79,606
4.63% 12/1/54	200,000	157,899
4.65% 12/1/48	100,000	80,988
5.50% 12/1/39	250,000	229,311
5.85% 3/15/36	100,000	97,251
6.30% 8/15/37	20,000	20,246
6.75% 4/1/38	25,000	26,724
Constellation Energy Generation LLC
3.25% 6/1/25	60,000	57,189
5.60% 6/15/42	292,000	261,957
6.13% 1/15/34	75,000	74,881
6.25% 10/1/39	100,000	96,864
Consumers Energy Co.
2.50% 5/1/60	85,000	44,470
3.25% 8/15/46	100,000	67,028
3.95% 5/15/43	150,000	115,038
4.63% 5/15/33	100,000	93,089
4.65% 3/1/28	250,000	244,159
4.90% 2/15/29	250,000	244,425
Dayton Power & Light Co. 3.95% 6/15/49	95,000	66,945
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	$37,663
Dominion Energy South Carolina, Inc. 6.05% 1/15/38	225,000	224,566
Dominion Energy, Inc.
1.45% 4/15/26	40,000	35,988
2.25% 8/15/31	90,000	69,608
2.85% 8/15/26	60,000	55,416
3.30% 4/15/41	30,000	20,482
3.38% 4/1/30	400,000	344,096
4.25% 6/1/28	250,000	235,993
4.60% 3/15/49	150,000	116,964
4.90% 8/1/41	60,000	50,139
5.95% 6/15/35	25,000	24,488
DTE Electric Co.
1.90% 4/1/28	160,000	138,352
2.25% 3/1/30	150,000	123,832
3.25% 4/1/51	70,000	45,069
3.70% 6/1/46	50,000	35,659
3.75% 8/15/47	100,000	72,238
3.95% 3/1/49	70,000	52,002
4.05% 5/15/48	100,000	75,830
DTE Energy Co.
φ2.53% 10/1/24	75,000	72,359
2.85% 10/1/26	200,000	183,607
3.40% 6/15/29	98,000	86,448
4.88% 6/1/28	210,000	202,952
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	61,463
3.45% 4/15/51	90,000	60,235
3.95% 3/15/48	150,000	110,271
4.00% 9/30/42	150,000	114,985
4.95% 1/15/33	250,000	237,546
5.30% 2/15/40	100,000	92,590
6.10% 6/1/37	170,000	168,675
Duke Energy Corp.
0.90% 9/15/25	65,000	59,118
2.45% 6/1/30	370,000	300,432
2.65% 9/1/26	165,000	151,770
3.15% 8/15/27	250,000	227,793
3.40% 6/15/29	65,000	57,757
3.95% 8/15/47	200,000	140,807
4.20% 6/15/49	65,000	47,236
4.80% 12/15/45	100,000	81,890
5.00% 12/8/27	125,000	122,029
5.75% 9/15/33	250,000	245,604
6.10% 9/15/53	250,000	242,454
Duke Energy Florida LLC
1.75% 6/15/30	335,000	263,619
3.20% 1/15/27	150,000	140,522
3.85% 11/15/42	100,000	74,323
5.95% 11/15/52	40,000	39,286
6.40% 6/15/38	300,000	310,208
Duke Energy Florida Project Finance LLC 2.54% 9/1/31	85,855	77,690
LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	$71,580
3.25% 10/1/49	50,000	31,758
3.75% 5/15/46	150,000	105,867
6.12% 10/15/35	100,000	99,386
6.45% 4/1/39	130,000	134,332
Duke Energy Ohio, Inc.
3.65% 2/1/29	100,000	91,720
3.70% 6/15/46	68,000	47,140
4.30% 2/1/49	45,000	34,648
5.25% 4/1/33	35,000	33,789
5.65% 4/1/53	60,000	56,590
Duke Energy Progress LLC
3.45% 3/15/29	70,000	63,471
3.70% 9/1/28	100,000	92,882
4.10% 3/15/43	100,000	77,097
6.30% 4/1/38	250,000	253,156
Duke Energy Progress NC Storm Funding LLC 2.39% 7/1/39	100,000	75,910
Edison International
3.55% 11/15/24	80,000	77,739
5.25% 11/15/28	145,000	139,511
El Paso Electric Co. 5.00% 12/1/44	150,000	121,068
Emera U.S. Finance LP
3.55% 6/15/26	100,000	93,934
4.75% 6/15/46	105,000	77,462
Enel Americas SA 4.00% 10/25/26	35,000	32,540
Enel Chile SA 4.88% 6/12/28	150,000	142,678
Entergy Arkansas LLC
2.65% 6/15/51	65,000	36,214
3.35% 6/15/52	100,000	63,963
3.50% 4/1/26	60,000	57,186
4.20% 4/1/49	100,000	74,614
Entergy Corp.
1.90% 6/15/28	85,000	71,786
2.40% 6/15/31	100,000	77,905
2.95% 9/1/26	90,000	83,189
Entergy Louisiana LLC
1.60% 12/15/30	50,000	37,650
2.35% 6/15/32	100,000	76,918
2.40% 10/1/26	100,000	91,139
2.90% 3/15/51	75,000	44,114
3.10% 6/15/41	100,000	68,780
3.25% 4/1/28	150,000	136,056
4.00% 3/15/33	95,000	82,465
4.20% 4/1/50	100,000	75,449
4.95% 1/15/45	110,000	91,920
Entergy Mississippi LLC
2.85% 6/1/28	50,000	44,384
3.50% 6/1/51	145,000	95,096
3.85% 6/1/49	25,000	17,943
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Texas, Inc.
3.55% 9/30/49	50,000	$33,728
5.80% 9/1/53	140,000	133,894
Evergy Kansas Central, Inc.
2.55% 7/1/26	50,000	46,314
4.25% 12/1/45	50,000	37,941
5.70% 3/15/53	335,000	314,084
Evergy Metro, Inc.
2.25% 6/1/30	150,000	121,044
4.20% 6/15/47	100,000	75,664
Eversource Energy
0.80% 8/15/25	200,000	182,280
2.55% 3/15/31	250,000	199,075
2.90% 10/1/24	100,000	96,895
2.90% 3/1/27	100,000	91,315
3.15% 1/15/25	100,000	96,701
3.30% 1/15/28	100,000	91,032
3.38% 3/1/32	100,000	82,950
4.25% 4/1/29	75,000	69,855
5.45% 3/1/28	365,000	360,771
Exelon Corp.
2.75% 3/15/27	100,000	90,809
3.35% 3/15/32	100,000	83,223
3.40% 4/15/26	100,000	94,715
4.10% 3/15/52	40,000	28,927
4.45% 4/15/46	100,000	77,990
4.95% 6/15/35	105,000	94,319
5.10% 6/15/45	105,000	89,777
5.15% 3/15/28	50,000	49,068
5.30% 3/15/33	100,000	95,357
5.60% 3/15/53	100,000	90,965
Florida Power & Light Co.
3.13% 12/1/25	250,000	238,151
3.15% 10/1/49	310,000	201,782
3.70% 12/1/47	100,000	72,845
3.80% 12/15/42	100,000	76,782
4.05% 6/1/42	150,000	119,487
4.13% 6/1/48	100,000	77,919
4.80% 5/15/33	250,000	236,311
5.05% 4/1/28	145,000	143,157
5.10% 4/1/33	160,000	154,783
5.30% 4/1/53	165,000	153,109
5.69% 3/1/40	50,000	49,133
5.95% 2/1/38	200,000	202,343
5.96% 4/1/39	100,000	100,151
Fortis, Inc. 3.06% 10/4/26	200,000	183,301
Georgia Power Co.
2.65% 9/15/29	105,000	89,159
3.25% 4/1/26	50,000	47,130
3.25% 3/15/51	285,000	180,577
3.70% 1/30/50	40,000	28,031
4.30% 3/15/42	200,000	159,991
4.30% 3/15/43	100,000	78,922
4.65% 5/16/28	250,000	241,184
LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Georgia Power Co. (continued)
4.75% 9/1/40	100,000	$84,949
Hydro-Quebec 8.50% 12/1/29	115,000	132,654
Iberdrola International BV 6.75% 7/15/36	100,000	106,641
Idaho Power Co. 5.50% 3/15/53	200,000	184,918
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	69,999
3.85% 5/15/28	150,000	140,649
4.25% 8/15/48	50,000	37,600
Interstate Power & Light Co.
2.30% 6/1/30	25,000	20,011
3.50% 9/30/49	50,000	32,572
3.60% 4/1/29	200,000	180,481
5.70% 10/15/33	105,000	103,262
6.25% 7/15/39	130,000	126,962
ITC Holdings Corp.
3.25% 6/30/26	90,000	84,462
3.35% 11/15/27	100,000	91,524
Kentucky Utilities Co.
3.30% 6/1/50	105,000	68,309
5.13% 11/1/40	100,000	88,797
MidAmerican Energy Co.
3.10% 5/1/27	100,000	92,545
3.50% 10/15/24	100,000	97,792
3.65% 4/15/29	50,000	45,682
3.95% 8/1/47	100,000	75,599
4.25% 7/15/49	50,000	39,040
4.40% 10/15/44	100,000	80,863
5.35% 1/15/34	125,000	123,335
5.75% 11/1/35	25,000	24,841
Mississippi Power Co. 3.95% 3/30/28	100,000	93,201
NATIONAL GRID PLC 5.60% 6/12/28	250,000	247,277
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	222,208
1.35% 3/15/31	125,000	91,546
2.40% 3/15/30	195,000	159,934
3.05% 4/25/27	100,000	91,993
3.25% 11/1/25	100,000	95,403
4.02% 11/1/32	100,000	88,080
5.80% 1/15/33	85,000	84,875
8.00% 3/1/32	150,000	169,458
Nevada Power Co.
2.40% 5/1/30	100,000	81,640
3.13% 8/1/50	65,000	39,440
3.70% 5/1/29	75,000	68,119
6.00% 3/15/54	80,000	78,120
6.75% 7/1/37	100,000	104,636
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
1.88% 1/15/27	200,000	$177,096
2.44% 1/15/32	200,000	154,722
2.75% 11/1/29	320,000	271,580
3.00% 1/15/52	200,000	117,946
3.50% 4/1/29	150,000	134,268
4.45% 6/20/25	120,000	117,048
4.63% 7/15/27	200,000	192,771
5.00% 7/15/32	60,000	56,072
5.05% 2/28/33	250,000	233,281
5.25% 2/28/53	145,000	125,554
μ5.65% 5/1/79	100,000	92,084
6.05% 3/1/25	90,000	90,136
Northern States Power Co.
2.25% 4/1/31	100,000	79,815
2.90% 3/1/50	60,000	36,724
3.20% 4/1/52	60,000	38,369
3.60% 5/15/46	50,000	34,898
3.60% 9/15/47	100,000	70,266
4.00% 8/15/45	100,000	75,090
5.35% 11/1/39	40,000	37,784
6.20% 7/1/37	100,000	101,971
NorthWestern Corp. 4.18% 11/15/44	150,000	112,581
NSTAR Electric Co.
1.95% 8/15/31	100,000	76,443
3.20% 5/15/27	100,000	92,841
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	103,964
4.25% 4/1/46	75,000	52,191
5.95% 11/1/39	100,000	94,253
Ohio Edison Co. 6.88% 7/15/36	100,000	104,244
Ohio Power Co.
1.63% 1/15/31	100,000	75,965
4.15% 4/1/48	100,000	74,989
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	86,754
3.80% 8/15/28	100,000	92,491
4.15% 4/1/47	50,000	37,317
Oncor Electric Delivery Co. LLC
0.55% 10/1/25	175,000	158,902
2.95% 4/1/25	100,000	96,034
3.70% 11/15/28	200,000	185,298
3.75% 4/1/45	100,000	73,923
4.10% 11/15/48	100,000	76,608
4.55% 12/1/41	150,000	125,964
5.30% 6/1/42	200,000	190,768
Pacific Gas & Electric Co.
2.10% 8/1/27	85,000	72,681
2.50% 2/1/31	250,000	190,195
3.25% 6/1/31	185,000	147,017
3.30% 8/1/40	150,000	96,041
LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co. (continued)
3.45% 7/1/25	900,000	$853,768
3.50% 8/1/50	410,000	244,076
4.20% 3/1/29	70,000	61,897
4.20% 6/1/41	115,000	80,787
4.40% 3/1/32	100,000	84,702
4.50% 7/1/40	600,000	446,462
4.95% 7/1/50	600,000	447,221
5.25% 3/1/52	100,000	77,069
6.15% 1/15/33	125,000	118,554
6.75% 1/15/53	300,000	281,092
PacifiCorp
3.50% 6/15/29	65,000	57,951
4.10% 2/1/42	100,000	72,944
4.13% 1/15/49	70,000	49,210
4.15% 2/15/50	100,000	70,204
5.35% 12/1/53	300,000	248,992
5.75% 4/1/37	100,000	94,585
6.00% 1/15/39	100,000	94,388
6.35% 7/15/38	25,000	24,770
7.70% 11/15/31	100,000	111,698
PECO Energy Co.
2.80% 6/15/50	290,000	171,290
3.00% 9/15/49	40,000	24,887
3.05% 3/15/51	30,000	18,539
5.95% 10/1/36	100,000	101,013
PG&E Wildfire Recovery Funding LLC 4.72% 6/1/37	250,000	231,145
Pinnacle West Capital Corp. 1.30% 6/15/25	50,000	46,212
Potomac Electric Power Co. 4.15% 3/15/43	100,000	78,948
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	77,777
5.00% 5/15/33	145,000	138,393
5.25% 5/15/53	85,000	77,623
6.25% 5/15/39	30,000	30,478
Progress Energy, Inc.
6.00% 12/1/39	50,000	48,379
7.75% 3/1/31	150,000	163,450
Public Service Co. of Colorado
1.90% 1/15/31	150,000	116,105
2.70% 1/15/51	150,000	83,904
3.20% 3/1/50	65,000	40,766
3.80% 6/15/47	200,000	140,672
4.05% 9/15/49	50,000	36,254
6.25% 9/1/37	100,000	100,487
Public Service Electric & Gas Co.
0.95% 3/15/26	150,000	135,152
2.05% 8/1/50	100,000	51,067
3.00% 5/15/25	100,000	96,014
3.00% 3/1/51	100,000	62,501
3.20% 5/15/29	150,000	133,860
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Electric & Gas Co. (continued)
3.60% 12/1/47	50,000	$35,771
3.70% 5/1/28	100,000	93,604
3.80% 3/1/46	100,000	74,078
3.85% 5/1/49	125,000	92,451
4.05% 5/1/48	100,000	77,466
5.50% 3/1/40	100,000	95,523
Public Service Enterprise Group, Inc.
0.80% 8/15/25	100,000	91,294
1.60% 8/15/30	100,000	76,718
Puget Energy, Inc. 3.65% 5/15/25	200,000	191,712
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	61,252
4.22% 6/15/48	65,000	49,260
5.64% 4/15/41	80,000	74,044
5.80% 3/15/40	100,000	94,507
San Diego Gas & Electric Co.
1.70% 10/1/30	235,000	181,402
4.10% 6/15/49	100,000	74,114
4.15% 5/15/48	100,000	76,006
4.95% 8/15/28	200,000	194,700
5.35% 4/1/53	155,000	140,766
6.00% 6/1/39	110,000	107,451
Sempra
3.30% 4/1/25	140,000	134,574
3.40% 2/1/28	95,000	86,467
3.70% 4/1/29	180,000	162,174
3.80% 2/1/38	150,000	116,562
4.00% 2/1/48	95,000	68,517
6.00% 10/15/39	125,000	118,736
Sierra Pacific Power Co. 2.60% 5/1/26	200,000	185,995
Southern California Edison Co.
2.25% 6/1/30	70,000	56,201
2.85% 8/1/29	155,000	133,687
3.65% 3/1/28	100,000	92,190
3.90% 3/15/43	100,000	73,084
4.00% 4/1/47	300,000	216,918
4.13% 3/1/48	150,000	111,069
4.20% 3/1/29	100,000	93,080
4.50% 9/1/40	100,000	81,470
4.65% 10/1/43	400,000	324,357
4.88% 3/1/49	100,000	81,702
4.90% 6/1/26	250,000	245,562
5.95% 11/1/32	200,000	199,466
5.95% 2/1/38	25,000	24,302
6.00% 1/15/34	200,000	198,701
6.05% 3/15/39	170,000	163,316
6.65% 4/1/29	100,000	102,506
Southern Co.
3.25% 7/1/26	250,000	234,413
LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern Co. (continued)
4.25% 7/1/36	85,000	$71,028
5.11% 8/1/27	100,000	97,997
5.15% 10/6/25	80,000	79,192
Southern Power Co.
0.90% 1/15/26	125,000	112,035
4.15% 12/1/25	200,000	193,308
4.95% 12/15/46	100,000	80,518
5.25% 7/15/43	120,000	100,900
Southwestern Electric Power Co.
2.75% 10/1/26	150,000	137,708
3.85% 2/1/48	100,000	68,385
3.90% 4/1/45	300,000	208,322
6.20% 3/15/40	200,000	191,496
Southwestern Public Service Co. 4.40% 11/15/48	100,000	75,980
Tampa Electric Co.
4.10% 6/15/42	100,000	76,626
4.35% 5/15/44	50,000	38,929
4.45% 6/15/49	100,000	77,843
Tucson Electric Power Co. 1.50% 8/1/30	90,000	68,357
Union Electric Co.
2.63% 3/15/51	250,000	141,874
2.95% 6/15/27	100,000	91,669
3.50% 3/15/29	100,000	90,662
3.65% 4/15/45	100,000	70,806
3.90% 9/15/42	100,000	75,888
4.00% 4/1/48	100,000	73,443
8.45% 3/15/39	80,000	97,112
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	156,163
2.95% 11/15/26	100,000	92,651
2.95% 11/15/51	200,000	118,910
3.15% 1/15/26	70,000	66,319
3.30% 12/1/49	100,000	64,712
3.50% 3/15/27	150,000	140,334
3.80% 4/1/28	100,000	93,226
3.80% 9/15/47	100,000	70,844
4.00% 11/15/46	45,000	32,781
4.60% 12/1/48	115,000	92,878
4.65% 8/15/43	150,000	123,251
6.00% 5/15/37	25,000	24,779
6.35% 11/30/37	100,000	100,706
8.88% 11/15/38	100,000	124,654
WEC Energy Group, Inc.
1.38% 10/15/27	150,000	127,098
1.80% 10/15/30	150,000	113,964
4.75% 1/9/26	250,000	244,897
4.75% 1/15/28	100,000	96,692
Wisconsin Electric Power Co.
2.05% 12/15/24	50,000	47,757
4.30% 10/15/48	45,000	35,165
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	$37,940
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	167,975
Xcel Energy, Inc.
3.30% 6/1/25	100,000	95,873
3.35% 12/1/26	100,000	93,213
5.45% 8/15/33	500,000	477,163
6.50% 7/1/36	100,000	100,688
		50,365,781
Electrical Components & Equipment–0.03%
Emerson Electric Co.
0.88% 10/15/26	135,000	118,570
1.80% 10/15/27	45,000	39,364
1.95% 10/15/30	100,000	79,750
2.00% 12/21/28	200,000	170,754
2.75% 10/15/50	30,000	17,770
2.80% 12/21/51	200,000	121,258
5.25% 11/15/39	50,000	47,093
		594,559
Electronics–0.19%
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	91,712
2.30% 3/12/31	250,000	197,873
Allegion PLC 3.50% 10/1/29	50,000	43,821
Allegion U.S. Holding Co., Inc.
3.20% 10/1/24	150,000	145,384
3.55% 10/1/27	150,000	136,928
Amphenol Corp.
2.20% 9/15/31	60,000	46,918
2.80% 2/15/30	200,000	169,749
4.35% 6/1/29	75,000	71,164
Arrow Electronics, Inc. 3.88% 1/12/28	200,000	182,379
Avnet, Inc.
4.63% 4/15/26	50,000	48,070
5.50% 6/1/32	100,000	91,985
Flex Ltd.
3.75% 2/1/26	300,000	285,185
4.75% 6/15/25	125,000	121,959
4.88% 6/15/29	75,000	70,079
6.00% 1/15/28	210,000	208,931
Fortive Corp.
3.15% 6/15/26	150,000	140,231
4.30% 6/15/46	50,000	37,575
Honeywell International, Inc.
1.10% 3/1/27	200,000	175,381
1.35% 6/1/25	125,000	116,990
1.75% 9/1/31	160,000	122,904
1.95% 6/1/30	250,000	202,208
2.70% 8/15/29	60,000	52,396
2.80% 6/1/50	100,000	66,215
4.25% 1/15/29	160,000	152,798
LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Honeywell International, Inc. (continued)
4.95% 2/15/28	180,000	$179,284
Hubbell, Inc.
2.30% 3/15/31	60,000	47,577
3.35% 3/1/26	150,000	142,020
Jabil, Inc.
1.70% 4/15/26	65,000	58,391
3.00% 1/15/31	50,000	40,512
3.60% 1/15/30	50,000	43,293
3.95% 1/12/28	110,000	101,726
4.25% 5/15/27	50,000	47,284
Keysight Technologies, Inc.
4.55% 10/30/24	250,000	245,663
4.60% 4/6/27	60,000	57,792
Trimble, Inc.
4.75% 12/1/24	100,000	98,490
4.90% 6/15/28	100,000	95,630
6.10% 3/15/33	125,000	122,466
Tyco Electronics Group SA
2.50% 2/4/32	85,000	67,997
3.70% 2/15/26	100,000	95,884
4.50% 2/13/26	150,000	146,679
		4,569,523
Engineering & Construction–0.01%
Jacobs Engineering Group, Inc. 6.35% 8/18/28	250,000	249,272
		249,272
Entertainment–0.07%
Warnermedia Holdings, Inc.
3.64% 3/15/25	200,000	192,898
3.76% 3/15/27	370,000	341,591
4.28% 3/15/32	285,000	241,913
5.05% 3/15/42	1,085,000	839,126
5.14% 3/15/52	85,000	63,158
5.39% 3/15/62	70,000	51,701
		1,730,387
Environmental Control–0.08%
Republic Services, Inc.
0.88% 11/15/25	50,000	45,236
1.45% 2/15/31	200,000	150,289
1.75% 2/15/32	100,000	74,728
2.90% 7/1/26	110,000	102,870
3.20% 3/15/25	250,000	241,464
3.38% 11/15/27	60,000	55,390
3.95% 5/15/28	150,000	140,795
Waste Connections, Inc.
2.20% 1/15/32	115,000	88,589
2.95% 1/15/52	115,000	69,784
3.20% 6/1/32	65,000	53,926
3.50% 5/1/29	150,000	136,181
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Waste Management, Inc.
0.75% 11/15/25	20,000	$18,135
1.15% 3/15/28	30,000	25,131
1.50% 3/15/31	30,000	22,747
2.50% 11/15/50	20,000	11,337
3.15% 11/15/27	100,000	92,027
4.15% 4/15/32	500,000	455,088
4.88% 2/15/29	250,000	244,451
		2,028,168
Food–0.38%
Campbell Soup Co.
3.95% 3/15/25	150,000	145,733
4.15% 3/15/28	200,000	188,136
4.80% 3/15/48	65,000	52,607
Conagra Brands, Inc.
1.38% 11/1/27	100,000	83,667
4.60% 11/1/25	70,000	68,119
4.85% 11/1/28	165,000	157,528
5.30% 11/1/38	50,000	43,972
5.40% 11/1/48	105,000	89,056
8.25% 9/15/30	100,000	112,150
Flowers Foods, Inc.
2.40% 3/15/31	45,000	35,375
3.50% 10/1/26	105,000	97,933
General Mills, Inc.
2.25% 10/14/31	175,000	136,557
3.00% 2/1/51	95,000	58,815
3.20% 2/10/27	150,000	139,256
4.00% 4/17/25	100,000	97,254
4.20% 4/17/28	75,000	70,706
4.95% 3/29/33	70,000	65,588
5.24% 11/18/25	80,000	79,279
Hershey Co.
1.70% 6/1/30	195,000	155,623
2.05% 11/15/24	50,000	48,137
2.30% 8/15/26	100,000	92,867
2.45% 11/15/29	50,000	42,986
3.13% 11/15/49	50,000	33,015
4.25% 5/4/28	175,000	169,476
Hormel Foods Corp. 1.80% 6/11/30	85,000	68,400
Ingredion, Inc.
2.90% 6/1/30	200,000	168,265
3.20% 10/1/26	100,000	93,547
3.90% 6/1/50	200,000	133,261
J M Smucker Co.
3.38% 12/15/27	100,000	91,767
3.50% 3/15/25	150,000	145,183
4.25% 3/15/35	100,000	84,334
4.38% 3/15/45	50,000	38,293
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl 6.75% 3/15/34	250,000	243,248
LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 2/1/28	500,000	$475,801
5.75% 4/1/33	335,000	306,379
6.50% 12/1/52	165,000	147,724
Kellogg Co.
3.25% 4/1/26	95,000	89,903
3.40% 11/15/27	200,000	183,812
4.30% 5/15/28	150,000	141,557
4.50% 4/1/46	100,000	80,890
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	135,518
Kraft Heinz Foods Co. 4.38% 6/1/46	1,000,000	779,242
Kroger Co.
1.70% 1/15/31	125,000	94,187
3.50% 2/1/26	100,000	95,189
4.45% 2/1/47	500,000	391,375
5.00% 4/15/42	100,000	84,412
6.90% 4/15/38	100,000	104,873
7.50% 4/1/31	250,000	273,351
McCormick & Co., Inc.
3.40% 8/15/27	150,000	138,521
4.20% 8/15/47	20,000	15,106
Mondelez International, Inc.
1.50% 2/4/31	210,000	157,622
1.88% 10/15/32	180,000	134,354
2.63% 9/4/50	360,000	207,776
2.75% 4/13/30	135,000	113,574
Pilgrim's Pride Corp.
6.25% 7/1/33	145,000	136,269
6.88% 5/15/34	250,000	245,332
Sysco Corp.
2.40% 2/15/30	35,000	28,825
3.25% 7/15/27	200,000	183,814
3.30% 7/15/26	100,000	93,876
3.30% 2/15/50	35,000	22,434
3.75% 10/1/25	125,000	120,122
4.45% 3/15/48	100,000	77,601
4.50% 4/1/46	75,000	58,396
4.85% 10/1/45	85,000	68,961
6.60% 4/1/50	350,000	361,322
Tyson Foods, Inc.
3.55% 6/2/27	155,000	143,639
4.00% 3/1/26	65,000	62,414
4.35% 3/1/29	130,000	121,030
5.10% 9/28/48	40,000	32,528
		9,237,862
Forest Products & Paper–0.03%
International Paper Co.
4.80% 6/15/44	149,000	122,018
6.00% 11/15/41	135,000	129,681
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Suzano Austria GmbH
2.50% 9/15/28	125,000	$103,860
3.75% 1/15/31	205,000	168,505
6.00% 1/15/29	200,000	194,634
Suzano International Finance BV 5.50% 1/17/27	100,000	97,970
		816,668
Gas–0.15%
Atmos Energy Corp.
1.50% 1/15/31	250,000	189,876
2.63% 9/15/29	250,000	216,577
3.00% 6/15/27	65,000	60,116
3.38% 9/15/49	55,000	36,715
4.13% 10/15/44	150,000	117,431
4.13% 3/15/49	155,000	119,330
CenterPoint Energy Resources Corp.
1.75% 10/1/30	275,000	212,678
4.00% 4/1/28	100,000	94,105
4.10% 9/1/47	45,000	33,126
5.25% 3/1/28	250,000	246,716
5.85% 1/15/41	115,000	109,782
National Fuel Gas Co. 3.95% 9/15/27	200,000	183,294
NiSource, Inc.
0.95% 8/15/25	145,000	132,241
1.70% 2/15/31	175,000	130,873
2.95% 9/1/29	100,000	86,188
3.49% 5/15/27	100,000	92,688
3.95% 3/30/48	150,000	107,105
4.38% 5/15/47	100,000	76,625
4.80% 2/15/44	100,000	82,354
5.25% 2/15/43	59,000	52,047
5.40% 6/30/33	150,000	143,768
ONE Gas, Inc. 4.66% 2/1/44	50,000	40,363
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	88,610
3.64% 11/1/46	50,000	32,815
4.65% 8/1/43	50,000	40,494
Southern California Gas Co.
2.95% 4/15/27	110,000	100,906
3.95% 2/15/50	50,000	35,417
4.13% 6/1/48	100,000	73,715
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	188,738
4.40% 6/1/43	100,000	75,814
4.40% 5/30/47	200,000	151,272
5.88% 3/15/41	70,000	65,589
Southwest Gas Corp.
3.18% 8/15/51	140,000	79,933
3.70% 4/1/28	100,000	91,460
5.80% 12/1/27	50,000	50,003
LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Washington Gas Light Co.
3.65% 9/15/49	40,000	$26,665
3.80% 9/15/46	70,000	48,199
		3,713,628
Hand Machine Tools–0.03%
Kennametal, Inc. 2.80% 3/1/31	125,000	98,171
Snap-on, Inc. 4.10% 3/1/48	85,000	66,236
Stanley Black & Decker, Inc.
2.75% 11/15/50	300,000	162,030
3.40% 3/1/26	145,000	137,117
5.20% 9/1/40	100,000	86,701
6.27% 3/6/26	200,000	201,292
		751,547
Health Care Products–0.24%
Abbott Laboratories
1.15% 1/30/28	45,000	38,316
1.40% 6/30/30	40,000	31,781
3.75% 11/30/26	340,000	326,294
3.88% 9/15/25	120,000	116,749
4.90% 11/30/46	400,000	364,156
6.00% 4/1/39	50,000	52,549
6.15% 11/30/37	50,000	53,463
Baxter International, Inc.
1.32% 11/29/24	200,000	189,321
1.73% 4/1/31	65,000	48,718
1.92% 2/1/27	200,000	176,391
2.54% 2/1/32	200,000	154,877
2.60% 8/15/26	150,000	137,471
3.13% 12/1/51	150,000	89,258
3.50% 8/15/46	100,000	63,301
Boston Scientific Corp.
1.90% 6/1/25	65,000	61,072
2.65% 6/1/30	100,000	83,583
4.55% 3/1/39	100,000	86,028
4.70% 3/1/49	105,000	88,332
7.38% 1/15/40	201,000	220,730
Danaher Corp.
2.60% 10/1/50	190,000	111,335
2.80% 12/10/51	200,000	121,902
3.35% 9/15/25	125,000	120,088
4.38% 9/15/45	115,000	95,585
DH Europe Finance II Sarl
2.60% 11/15/29	65,000	55,857
3.25% 11/15/39	100,000	75,064
Koninklijke Philips NV
5.00% 3/15/42	100,000	84,159
6.88% 3/11/38	50,000	52,096
Medtronic, Inc.
4.38% 3/15/35	108,000	97,826
4.63% 3/15/45	179,000	156,994
Revvity, Inc.
2.25% 9/15/31	180,000	136,805
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Revvity, Inc. (continued)
2.55% 3/15/31	210,000	$165,262
3.30% 9/15/29	95,000	82,431
3.63% 3/15/51	160,000	101,885
Smith & Nephew PLC 2.03% 10/14/30	100,000	76,985
Stryker Corp.
1.95% 6/15/30	300,000	240,354
3.38% 11/1/25	100,000	95,706
3.50% 3/15/26	75,000	71,485
3.65% 3/7/28	200,000	186,590
4.38% 5/15/44	100,000	79,963
4.63% 3/15/46	95,000	80,007
Thermo Fisher Scientific, Inc.
1.22% 10/18/24	260,000	247,878
4.10% 8/15/47	100,000	79,892
4.95% 11/21/32	125,000	120,152
5.09% 8/10/33	250,000	241,737
5.30% 2/1/44	200,000	187,630
5.40% 8/10/43	105,000	100,326
		5,648,384
Health Care Services–0.75%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	68,600
3.83% 8/15/28	35,000	32,775
4.27% 8/15/48	30,000	24,154
Aetna, Inc.
3.88% 8/15/47	145,000	101,610
6.63% 6/15/36	100,000	103,043
6.75% 12/15/37	100,000	103,542
AHS Hospital Corp.
2.78% 7/1/51	40,000	23,677
5.02% 7/1/45	50,000	44,619
Ascension Health
3.11% 11/15/39	45,000	32,314
3.95% 11/15/46	185,000	143,165
Banner Health
1.90% 1/1/31	40,000	31,153
2.34% 1/1/30	75,000	62,028
2.91% 1/1/51	50,000	30,063
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	19,412
2.84% 11/15/50	45,000	27,151
3.97% 11/15/46	50,000	37,823
4.19% 11/15/45	95,000	75,929
Bon Secours Mercy Health, Inc.
2.10% 6/1/31	25,000	19,611
3.21% 6/1/50	25,000	15,658
4.30% 7/1/28	25,000	23,638
Centene Corp. 4.63% 12/15/29	750,000	675,473
LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Children's Health System of Texas 2.51% 8/15/50	105,000	$58,439
Children's Hospital Corp. 4.12% 1/1/47	65,000	51,757
Children's Hospital Medical Center 4.27% 5/15/44	50,000	41,238
City of Hope 4.38% 8/15/48	75,000	57,280
CommonSpirit Health
1.55% 10/1/25	35,000	32,104
2.76% 10/1/24	30,000	29,061
2.78% 10/1/30	65,000	53,502
3.35% 10/1/29	40,000	34,920
3.82% 10/1/49	40,000	28,143
3.91% 10/1/50	150,000	106,382
4.19% 10/1/49	70,000	52,224
4.35% 11/1/42	400,000	321,212
Corewell Health Obligated Group 3.49% 7/15/49	50,000	34,994
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	72,935
Duke University Health System, Inc. 3.92% 6/1/47	75,000	57,450
Elevance Health, Inc.
1.50% 3/15/26	200,000	181,138
2.25% 5/15/30	50,000	40,678
2.38% 1/15/25	65,000	62,068
2.55% 3/15/31	200,000	162,074
3.13% 5/15/50	65,000	40,885
3.35% 12/1/24	150,000	145,572
3.60% 3/15/51	115,000	78,908
4.10% 3/1/28	350,000	329,741
4.10% 5/15/32	200,000	178,142
4.38% 12/1/47	125,000	99,458
4.63% 5/15/42	100,000	83,874
4.65% 1/15/43	125,000	104,916
4.65% 8/15/44	100,000	82,737
4.75% 2/15/33	250,000	232,696
5.50% 10/15/32	200,000	196,847
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	164,065
4.50% 7/1/57	100,000	80,851
HCA, Inc.
2.38% 7/15/31	150,000	114,808
3.13% 3/15/27	70,000	63,601
3.50% 7/15/51	150,000	93,673
3.63% 3/15/32	150,000	124,333
4.13% 6/15/29	485,000	439,061
4.38% 3/15/42	50,000	38,253
4.50% 2/15/27	160,000	152,737
4.63% 3/15/52	575,000	431,707
5.13% 6/15/39	50,000	43,313
5.25% 4/15/25	185,000	182,712
5.25% 6/15/26	200,000	195,798
5.25% 6/15/49	200,000	164,298
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
HCA, Inc. (continued)
5.50% 6/15/47	200,000	$170,712
Humana, Inc.
1.35% 2/3/27	55,000	47,917
2.15% 2/3/32	55,000	41,561
3.70% 3/23/29	125,000	114,028
4.63% 12/1/42	175,000	142,609
4.95% 10/1/44	300,000	252,563
5.70% 3/13/26	190,000	189,353
5.75% 3/1/28	100,000	100,356
5.88% 3/1/33	100,000	99,412
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	42,995
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	68,042
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	52,136
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	116,959
3.27% 11/1/49	185,000	123,850
4.15% 5/1/47	105,000	83,232
Laboratory Corp. of America Holdings
3.60% 9/1/27	100,000	93,639
4.70% 2/1/45	500,000	407,509
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	32,782
3.34% 7/1/60	65,000	40,756
3.77% 7/1/48	40,000	29,307
Mayo Clinic
3.20% 11/15/61	200,000	123,531
4.13% 11/15/52	100,000	78,606
McLaren Health Care Corp. 4.39% 5/15/48	65,000	51,208
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	67,882
4.20% 7/1/55	127,000	98,058
Methodist Hospital 2.71% 12/1/50	300,000	174,902
Montefiore Obligated Group 5.25% 11/1/48	70,000	48,818
Mount Sinai Hospital 3.98% 7/1/48	100,000	75,069
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	30,624
3.95% 8/1/19	35,000	22,814
4.02% 8/1/45	75,000	58,428
4.06% 8/1/56	50,000	37,421
Northwell Healthcare, Inc.
3.98% 11/1/46	250,000	180,900
4.26% 11/1/47	150,000	112,516
LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Novant Health, Inc.
3.17% 11/1/51	85,000	$54,742
3.32% 11/1/61	70,000	43,338
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	66,302
NYU Langone Hospitals
3.38% 7/1/55	100,000	63,553
4.37% 7/1/47	100,000	81,357
Orlando Health Obligated Group
3.33% 10/1/50	125,000	81,795
4.09% 10/1/48	45,000	33,735
PeaceHealth Obligated Group
1.38% 11/15/25	60,000	54,467
3.22% 11/15/50	65,000	38,919
Providence St Joseph Health Obligated Group
2.70% 10/1/51	75,000	41,054
2.75% 10/1/26	100,000	91,393
3.74% 10/1/47	100,000	68,033
Providence St. Joseph Health Obligated Group 5.40% 10/1/33	200,000	192,147
Quest Diagnostics, Inc.
3.45% 6/1/26	55,000	52,075
3.50% 3/30/25	300,000	289,331
4.20% 6/30/29	100,000	93,357
RWJ Barnabas Health, Inc.
3.48% 7/1/49	100,000	68,641
3.95% 7/1/46	50,000	37,558
Seattle Children's Hospital 2.72% 10/1/50	185,000	108,757
SSM Health Care Corp. 3.82% 6/1/27	71,000	66,849
Stanford Health Care 3.80% 11/15/48	30,000	22,154
Sutter Health
1.32% 8/15/25	100,000	91,606
2.29% 8/15/30	110,000	88,741
3.16% 8/15/40	100,000	69,130
3.36% 8/15/50	110,000	71,898
Texas Health Resources 4.33% 11/15/55	30,000	24,319
Toledo Hospital 5.75% 11/15/38	200,000	194,108
Trinity Health Corp.
2.63% 12/1/40	50,000	33,185
4.13% 12/1/45	25,000	19,731
UnitedHealth Group, Inc.
1.15% 5/15/26	200,000	179,912
1.25% 1/15/26	180,000	164,004
2.00% 5/15/30	265,000	214,582
2.30% 5/15/31	200,000	161,588
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
2.75% 5/15/40	250,000	$169,858
2.88% 8/15/29	155,000	136,155
2.90% 5/15/50	250,000	153,501
2.95% 10/15/27	250,000	228,704
3.05% 5/15/41	200,000	141,110
3.25% 5/15/51	200,000	131,432
3.38% 4/15/27	150,000	140,726
3.45% 1/15/27	100,000	94,552
3.50% 8/15/39	115,000	88,549
3.70% 12/15/25	40,000	38,564
3.70% 8/15/49	135,000	97,174
3.75% 10/15/47	200,000	147,091
3.85% 6/15/28	200,000	188,702
3.88% 12/15/28	50,000	46,956
3.88% 8/15/59	150,000	106,707
4.00% 5/15/29	195,000	182,494
4.20% 1/15/47	55,000	44,003
4.25% 1/15/29	250,000	238,009
4.25% 3/15/43	100,000	82,051
4.25% 6/15/48	150,000	119,756
4.38% 3/15/42	100,000	83,528
4.50% 4/15/33	250,000	231,328
4.63% 11/15/41	200,000	172,673
5.05% 4/15/53	250,000	223,666
5.15% 10/15/25	55,000	54,838
5.20% 4/15/63	250,000	223,183
5.25% 2/15/28	180,000	180,306
5.35% 2/15/33	250,000	247,295
5.88% 2/15/53	90,000	90,320
6.50% 6/15/37	150,000	160,563
6.63% 11/15/37	100,000	108,654
6.88% 2/15/38	100,000	111,493
Universal Health Services, Inc.
1.65% 9/1/26	65,000	57,295
2.65% 1/15/32	50,000	37,485
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	56,965
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	26,820
		18,051,385
Home Builders–0.03%
DR Horton, Inc.
1.40% 10/15/27	250,000	212,360
2.50% 10/15/24	200,000	192,973
MDC Holdings, Inc. 3.97% 8/6/61	200,000	110,080
NVR, Inc. 3.00% 5/15/30	195,000	162,461
		677,874
LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Furnishings–0.02%
Harman International Industries, Inc. 4.15% 5/15/25	100,000	$97,227
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	91,082
3.50% 11/15/51	150,000	95,317
Whirlpool Corp.
4.50% 6/1/46	70,000	53,732
4.60% 5/15/50	150,000	116,913
4.75% 2/26/29	60,000	57,254
		511,525
Household Products Wares–0.06%
Avery Dennison Corp.
2.25% 2/15/32	100,000	75,162
4.88% 12/6/28	100,000	96,325
5.75% 3/15/33	250,000	244,873
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	92,699
3.95% 8/1/47	100,000	75,249
Clorox Co.
3.90% 5/15/28	100,000	93,257
4.60% 5/1/32	200,000	186,234
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	72,491
2.88% 2/7/50	45,000	28,752
3.05% 8/15/25	50,000	47,973
3.20% 7/30/46	50,000	33,740
3.90% 5/4/47	100,000	76,755
5.30% 3/1/41	200,000	191,726
6.63% 8/1/37	100,000	109,640
		1,424,876
Insurance–0.78%
Aflac, Inc.
1.13% 3/15/26	105,000	94,146
4.00% 10/15/46	300,000	216,115
4.75% 1/15/49	100,000	83,428
Alleghany Corp. 4.90% 9/15/44	95,000	83,303
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	100,000	95,627
Allstate Corp.
0.75% 12/15/25	65,000	58,460
1.45% 12/15/30	100,000	74,408
3.28% 12/15/26	150,000	140,206
4.20% 12/15/46	150,000	110,921
4.50% 6/15/43	100,000	79,509
5.55% 5/9/35	150,000	144,215
American Financial Group, Inc. 4.50% 6/15/47	150,000	111,229
American International Group, Inc.
2.50% 6/30/25	133,000	125,463
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American International Group, Inc. (continued)
3.90% 4/1/26	300,000	$287,215
4.38% 6/30/50	130,000	100,752
4.75% 4/1/48	200,000	164,453
4.80% 7/10/45	100,000	83,471
Aon Corp.
2.80% 5/15/30	150,000	124,830
3.75% 5/2/29	100,000	90,658
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	76,276
2.85% 5/28/27	70,000	63,563
2.90% 8/23/51	100,000	58,942
3.90% 2/28/52	85,000	60,748
Aon Global Ltd.
3.88% 12/15/25	100,000	96,179
4.75% 5/15/45	100,000	82,617
Arch Capital Finance LLC
4.01% 12/15/26	100,000	94,747
5.03% 12/15/46	100,000	83,164
Arch Capital Group Ltd. 3.64% 6/30/50	140,000	94,182
Arch Capital Group U.S., Inc. 5.14% 11/1/43	105,000	89,884
Arthur J Gallagher & Co. 5.50% 3/2/33	155,000	148,467
Assurant, Inc. 4.90% 3/27/28	100,000	95,559
Assured Guaranty U.S. Holdings, Inc. 6.13% 9/15/28	95,000	95,001
Athene Holding Ltd.
3.50% 1/15/31	20,000	16,293
3.95% 5/25/51	125,000	82,005
4.13% 1/12/28	150,000	137,015
6.65% 2/1/33	100,000	99,213
AXA SA 8.60% 12/15/30	200,000	233,049
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	89,164
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	124,678
2.30% 3/15/27	200,000	183,467
2.50% 1/15/51	140,000	80,970
2.85% 10/15/50	180,000	111,991
2.88% 3/15/32	200,000	167,730
3.85% 3/15/52	200,000	149,182
4.25% 1/15/49	100,000	81,934
4.30% 5/15/43	100,000	84,673
4.40% 5/15/42	100,000	86,921
5.75% 1/15/40	100,000	102,473
Berkshire Hathaway, Inc.
3.13% 3/15/26	215,000	205,122
4.50% 2/11/43	250,000	221,212
LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Brighthouse Financial, Inc.
3.70% 6/22/27	250,000	$228,226
4.70% 6/22/47	200,000	138,906
Brown & Brown, Inc.
2.38% 3/15/31	85,000	65,677
4.20% 3/17/32	65,000	56,235
4.50% 3/15/29	100,000	92,449
4.95% 3/17/52	100,000	79,631
Chubb Corp.
6.00% 5/11/37	100,000	101,802
6.50% 5/15/38	200,000	212,296
Chubb INA Holdings, Inc.
1.38% 9/15/30	415,000	316,373
3.35% 5/3/26	95,000	90,108
4.15% 3/13/43	100,000	80,653
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	104,845
CNA Financial Corp.
2.05% 8/15/30	20,000	15,610
3.90% 5/1/29	40,000	36,520
4.50% 3/1/26	100,000	96,747
Corebridge Financial, Inc. 6.05% 9/15/33	350,000	340,168
Enstar Group Ltd. 3.10% 9/1/31	95,000	71,494
Equitable Holdings, Inc. 5.59% 1/11/33	400,000	378,818
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	32,054
4.87% 6/1/44	100,000	81,993
Fairfax Financial Holdings Ltd. 3.38% 3/3/31	180,000	146,311
Fidelity National Financial, Inc.
3.40% 6/15/30	50,000	42,489
4.50% 8/15/28	150,000	139,411
First American Financial Corp. 4.60% 11/15/24	100,000	98,063
Globe Life, Inc. 2.15% 8/15/30	500,000	387,789
Hanover Insurance Group, Inc.
2.50% 9/1/30	145,000	111,139
4.50% 4/15/26	100,000	96,374
Hartford Financial Services Group, Inc.
2.80% 8/19/29	70,000	60,045
2.90% 9/15/51	100,000	58,818
3.60% 8/19/49	55,000	37,605
4.30% 4/15/43	43,000	33,204
4.40% 3/15/48	100,000	77,735
6.10% 10/1/41	50,000	48,494
Kemper Corp.
3.80% 2/23/32	100,000	78,720
4.35% 2/15/25	70,000	67,737
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Loews Corp.
4.13% 5/15/43	200,000	$156,010
6.00% 2/1/35	100,000	100,396
Manulife Financial Corp.
μ4.06% 2/24/32	250,000	231,425
4.15% 3/4/26	100,000	96,576
5.38% 3/4/46	100,000	92,158
Markel Group, Inc.
5.00% 4/5/46	250,000	205,209
5.00% 5/20/49	65,000	53,691
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	84,023
2.38% 12/15/31	90,000	70,765
2.90% 12/15/51	110,000	65,693
3.50% 3/10/25	150,000	145,347
3.75% 3/14/26	75,000	71,880
4.20% 3/1/48	100,000	77,250
4.35% 1/30/47	45,000	35,896
4.38% 3/15/29	195,000	184,938
4.75% 3/15/39	55,000	48,272
4.90% 3/15/49	90,000	77,981
5.40% 9/15/33	250,000	243,402
Mercury General Corp. 4.40% 3/15/27	50,000	46,607
MetLife, Inc.
3.00% 3/1/25	150,000	144,356
4.05% 3/1/45	150,000	114,529
4.60% 5/13/46	200,000	165,412
5.25% 1/15/54	250,000	223,010
5.70% 6/15/35	50,000	49,036
5.88% 2/6/41	100,000	97,449
6.38% 6/15/34	100,000	103,420
6.40% 12/15/66	100,000	97,712
6.50% 12/15/32	100,000	104,663
10.75% 8/1/69	150,000	191,738
Old Republic International Corp.
3.85% 6/11/51	200,000	132,075
4.88% 10/1/24	100,000	98,444
Principal Financial Group, Inc.
3.10% 11/15/26	300,000	277,637
3.40% 5/15/25	100,000	95,847
3.70% 5/15/29	50,000	45,010
5.38% 3/15/33	140,000	134,406
Progressive Corp.
2.50% 3/15/27	40,000	36,321
3.00% 3/15/32	50,000	41,887
3.70% 3/15/52	25,000	17,792
4.13% 4/15/47	200,000	156,781
4.20% 3/15/48	150,000	118,333
4.95% 6/15/33	250,000	237,339
Prudential Financial, Inc.
3.70% 3/13/51	250,000	173,646
3.88% 3/27/28	65,000	61,079
LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial, Inc. (continued)
3.91% 12/7/47	163,000	$118,138
4.35% 2/25/50	250,000	194,061
4.42% 3/27/48	100,000	78,024
μ4.50% 9/15/47	215,000	192,399
6.63% 6/21/40	200,000	206,996
μ6.75% 3/1/53	160,000	154,704
Prudential Funding Asia PLC 3.63% 3/24/32	200,000	170,246
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	57,952
3.95% 9/15/26	30,000	28,328
6.00% 9/15/33	250,000	241,212
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	118,972
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	87,766
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	116,918
Travelers Cos., Inc.
3.75% 5/15/46	50,000	36,492
4.00% 5/30/47	80,000	61,602
4.05% 3/7/48	200,000	154,983
4.10% 3/4/49	100,000	77,500
4.60% 8/1/43	250,000	213,687
5.45% 5/25/53	115,000	109,620
6.25% 6/15/37	100,000	105,096
6.75% 6/20/36	100,000	108,680
Trinity Acquisition PLC 4.40% 3/15/26	100,000	96,012
Unum Group
4.00% 6/15/29	145,000	130,382
4.13% 6/15/51	200,000	131,350
5.75% 8/15/42	50,000	43,517
W R Berkley Corp.
3.55% 3/30/52	150,000	96,603
4.00% 5/12/50	105,000	74,231
Willis North America, Inc.
2.95% 9/15/29	65,000	55,399
3.88% 9/15/49	70,000	46,846
4.50% 9/15/28	150,000	140,667
4.65% 6/15/27	100,000	95,715
5.35% 5/15/33	250,000	233,217
XL Group Ltd. 5.25% 12/15/43	200,000	178,740
		18,730,865
Internet–0.47%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	156,045
3.15% 2/9/51	200,000	113,460
3.25% 2/9/61	200,000	106,823
3.40% 12/6/27	210,000	193,076
4.00% 12/6/37	100,000	76,938
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Alibaba Group Holding Ltd. (continued)
4.20% 12/6/47	400,000	$279,584
4.40% 12/6/57	200,000	138,198
Alphabet, Inc.
0.45% 8/15/25	90,000	82,435
0.80% 8/15/27	200,000	171,575
1.10% 8/15/30	130,000	101,195
1.90% 8/15/40	100,000	62,536
2.00% 8/15/26	250,000	230,029
2.05% 8/15/50	130,000	70,975
2.25% 8/15/60	400,000	213,643
Amazon.com, Inc.
0.80% 6/3/25	635,000	588,605
1.00% 5/12/26	250,000	224,772
1.20% 6/3/27	90,000	78,169
1.50% 6/3/30	165,000	130,626
1.65% 5/12/28	250,000	215,146
2.10% 5/12/31	250,000	200,418
2.50% 6/3/50	80,000	46,869
2.70% 6/3/60	365,000	206,528
2.88% 5/12/41	250,000	176,647
3.00% 4/13/25	250,000	241,536
3.10% 5/12/51	250,000	164,979
3.25% 5/12/61	250,000	160,272
3.30% 4/13/27	250,000	235,225
3.60% 4/13/32	500,000	443,373
3.80% 12/5/24	500,000	490,220
3.88% 8/22/37	115,000	98,168
3.95% 4/13/52	200,000	154,589
4.05% 8/22/47	635,000	510,280
4.25% 8/22/57	205,000	164,107
4.55% 12/1/27	250,000	244,827
4.60% 12/1/25	250,000	246,811
4.70% 12/1/32	250,000	238,693
5.20% 12/3/25	100,000	99,940
Baidu, Inc.
4.13% 6/30/25	200,000	193,683
4.38% 3/29/28	200,000	189,445
Booking Holdings, Inc.
3.55% 3/15/28	150,000	139,633
3.60% 6/1/26	200,000	190,509
4.63% 4/13/30	300,000	284,790
eBay, Inc.
1.90% 3/11/25	140,000	132,397
5.95% 11/22/27	250,000	252,368
6.30% 11/22/32	250,000	254,537
Expedia Group, Inc.
2.95% 3/15/31	80,000	64,452
3.25% 2/15/30	35,000	29,603
3.80% 2/15/28	100,000	91,357
4.63% 8/1/27	90,000	85,823
JD.com, Inc. 3.88% 4/29/26	200,000	191,018
Meta Platforms, Inc.
4.60% 5/15/28	250,000	244,553
LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Meta Platforms, Inc. (continued)
4.65% 8/15/62	1,000,000	$795,520
4.95% 5/15/33	250,000	239,587
5.60% 5/15/53	220,000	208,221
Weibo Corp. 3.38% 7/8/30	300,000	234,016
		11,178,824
Investment Companies–0.17%
Ares Capital Corp.
2.88% 6/15/27	150,000	130,871
3.20% 11/15/31	250,000	191,286
3.25% 7/15/25	100,000	93,672
3.88% 1/15/26	250,000	233,929
4.25% 3/1/25	100,000	96,169
Blackstone Private Credit Fund
2.63% 12/15/26	200,000	172,149
2.70% 1/15/25	150,000	142,072
4.00% 1/15/29	200,000	170,015
7.05% 9/29/25	200,000	200,307
Blackstone Secured Lending Fund
2.75% 9/16/26	250,000	219,762
2.85% 9/30/28	250,000	204,603
Blue Owl Capital Corp.
2.88% 6/11/28	200,000	164,455
3.40% 7/15/26	200,000	179,312
3.75% 7/22/25	100,000	93,693
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	198,392
7.95% 6/13/28	250,000	247,812
FS KKR Capital Corp.
1.65% 10/12/24	150,000	142,519
3.13% 10/12/28	150,000	122,061
3.40% 1/15/26	200,000	183,278
4.13% 2/1/25	150,000	144,107
Goldman Sachs BDC, Inc. 2.88% 1/15/26	100,000	92,268
Golub Capital BDC, Inc. 2.50% 8/24/26	145,000	127,079
Main Street Capital Corp. 3.00% 7/14/26	165,000	145,793
Prospect Capital Corp. 3.71% 1/22/26	200,000	180,946
Sixth Street Specialty Lending, Inc.
2.50% 8/1/26	125,000	110,250
6.95% 8/14/28	180,000	178,030
		4,164,830
Iron & Steel–0.07%
ArcelorMittal SA
6.55% 11/29/27	200,000	202,875
6.80% 11/29/32	175,000	173,800
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Nucor Corp.
2.00% 6/1/25	15,000	$14,084
2.70% 6/1/30	15,000	12,543
2.98% 12/15/55	400,000	227,488
3.95% 5/1/28	100,000	93,936
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	21,229
2.40% 6/15/25	50,000	46,977
2.80% 12/15/24	50,000	48,126
3.25% 1/15/31	60,000	50,786
3.25% 10/15/50	40,000	24,294
3.45% 4/15/30	75,000	65,018
Vale Overseas Ltd.
6.13% 6/12/33	190,000	183,498
6.88% 11/21/36	350,000	352,162
6.88% 11/10/39	170,000	170,167
		1,686,983
Leisure Time–0.00%
Harley-Davidson, Inc.
3.50% 7/28/25	50,000	47,721
4.63% 7/28/45	50,000	36,243
		83,964
Lodging–0.06%
Choice Hotels International, Inc. 3.70% 12/1/29	100,000	86,341
Hyatt Hotels Corp.
4.38% 9/15/28	100,000	92,455
4.85% 3/15/26	50,000	48,864
5.75% 1/30/27	160,000	158,974
Marriott International, Inc.
2.75% 10/15/33	250,000	188,641
2.85% 4/15/31	220,000	177,342
3.13% 6/15/26	100,000	93,480
3.50% 10/15/32	150,000	122,730
3.75% 10/1/25	50,000	48,066
4.00% 4/15/28	100,000	92,749
4.63% 6/15/30	135,000	124,356
5.00% 10/15/27	55,000	53,599
5.55% 10/15/28	195,000	192,819
		1,480,416
Machinery Construction & Mining–0.09%
Caterpillar Financial Services Corp.
0.80% 11/13/25	85,000	77,179
0.90% 3/2/26	250,000	225,181
2.15% 11/8/24	150,000	144,448
2.40% 8/9/26	100,000	92,579
3.25% 12/1/24	150,000	146,080
3.40% 5/13/25	150,000	145,030
4.90% 1/17/25	200,000	198,593
5.15% 8/11/25	250,000	248,661
LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar, Inc.
1.90% 3/12/31	100,000	$81,231
2.60% 9/19/29	150,000	131,086
3.80% 8/15/42	168,000	134,457
4.75% 5/15/64	250,000	215,151
6.05% 8/15/36	200,000	209,992
Oshkosh Corp. 4.60% 5/15/28	100,000	95,555
		2,145,223
Machinery Diversified–0.21%
CNH Industrial Capital LLC
1.88% 1/15/26	250,000	229,179
5.50% 1/12/29	200,000	196,538
CNH Industrial NV 3.85% 11/15/27	105,000	97,726
Deere & Co.
2.88% 9/7/49	65,000	43,187
3.90% 6/9/42	150,000	123,887
5.38% 10/16/29	100,000	101,480
Dover Corp.
2.95% 11/4/29	20,000	17,180
5.38% 3/1/41	100,000	92,356
Flowserve Corp. 3.50% 10/1/30	70,000	58,361
IDEX Corp. 3.00% 5/1/30	75,000	63,512
John Deere Capital Corp.
0.70% 1/15/26	100,000	90,140
1.25% 1/10/25	120,000	113,712
1.45% 1/15/31	70,000	53,918
1.50% 3/6/28	200,000	170,656
1.70% 1/11/27	200,000	178,343
2.05% 1/9/25	100,000	95,748
2.13% 3/7/25	25,000	23,816
2.35% 3/8/27	50,000	45,338
2.45% 1/9/30	85,000	72,221
2.65% 6/10/26	100,000	93,319
2.80% 9/8/27	100,000	91,566
2.80% 7/18/29	50,000	44,039
3.05% 1/6/28	100,000	92,548
3.45% 3/7/29	120,000	109,652
4.15% 9/15/27	150,000	144,551
4.35% 9/15/32	115,000	106,946
4.70% 6/10/30	210,000	201,943
4.75% 1/20/28	175,000	171,824
4.90% 3/3/28	100,000	98,574
4.95% 7/14/28	55,000	54,240
5.05% 3/3/26	100,000	99,398
5.15% 3/3/25	100,000	99,712
5.15% 9/8/26	100,000	99,685
5.15% 9/8/33	100,000	97,790
5.30% 9/8/25	100,000	99,763
nVent Finance Sarl 4.55% 4/15/28	100,000	93,654
Otis Worldwide Corp.
2.06% 4/5/25	105,000	99,130
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Otis Worldwide Corp. (continued)
2.29% 4/5/27	90,000	$80,827
2.57% 2/15/30	105,000	87,053
3.11% 2/15/40	250,000	178,502
3.36% 2/15/50	145,000	96,649
5.25% 8/16/28	135,000	132,701
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	78,352
4.20% 3/1/49	70,000	56,977
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	285,000	270,729
Xylem, Inc.
1.95% 1/30/28	115,000	99,060
3.25% 11/1/26	55,000	51,241
4.38% 11/1/46	50,000	37,561
		4,935,284
Media–0.71%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	93,792
3.50% 6/1/41	315,000	199,199
3.50% 3/1/42	160,000	98,875
3.75% 2/15/28	100,000	90,171
3.85% 4/1/61	70,000	39,121
3.90% 6/1/52	145,000	86,692
3.95% 6/30/62	250,000	141,811
4.20% 3/15/28	150,000	137,676
4.40% 4/1/33	125,000	106,317
4.80% 3/1/50	445,000	311,173
4.91% 7/23/25	450,000	439,719
5.05% 3/30/29	100,000	93,475
5.13% 7/1/49	200,000	145,793
5.25% 4/1/53	200,000	149,501
5.38% 5/1/47	275,000	209,556
5.50% 4/1/63	200,000	147,949
5.75% 4/1/48	225,000	179,654
6.38% 10/23/35	190,000	177,031
6.48% 10/23/45	565,000	493,326
Comcast Corp.
1.50% 2/15/31	200,000	151,093
1.95% 1/15/31	175,000	136,824
2.35% 1/15/27	105,000	95,101
2.45% 8/15/52	150,000	81,345
2.65% 2/1/30	100,000	84,466
2.65% 8/15/62	700,000	366,781
2.80% 1/15/51	140,000	81,946
2.89% 11/1/51	75,000	44,200
2.94% 11/1/56	269,000	152,880
2.99% 11/1/63	101,000	55,857
3.15% 3/1/26	350,000	332,340
LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
3.15% 2/15/28	150,000	$137,178
3.20% 7/15/36	150,000	115,660
3.25% 11/1/39	150,000	109,580
3.30% 2/1/27	250,000	233,425
3.30% 4/1/27	500,000	465,493
3.38% 8/15/25	65,000	62,502
3.40% 7/15/46	110,000	74,930
3.45% 2/1/50	110,000	74,374
3.55% 5/1/28	150,000	139,187
3.90% 3/1/38	150,000	122,507
3.95% 10/15/25	300,000	291,074
3.97% 11/1/47	362,000	270,083
4.00% 8/15/47	150,000	112,026
4.00% 3/1/48	150,000	112,428
4.00% 11/1/49	79,000	58,622
4.05% 11/1/52	258,000	191,323
4.15% 10/15/28	185,000	175,242
4.20% 8/15/34	83,000	72,510
4.25% 10/15/30	165,000	151,993
4.25% 1/15/33	200,000	179,888
4.40% 8/15/35	192,000	169,585
4.60% 10/15/38	195,000	170,860
4.65% 7/15/42	24,000	20,214
4.70% 10/15/48	190,000	160,701
4.80% 5/15/33	250,000	234,536
4.95% 10/15/58	190,000	163,010
5.35% 5/15/53	250,000	227,950
5.50% 11/15/32	105,000	103,789
6.50% 11/15/35	200,000	211,676
Discovery Communications LLC
3.90% 11/15/24	150,000	145,859
3.95% 6/15/25	100,000	96,303
3.95% 3/20/28	200,000	182,204
4.00% 9/15/55	323,000	193,791
4.13% 5/15/29	70,000	62,547
4.65% 5/15/50	400,000	282,573
4.90% 3/11/26	100,000	97,602
5.20% 9/20/47	215,000	163,001
5.30% 5/15/49	65,000	49,773
Fox Corp.
4.71% 1/25/29	405,000	383,161
5.48% 1/25/39	75,000	64,817
5.58% 1/25/49	90,000	75,389
Grupo Televisa SAB
6.63% 1/15/40	100,000	97,227
8.50% 3/11/32	200,000	227,350
NBCUniversal Media LLC 4.45% 1/15/43	175,000	143,881
Paramount Global
2.90% 1/15/27	100,000	88,645
4.00% 1/15/26	255,000	241,436
4.20% 5/19/32	50,000	39,748
4.38% 3/15/43	77,000	49,803
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Paramount Global (continued)
4.85% 7/1/42	150,000	$101,006
4.90% 8/15/44	125,000	83,481
4.95% 1/15/31	400,000	343,503
5.85% 9/1/43	150,000	116,656
6.88% 4/30/36	125,000	113,652
7.88% 7/30/30	200,000	202,077
Thomson Reuters Corp. 3.35% 5/15/26	55,000	51,941
Time Warner Cable Enterprises LLC 8.38% 7/15/33	200,000	215,012
Time Warner Cable LLC
5.50% 9/1/41	100,000	78,223
5.88% 11/15/40	100,000	82,855
6.55% 5/1/37	200,000	181,402
7.30% 7/1/38	150,000	144,498
TWDC Enterprises 18 Corp.
1.85% 7/30/26	95,000	86,229
2.95% 6/15/27	200,000	185,911
3.00% 2/13/26	300,000	283,685
3.00% 7/30/46	50,000	31,660
3.15% 9/17/25	100,000	95,683
3.70% 12/1/42	150,000	112,164
4.13% 12/1/41	100,000	79,701
4.13% 6/1/44	83,000	65,511
Walt Disney Co.
1.75% 1/13/26	145,000	133,543
2.00% 9/1/29	335,000	277,142
2.65% 1/13/31	220,000	182,164
2.75% 9/1/49	180,000	106,462
3.38% 11/15/26	60,000	56,557
3.50% 5/13/40	200,000	149,800
3.60% 1/13/51	75,000	52,021
3.70% 10/15/25	40,000	38,618
3.80% 5/13/60	490,000	337,737
4.70% 3/23/50	500,000	423,499
4.75% 9/15/44	60,000	51,088
4.75% 11/15/46	50,000	41,855
4.95% 10/15/45	30,000	25,991
6.40% 12/15/35	229,000	239,524
6.65% 11/15/37	175,000	187,837
		17,179,808
Metal Fabricate & Hardware–0.02%
Precision Castparts Corp.
3.25% 6/15/25	100,000	96,481
3.90% 1/15/43	50,000	38,929
4.38% 6/15/45	100,000	81,262
Timken Co. 4.13% 4/1/32	110,000	93,715
Valmont Industries, Inc.
5.00% 10/1/44	100,000	80,186
5.25% 10/1/54	100,000	79,526
		470,099
LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.15%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	200,000	$168,209
Barrick North America Finance LLC 5.75% 5/1/43	150,000	144,327
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	98,336
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	102,197
5.00% 9/30/43	500,000	450,904
5.10% 9/8/28	250,000	245,371
5.25% 9/8/33	250,000	241,220
5.50% 9/8/53	95,000	90,880
Kinross Gold Corp. 4.50% 7/15/27	400,000	380,988
Newmont Corp.
2.60% 7/15/32	200,000	156,661
4.88% 3/15/42	400,000	342,173
6.25% 10/1/39	100,000	99,782
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	152,467
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	119,555
5.20% 11/2/40	100,000	93,592
7.13% 7/15/28	75,000	80,475
Rio Tinto Finance USA PLC 4.13% 8/21/42	150,000	120,896
Southern Copper Corp.
5.25% 11/8/42	150,000	129,682
5.88% 4/23/45	69,000	64,221
6.75% 4/16/40	110,000	115,244
7.50% 7/27/35	200,000	220,003
		3,617,183
Miscellaneous Manufacturing–0.12%
3M Co.
2.00% 2/14/25	100,000	94,808
2.38% 8/26/29	150,000	125,406
2.88% 10/15/27	150,000	135,558
3.00% 8/7/25	100,000	95,239
3.25% 8/26/49	85,000	53,855
3.38% 3/1/29	100,000	89,304
3.63% 10/15/47	150,000	103,631
3.88% 6/15/44	150,000	110,362
4.00% 9/14/48	65,000	48,754
Carlisle Cos., Inc.
2.20% 3/1/32	150,000	113,625
3.50% 12/1/24	95,000	92,209
3.75% 12/1/27	100,000	92,931
Eaton Corp.
3.10% 9/15/27	100,000	92,326
3.92% 9/15/47	100,000	76,272
4.15% 11/2/42	150,000	121,999
4.35% 5/18/28	105,000	101,031
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
GE Capital Funding LLC 4.55% 5/15/32	250,000	$230,420
Illinois Tool Works, Inc.
2.65% 11/15/26	150,000	139,425
3.90% 9/1/42	150,000	121,571
4.88% 9/15/41	100,000	93,088
Parker-Hannifin Corp.
3.25% 6/14/29	55,000	48,856
3.30% 11/21/24	60,000	58,358
4.00% 6/14/49	55,000	42,060
6.25% 5/15/38	350,000	351,055
Textron, Inc.
3.00% 6/1/30	100,000	84,147
3.38% 3/1/28	50,000	45,212
3.65% 3/15/27	50,000	46,683
3.88% 3/1/25	170,000	165,054
		2,973,239
Office Business Equipment–0.02%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	180,000	162,343
3.57% 12/1/31	250,000	205,910
		368,253
Oil & Gas–0.87%
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	205,566
2.72% 1/12/32	210,000	170,446
2.77% 11/10/50	165,000	97,142
2.94% 6/4/51	320,000	195,379
3.00% 2/24/50	90,000	56,117
3.00% 3/17/52	100,000	61,324
3.02% 1/16/27	250,000	232,079
3.12% 5/4/26	75,000	70,875
3.38% 2/8/61	300,000	187,381
3.41% 2/11/26	200,000	191,152
4.23% 11/6/28	400,000	380,344
4.81% 2/13/33	35,000	32,756
4.89% 9/11/33	190,000	178,376
BP Capital Markets PLC
3.28% 9/19/27	150,000	139,278
3.72% 11/28/28	90,000	82,933
Burlington Resources LLC 7.20% 8/15/31	100,000	109,734
Canadian Natural Resources Ltd.
2.05% 7/15/25	50,000	46,661
2.95% 7/15/30	50,000	41,470
3.90% 2/1/25	200,000	194,165
4.95% 6/1/47	100,000	82,526
5.85% 2/1/35	200,000	187,662
6.25% 3/15/38	150,000	145,313
Cenovus Energy, Inc. 5.40% 6/15/47	298,000	255,950
LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron Corp.
1.55% 5/11/25	165,000	$155,243
2.24% 5/11/30	125,000	104,201
2.95% 5/16/26	200,000	189,137
3.33% 11/17/25	150,000	144,161
Chevron USA, Inc.
0.69% 8/12/25	135,000	123,962
1.02% 8/12/27	85,000	73,053
2.34% 8/12/50	125,000	70,650
3.25% 10/15/29	100,000	90,122
3.85% 1/15/28	150,000	142,558
CNOOC Finance 2013 Ltd. 4.25% 5/9/43	400,000	320,077
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	156,235
CNOOC Finance 2015 USA LLC 3.50% 5/5/25	200,000	193,306
CNOOC Petroleum North America ULC
6.40% 5/15/37	150,000	155,151
7.50% 7/30/39	200,000	226,057
ConocoPhillips 6.50% 2/1/39	380,000	406,903
ConocoPhillips Co.
2.40% 3/7/25	22,000	21,035
3.80% 3/15/52	110,000	79,753
4.03% 3/15/62	107,000	76,876
4.30% 11/15/44	150,000	121,411
5.05% 9/15/33	145,000	138,810
5.30% 5/15/53	180,000	165,299
6.95% 4/15/29	200,000	216,589
Coterra Energy, Inc.
3.90% 5/15/27	215,000	201,902
4.38% 3/15/29	50,000	46,241
Devon Energy Corp.
4.50% 1/15/30	325,000	295,343
4.75% 5/15/42	100,000	79,448
5.00% 6/15/45	70,000	56,378
5.60% 7/15/41	100,000	88,467
5.85% 12/15/25	150,000	149,237
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	79,133
3.25% 12/1/26	110,000	102,845
3.50% 12/1/29	200,000	177,472
4.25% 3/15/52	60,000	42,607
4.40% 3/24/51	70,000	51,596
6.25% 3/15/53	200,000	190,797
EOG Resources, Inc.
3.90% 4/1/35	150,000	127,187
4.15% 1/15/26	100,000	97,103
Equinor ASA
1.75% 1/22/26	220,000	203,039
2.38% 5/22/30	200,000	167,930
3.25% 11/18/49	110,000	73,516
3.63% 9/10/28	150,000	139,907
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Equinor ASA (continued)
3.95% 5/15/43	250,000	$198,598
4.80% 11/8/43	150,000	131,224
5.10% 8/17/40	200,000	187,412
Exxon Mobil Corp.
2.28% 8/16/26	200,000	184,936
2.44% 8/16/29	700,000	605,444
3.00% 8/16/39	200,000	145,871
3.04% 3/1/26	750,000	711,218
3.10% 8/16/49	200,000	132,373
3.57% 3/6/45	200,000	147,692
4.11% 3/1/46	165,000	132,453
4.33% 3/19/50	400,000	328,392
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	35,590
Hess Corp.
4.30% 4/1/27	150,000	142,482
5.60% 2/15/41	200,000	180,594
5.80% 4/1/47	150,000	136,783
7.13% 3/15/33	100,000	105,597
7.30% 8/15/31	250,000	264,809
Marathon Oil Corp.
4.40% 7/15/27	100,000	94,058
6.60% 10/1/37	100,000	97,393
Marathon Petroleum Corp.
3.80% 4/1/28	120,000	110,327
4.50% 4/1/48	50,000	37,062
5.13% 12/15/26	150,000	147,603
6.50% 3/1/41	145,000	143,435
Occidental Petroleum Corp.
6.45% 9/15/36	500,000	490,967
8.88% 7/15/30	500,000	562,155
Ovintiv, Inc.
5.65% 5/15/28	175,000	171,174
6.25% 7/15/33	115,000	111,195
Patterson-UTI Energy, Inc. 7.15% 10/1/33	95,000	95,341
Phillips 66
1.30% 2/15/26	40,000	36,158
3.30% 3/15/52	65,000	40,839
3.90% 3/15/28	200,000	187,076
4.88% 11/15/44	180,000	154,303
5.88% 5/1/42	250,000	243,551
Phillips 66 Co.
3.15% 12/15/29	100,000	86,500
3.55% 10/1/26	100,000	94,189
3.75% 3/1/28	50,000	46,427
4.68% 2/15/45	40,000	31,841
4.90% 10/1/46	100,000	82,971
Pioneer Natural Resources Co.
1.13% 1/15/26	115,000	103,930
1.90% 8/15/30	200,000	156,910
2.15% 1/15/31	90,000	71,019
LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance BV
2.50% 9/12/26	150,000	$138,952
2.75% 4/6/30	315,000	270,919
2.88% 5/10/26	400,000	377,328
3.25% 5/11/25	350,000	338,116
3.25% 4/6/50	500,000	331,998
3.75% 9/12/46	150,000	110,724
4.00% 5/10/46	350,000	270,944
4.13% 5/11/35	156,000	137,423
4.38% 5/11/45	167,000	137,050
5.50% 3/25/40	100,000	97,361
6.38% 12/15/38	300,000	319,933
Suncor Energy, Inc.
3.75% 3/4/51	70,000	46,848
4.00% 11/15/47	70,000	49,333
6.50% 6/15/38	250,000	249,118
6.80% 5/15/38	100,000	101,249
6.85% 6/1/39	100,000	100,808
7.15% 2/1/32	25,000	26,298
TotalEnergies Capital International SA
2.43% 1/10/25	100,000	96,113
2.83% 1/10/30	100,000	86,732
2.99% 6/29/41	200,000	139,386
3.13% 5/29/50	200,000	130,353
3.39% 6/29/60	200,000	128,307
3.46% 2/19/29	200,000	182,908
3.46% 7/12/49	100,000	69,500
TotalEnergies Capital SA 3.88% 10/11/28	200,000	187,959
Valero Energy Corp.
4.00% 4/1/29	100,000	92,629
4.00% 6/1/52	55,000	37,831
4.35% 6/1/28	120,000	113,517
6.63% 6/15/37	300,000	307,539
7.50% 4/15/32	100,000	108,857
		21,039,291
Oil & Gas Services–0.09%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	180,447
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06% 12/15/26	200,000	179,505
3.34% 12/15/27	250,000	228,380
4.08% 12/15/47	200,000	149,484
4.49% 5/1/30	30,000	28,129
Halliburton Co.
2.92% 3/1/30	150,000	127,751
3.80% 11/15/25	7,000	6,768
4.75% 8/1/43	200,000	163,487
4.85% 11/15/35	100,000	89,930
5.00% 11/15/45	283,000	239,895
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Halliburton Co. (continued)
7.45% 9/15/39	200,000	$221,710
NOV, Inc. 3.95% 12/1/42	150,000	105,016
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	125,000	115,267
Schlumberger Investment SA
2.65% 6/26/30	150,000	126,982
4.50% 5/15/28	250,000	242,192
		2,204,943
Packaging & Containers–0.06%
Amcor Finance USA, Inc. 5.63% 5/26/33	160,000	153,627
Amcor Flexibles North America, Inc. 2.69% 5/25/31	230,000	182,367
Berry Global, Inc. 1.57% 1/15/26	575,000	519,762
Packaging Corp. of America
3.00% 12/15/29	50,000	42,813
3.05% 10/1/51	45,000	26,817
3.40% 12/15/27	70,000	64,533
4.05% 12/15/49	25,000	18,171
WestRock MWV LLC 8.20% 1/15/30	150,000	165,116
WRKCo, Inc.
3.75% 3/15/25	100,000	97,081
3.90% 6/1/28	50,000	45,724
4.00% 3/15/28	100,000	92,692
4.20% 6/1/32	50,000	44,241
		1,452,944
Pharmaceuticals–1.38%
AbbVie, Inc.
2.60% 11/21/24	260,000	250,656
2.95% 11/21/26	250,000	232,003
3.20% 5/14/26	200,000	188,916
3.20% 11/21/29	525,000	463,285
3.60% 5/14/25	600,000	579,871
3.80% 3/15/25	500,000	486,025
4.05% 11/21/39	250,000	204,531
4.25% 11/21/49	525,000	415,623
4.30% 5/14/36	150,000	131,566
4.40% 11/6/42	300,000	249,439
4.45% 5/14/46	200,000	163,389
4.50% 5/14/35	600,000	542,121
4.55% 3/15/35	250,000	227,397
4.63% 10/1/42	125,000	105,278
4.85% 6/15/44	250,000	216,931
Astrazeneca Finance LLC
1.20% 5/28/26	65,000	58,398
2.25% 5/28/31	55,000	44,308
4.88% 3/3/28	500,000	491,236
4.88% 3/3/33	500,000	482,424
AstraZeneca PLC
0.70% 4/8/26	200,000	178,520
LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AstraZeneca PLC (continued)
1.38% 8/6/30	200,000	$155,104
2.13% 8/6/50	95,000	51,658
3.00% 5/28/51	30,000	19,614
3.13% 6/12/27	150,000	139,287
3.38% 11/16/25	150,000	143,926
4.00% 1/17/29	105,000	98,960
4.00% 9/18/42	150,000	121,794
4.38% 11/16/45	95,000	79,646
4.38% 8/17/48	125,000	104,852
6.45% 9/15/37	250,000	270,079
Becton Dickinson & Co.
1.96% 2/11/31	165,000	128,823
3.70% 6/6/27	196,000	183,679
3.73% 12/15/24	96,000	93,629
3.79% 5/20/50	200,000	144,098
4.67% 6/6/47	125,000	104,028
4.69% 2/13/28	75,000	72,711
Bristol-Myers Squibb Co.
0.75% 11/13/25	150,000	136,325
1.13% 11/13/27	150,000	128,118
1.45% 11/13/30	90,000	69,189
2.35% 11/13/40	65,000	41,126
2.55% 11/13/50	90,000	51,400
2.95% 3/15/32	70,000	58,425
3.20% 6/15/26	120,000	113,834
3.25% 8/1/42	100,000	70,884
3.40% 7/26/29	217,000	196,586
3.55% 3/15/42	45,000	33,781
3.70% 3/15/52	105,000	75,397
3.90% 2/20/28	250,000	236,275
3.90% 3/15/62	95,000	66,688
4.13% 6/15/39	585,000	487,856
4.25% 10/26/49	210,000	166,361
4.35% 11/15/47	200,000	161,974
4.55% 2/20/48	250,000	208,633
Cardinal Health, Inc.
3.41% 6/15/27	250,000	230,926
3.75% 9/15/25	100,000	96,021
4.37% 6/15/47	100,000	75,449
4.90% 9/15/45	100,000	80,164
Cencora, Inc.
2.70% 3/15/31	200,000	162,800
2.80% 5/15/30	50,000	41,909
3.45% 12/15/27	100,000	92,755
4.30% 12/15/47	100,000	77,301
Cigna Group
1.25% 3/15/26	135,000	121,513
2.38% 3/15/31	120,000	95,847
2.40% 3/15/30	150,000	123,167
3.05% 10/15/27	395,000	359,078
3.20% 3/15/40	105,000	73,788
3.25% 4/15/25	400,000	384,816
3.40% 3/15/50	85,000	55,843
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna Group (continued)
3.40% 3/15/51	80,000	$52,367
3.88% 10/15/47	150,000	107,311
4.13% 11/15/25	340,000	329,187
4.38% 10/15/28	200,000	189,242
4.80% 8/15/38	145,000	127,727
4.90% 12/15/48	145,000	122,195
5.40% 3/15/33	250,000	242,386
6.13% 11/15/41	300,000	296,947
CVS Health Corp.
1.30% 8/21/27	415,000	352,721
1.75% 8/21/30	250,000	192,375
1.88% 2/28/31	160,000	122,021
2.70% 8/21/40	85,000	53,587
2.88% 6/1/26	250,000	232,865
3.00% 8/15/26	65,000	60,431
3.25% 8/15/29	85,000	74,368
3.75% 4/1/30	200,000	176,788
3.88% 7/20/25	400,000	386,478
4.13% 4/1/40	300,000	233,161
4.30% 3/25/28	323,000	305,691
4.78% 3/25/38	810,000	697,531
4.88% 7/20/35	225,000	201,176
5.00% 2/20/26	70,000	68,913
5.00% 1/30/29	90,000	87,066
5.05% 3/25/48	585,000	486,045
5.13% 2/21/30	100,000	96,182
5.13% 7/20/45	215,000	180,924
5.25% 2/21/33	100,000	94,741
5.30% 6/1/33	95,000	89,980
5.63% 2/21/53	100,000	89,880
5.88% 6/1/53	140,000	129,464
Eli Lilly & Co.
2.25% 5/15/50	250,000	140,866
2.50% 9/15/60	250,000	135,688
3.38% 3/15/29	65,000	59,837
GlaxoSmithKline Capital PLC 3.38% 6/1/29	165,000	150,559
GlaxoSmithKline Capital, Inc.
5.38% 4/15/34	100,000	101,545
6.38% 5/15/38	450,000	488,423
Johnson & Johnson
0.55% 9/1/25	250,000	228,671
0.95% 9/1/27	155,000	133,188
2.10% 9/1/40	335,000	214,450
2.45% 3/1/26	150,000	140,891
2.45% 9/1/60	165,000	91,394
2.63% 1/15/25	150,000	145,118
2.90% 1/15/28	150,000	138,419
2.95% 3/3/27	200,000	187,484
3.40% 1/15/38	150,000	120,988
3.50% 1/15/48	95,000	71,810
3.55% 3/1/36	70,000	59,373
3.70% 3/1/46	80,000	62,300
3.75% 3/3/47	200,000	157,508
LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
4.38% 12/5/33	183,000	$174,139
4.85% 5/15/41	100,000	93,431
5.85% 7/15/38	100,000	105,278
McKesson Corp.
0.90% 12/3/25	145,000	130,997
5.10% 7/15/33	200,000	191,092
5.25% 2/15/26	65,000	64,277
Mead Johnson Nutrition Co.
4.13% 11/15/25	95,000	92,023
5.90% 11/1/39	50,000	48,878
Merck & Co., Inc.
0.75% 2/24/26	215,000	193,677
1.45% 6/24/30	105,000	82,265
1.70% 6/10/27	100,000	88,583
1.90% 12/10/28	100,000	85,314
2.15% 12/10/31	95,000	75,125
2.35% 6/24/40	145,000	94,970
2.45% 6/24/50	100,000	57,502
2.75% 2/10/25	400,000	386,324
2.75% 12/10/51	100,000	60,395
2.90% 12/10/61	55,000	31,649
3.40% 3/7/29	200,000	182,790
3.60% 9/15/42	100,000	76,580
3.90% 3/7/39	200,000	166,283
4.00% 3/7/49	135,000	106,310
4.15% 5/18/43	242,000	201,878
4.50% 5/17/33	145,000	135,695
4.90% 5/17/44	150,000	136,821
5.00% 5/17/53	250,000	227,366
Mylan, Inc.
4.55% 4/15/28	150,000	137,972
5.20% 4/15/48	150,000	108,864
5.40% 11/29/43	133,000	103,309
Novartis Capital Corp.
1.75% 2/14/25	150,000	142,727
2.00% 2/14/27	150,000	135,636
2.20% 8/14/30	150,000	124,329
2.75% 8/14/50	100,000	63,798
3.00% 11/20/25	250,000	238,262
3.10% 5/17/27	125,000	116,882
3.70% 9/21/42	150,000	116,960
4.40% 5/6/44	250,000	215,800
Pfizer Investment Enterprises Pte. Ltd.
4.45% 5/19/26	195,000	190,497
4.45% 5/19/28	500,000	482,058
4.65% 5/19/25	110,000	108,480
4.65% 5/19/30	250,000	239,576
4.75% 5/19/33	265,000	250,499
5.11% 5/19/43	250,000	229,587
5.30% 5/19/53	760,000	706,156
5.34% 5/19/63	250,000	228,386
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.
0.80% 5/28/25	125,000	$115,805
1.70% 5/28/30	125,000	100,213
1.75% 8/18/31	100,000	77,484
2.55% 5/28/40	300,000	201,788
2.70% 5/28/50	115,000	72,005
2.75% 6/3/26	150,000	140,708
3.45% 3/15/29	250,000	230,181
3.60% 9/15/28	250,000	233,817
3.90% 3/15/39	50,000	41,057
4.00% 12/15/36	100,000	86,312
4.00% 3/15/49	200,000	158,618
4.10% 9/15/38	150,000	127,718
4.20% 9/15/48	100,000	81,915
7.20% 3/15/39	300,000	345,280
Sanofi 3.63% 6/19/28	150,000	141,308
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	300,000	280,146
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	200,000	160,827
3.03% 7/9/40	200,000	138,864
3.18% 7/9/50	200,000	126,560
3.38% 7/9/60	200,000	122,198
5.00% 11/26/28	200,000	195,731
Utah Acquisition Sub, Inc.
3.95% 6/15/26	250,000	234,186
5.25% 6/15/46	160,000	118,153
Viatris, Inc.
1.65% 6/22/25	180,000	166,267
2.70% 6/22/30	95,000	74,267
4.00% 6/22/50	95,000	57,431
Wyeth LLC
5.95% 4/1/37	350,000	359,604
6.00% 2/15/36	100,000	103,713
6.50% 2/1/34	100,000	107,548
Zoetis, Inc.
3.00% 9/12/27	100,000	91,794
3.00% 5/15/50	145,000	91,595
3.90% 8/20/28	50,000	46,979
3.95% 9/12/47	100,000	75,356
4.45% 8/20/48	50,000	40,587
4.50% 11/13/25	200,000	195,831
4.70% 2/1/43	150,000	129,292
5.60% 11/16/32	135,000	134,384
		33,141,238
Pipelines–0.84%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	37,369
4.45% 7/15/27	70,000	65,925
4.95% 12/15/24	50,000	49,265
5.95% 6/1/26	50,000	49,711
LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
3.70% 11/15/29	230,000	$204,038
5.13% 6/30/27	500,000	485,876
Cheniere Energy Partners LP 5.95% 6/30/33	250,000	241,117
Columbia Pipeline Group, Inc.
4.50% 6/1/25	250,000	243,203
5.80% 6/1/45	100,000	88,468
Enbridge, Inc.
1.60% 10/4/26	110,000	97,774
2.50% 2/14/25	80,000	76,228
3.40% 8/1/51	140,000	87,409
3.70% 7/15/27	200,000	185,926
4.25% 12/1/26	100,000	95,403
4.50% 6/10/44	100,000	77,099
5.50% 12/1/46	100,000	87,459
5.97% 3/8/26	220,000	218,914
Energy Transfer LP
2.90% 5/15/25	95,000	90,252
3.75% 5/15/30	105,000	91,465
3.90% 7/15/26	100,000	94,643
4.00% 10/1/27	245,000	227,494
4.05% 3/15/25	100,000	97,242
4.20% 4/15/27	150,000	141,335
4.40% 3/15/27	100,000	94,780
4.95% 6/15/28	75,000	71,776
5.00% 5/15/44	70,000	54,728
5.00% 5/15/50	315,000	247,101
5.15% 3/15/45	150,000	120,857
5.30% 4/1/44	200,000	162,770
5.30% 4/15/47	150,000	121,841
5.40% 10/1/47	245,000	202,063
5.80% 6/15/38	100,000	91,278
5.95% 12/1/25	100,000	99,714
5.95% 10/1/43	125,000	109,891
6.00% 6/15/48	100,000	88,754
6.50% 2/1/42	150,000	143,412
7.50% 7/1/38	200,000	210,004
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	89,131
3.13% 7/31/29	150,000	131,781
3.20% 2/15/52	350,000	223,466
3.30% 2/15/53	85,000	55,310
3.70% 2/15/26	150,000	143,713
3.75% 2/15/25	340,000	330,225
3.95% 2/15/27	245,000	232,938
4.15% 10/16/28	100,000	93,753
4.20% 1/31/50	100,000	77,141
4.25% 2/15/48	90,000	70,457
4.45% 2/15/43	125,000	102,290
4.80% 2/1/49	100,000	84,706
4.85% 8/15/42	200,000	172,535
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
4.85% 3/15/44	125,000	$107,333
4.90% 5/15/46	100,000	85,155
5.70% 2/15/42	150,000	143,490
5.95% 2/1/41	100,000	98,464
6.13% 10/15/39	50,000	49,936
7.55% 4/15/38	100,000	111,086
Kinder Morgan Energy Partners LP
5.00% 3/1/43	250,000	202,331
5.80% 3/15/35	150,000	140,968
6.50% 9/1/39	100,000	96,503
6.55% 9/15/40	200,000	191,552
7.75% 3/15/32	200,000	213,998
Kinder Morgan, Inc.
1.75% 11/15/26	95,000	84,492
2.00% 2/15/31	140,000	106,891
3.25% 8/1/50	145,000	86,252
3.60% 2/15/51	280,000	177,789
4.30% 6/1/25	200,000	194,879
4.30% 3/1/28	200,000	188,230
5.20% 6/1/33	70,000	64,745
5.20% 3/1/48	150,000	122,715
5.55% 6/1/45	200,000	171,872
Magellan Midstream Partners LP
3.95% 3/1/50	155,000	103,745
4.20% 10/3/47	100,000	70,028
4.25% 9/15/46	180,000	127,332
5.00% 3/1/26	100,000	98,148
MPLX LP
1.75% 3/1/26	70,000	63,473
2.65% 8/15/30	390,000	314,939
4.00% 3/15/28	175,000	161,889
4.13% 3/1/27	165,000	156,102
4.25% 12/1/27	50,000	46,966
4.50% 4/15/38	290,000	235,011
4.70% 4/15/48	115,000	87,170
4.88% 12/1/24	500,000	492,913
4.90% 4/15/58	50,000	37,173
5.00% 3/1/33	145,000	132,129
5.20% 3/1/47	165,000	134,740
5.20% 12/1/47	90,000	72,570
ONEOK Partners LP
4.90% 3/15/25	100,000	98,208
6.13% 2/1/41	100,000	92,600
6.20% 9/15/43	178,000	165,220
6.65% 10/1/36	100,000	99,256
ONEOK, Inc.
2.20% 9/15/25	100,000	93,051
3.10% 3/15/30	100,000	83,658
3.40% 9/1/29	150,000	130,176
4.00% 7/13/27	85,000	79,534
4.45% 9/1/49	60,000	43,153
LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc. (continued)
4.50% 3/15/50	100,000	$72,511
4.55% 7/15/28	150,000	141,266
4.95% 7/13/47	100,000	79,003
5.20% 7/15/48	75,000	61,389
6.05% 9/1/33	105,000	103,155
6.63% 9/1/53	250,000	244,801
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	71,054
4.50% 12/15/26	100,000	95,596
4.65% 10/15/25	200,000	194,187
4.70% 6/15/44	600,000	443,105
5.15% 6/1/42	200,000	158,235
6.65% 1/15/37	125,000	122,413
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	65,218
4.50% 5/15/30	255,000	233,850
5.63% 3/1/25	545,000	541,565
5.90% 9/15/37	250,000	246,080
Spectra Energy Partners LP
3.38% 10/15/26	145,000	134,885
4.50% 3/15/45	50,000	37,973
Targa Resources Corp.
6.13% 3/15/33	175,000	171,553
6.50% 2/15/53	250,000	238,595
TC PipeLines LP 4.38% 3/13/25	150,000	146,055
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	159,619
TransCanada PipeLines Ltd.
1.00% 10/12/24	120,000	113,998
2.50% 10/12/31	165,000	127,764
4.25% 5/15/28	150,000	140,533
4.63% 3/1/34	200,000	174,218
4.75% 5/15/38	150,000	125,223
4.88% 1/15/26	100,000	97,954
4.88% 5/15/48	150,000	120,840
5.10% 3/15/49	150,000	124,640
6.10% 6/1/40	100,000	96,554
6.20% 3/9/26	250,000	249,589
7.25% 8/15/38	100,000	106,918
7.63% 1/15/39	250,000	275,604
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	85,770
3.95% 5/15/50	200,000	142,169
4.00% 3/15/28	100,000	93,129
4.45% 8/1/42	100,000	78,708
4.60% 3/15/48	100,000	79,211
Valero Energy Partners LP 4.50% 3/15/28	100,000	95,037
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Western Midstream Operating LP
6.15% 4/1/33	155,000	$149,483
6.35% 1/15/29	165,000	165,340
Williams Cos., Inc.
2.60% 3/15/31	135,000	107,521
3.50% 11/15/30	150,000	129,334
3.75% 6/15/27	250,000	232,445
4.85% 3/1/48	70,000	55,924
5.30% 8/15/28	350,000	342,349
5.40% 3/2/26	235,000	233,176
5.75% 6/24/44	95,000	86,125
		20,209,559
Private Equity–0.03%
Brookfield Corp. 4.00% 1/15/25	150,000	145,856
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45% 4/15/50	150,000	91,116
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	63,530
3.50% 3/30/51	200,000	124,396
3.90% 1/25/28	100,000	92,105
4.70% 9/20/47	150,000	116,830
		633,833
Real Estate–0.01%
CBRE Services, Inc. 4.88% 3/1/26	300,000	291,870
		291,870
Real Estate Investment Trusts–1.03%
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	90,877
2.75% 12/15/29	100,000	83,332
2.95% 3/15/34	40,000	30,374
3.00% 5/18/51	250,000	141,054
3.38% 8/15/31	60,000	50,187
3.45% 4/30/25	100,000	96,345
3.55% 3/15/52	70,000	44,442
3.95% 1/15/27	25,000	23,482
3.95% 1/15/28	100,000	92,672
4.00% 2/1/50	100,000	69,752
4.50% 7/30/29	110,000	101,879
American Homes 4 Rent LP
2.38% 7/15/31	80,000	60,994
3.63% 4/15/32	140,000	115,841
American Tower Corp.
1.30% 9/15/25	25,000	22,876
1.50% 1/31/28	50,000	41,439
1.60% 4/15/26	100,000	89,786
1.88% 10/15/30	250,000	189,181
2.10% 6/15/30	25,000	19,457
LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. (continued)
2.70% 4/15/31	100,000	$79,307
2.95% 1/15/25	100,000	96,102
2.95% 1/15/51	50,000	28,195
3.10% 6/15/50	300,000	174,923
3.13% 1/15/27	200,000	182,888
3.38% 10/15/26	200,000	186,194
3.60% 1/15/28	100,000	90,741
3.65% 3/15/27	160,000	148,247
3.80% 8/15/29	265,000	235,720
4.00% 6/1/25	100,000	96,829
5.50% 3/15/28	250,000	245,272
5.80% 11/15/28	140,000	138,946
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	84,290
2.45% 1/15/31	105,000	84,713
2.90% 10/15/26	50,000	46,182
3.20% 1/15/28	85,000	77,673
3.30% 6/1/29	60,000	53,062
3.45% 6/1/25	100,000	96,378
3.50% 11/15/24	200,000	194,709
3.50% 11/15/25	50,000	47,693
3.90% 10/15/46	50,000	35,214
4.15% 7/1/47	50,000	37,555
Boston Properties LP
2.45% 10/1/33	100,000	68,250
2.55% 4/1/32	150,000	108,276
2.75% 10/1/26	300,000	268,990
3.20% 1/15/25	100,000	95,827
3.40% 6/21/29	150,000	125,623
3.65% 2/1/26	100,000	93,827
4.50% 12/1/28	70,000	63,382
Brixmor Operating Partnership LP
3.85% 2/1/25	70,000	67,436
3.90% 3/15/27	100,000	92,109
4.05% 7/1/30	300,000	261,901
4.13% 6/15/26	50,000	47,086
Camden Property Trust
3.15% 7/1/29	125,000	110,742
3.35% 11/1/49	40,000	26,459
Corporate Office Properties LP
2.25% 3/15/26	90,000	81,027
2.75% 4/15/31	100,000	75,055
Crown Castle, Inc.
1.05% 7/15/26	200,000	175,495
2.10% 4/1/31	200,000	152,572
2.25% 1/15/31	40,000	31,043
2.90% 4/1/41	200,000	128,388
3.25% 1/15/51	150,000	91,134
3.65% 9/1/27	140,000	128,520
3.80% 2/15/28	150,000	137,535
4.00% 3/1/27	40,000	37,552
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle, Inc. (continued)
4.45% 2/15/26	365,000	$353,423
4.75% 5/15/47	25,000	19,425
5.00% 1/11/28	70,000	67,625
5.20% 2/15/49	100,000	83,693
CubeSmart LP
2.00% 2/15/31	160,000	120,346
3.00% 2/15/30	100,000	83,132
3.13% 9/1/26	50,000	46,055
4.38% 2/15/29	30,000	27,747
Digital Realty Trust LP
3.60% 7/1/29	65,000	57,427
3.70% 8/15/27	100,000	92,350
5.55% 1/15/28	175,000	171,143
Equinix, Inc.
1.00% 9/15/25	250,000	227,123
1.25% 7/15/25	55,000	50,587
1.55% 3/15/28	125,000	104,174
2.15% 7/15/30	55,000	43,199
2.63% 11/18/24	125,000	120,264
2.90% 11/18/26	90,000	82,615
2.95% 9/15/51	250,000	143,539
3.00% 7/15/50	45,000	26,517
3.20% 11/18/29	90,000	77,070
3.90% 4/15/32	200,000	170,898
ERP Operating LP
2.50% 2/15/30	100,000	82,778
2.85% 11/1/26	140,000	129,406
3.00% 7/1/29	100,000	87,267
3.38% 6/1/25	100,000	96,063
4.15% 12/1/28	100,000	93,804
4.50% 7/1/44	150,000	119,197
4.50% 6/1/45	50,000	38,222
Essex Portfolio LP
1.65% 1/15/31	250,000	183,113
1.70% 3/1/28	210,000	175,554
3.00% 1/15/30	100,000	83,087
3.38% 4/15/26	50,000	47,213
3.63% 5/1/27	200,000	184,489
4.00% 3/1/29	100,000	90,833
Extra Space Storage LP
2.20% 10/15/30	235,000	182,223
2.35% 3/15/32	180,000	136,062
3.50% 7/1/26	100,000	93,563
3.90% 4/1/29	20,000	17,963
4.00% 6/15/29	100,000	89,687
5.50% 7/1/30	145,000	140,211
Federal Realty OP LP
1.25% 2/15/26	50,000	44,916
3.25% 7/15/27	100,000	90,946
4.50% 12/1/44	100,000	73,758
5.38% 5/1/28	200,000	194,320
LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	$38,804
4.00% 1/15/30	95,000	80,565
4.00% 1/15/31	50,000	41,626
5.25% 6/1/25	75,000	73,455
5.38% 4/15/26	145,000	140,590
5.75% 6/1/28	75,000	71,910
Healthcare Realty Holdings LP
2.00% 3/15/31	110,000	82,441
2.40% 3/15/30	100,000	77,200
3.10% 2/15/30	50,000	41,632
3.50% 8/1/26	95,000	88,250
3.75% 7/1/27	50,000	45,999
Healthpeak OP LLC
1.35% 2/1/27	200,000	173,914
2.13% 12/1/28	160,000	134,390
3.00% 1/15/30	150,000	126,731
5.25% 12/15/32	250,000	232,517
Highwoods Realty LP
2.60% 2/1/31	65,000	46,672
3.88% 3/1/27	60,000	54,655
4.20% 4/15/29	100,000	84,734
Host Hotels & Resorts LP
2.90% 12/15/31	140,000	107,598
3.38% 12/15/29	150,000	126,007
3.50% 9/15/30	70,000	58,038
Hudson Pacific Properties LP
3.95% 11/1/27	25,000	19,734
4.65% 4/1/29	100,000	75,285
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	83,669
2.70% 1/15/34	100,000	72,956
5.50% 8/15/33	250,000	233,346
Kilroy Realty LP
2.50% 11/15/32	50,000	34,146
3.05% 2/15/30	100,000	78,566
3.45% 12/15/24	100,000	96,070
4.25% 8/15/29	150,000	128,508
Kimco Realty OP LLC
2.25% 12/1/31	70,000	52,543
2.80% 10/1/26	100,000	91,459
3.30% 2/1/25	120,000	115,443
3.80% 4/1/27	100,000	92,590
4.13% 12/1/46	100,000	69,219
4.45% 9/1/47	100,000	73,897
Kite Realty Group LP 4.00% 10/1/26	50,000	45,533
Kite Realty Group Trust 4.75% 9/15/30	250,000	222,586
Mid-America Apartments LP
1.70% 2/15/31	50,000	38,222
3.95% 3/15/29	100,000	92,293
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Mid-America Apartments LP (continued)
4.00% 11/15/25	50,000	$48,372
4.20% 6/15/28	100,000	93,951
National Health Investors, Inc. 3.00% 2/1/31	25,000	18,278
NNN REIT, Inc.
2.50% 4/15/30	150,000	121,221
3.00% 4/15/52	50,000	28,205
3.10% 4/15/50	150,000	85,943
3.50% 4/15/51	90,000	56,572
3.60% 12/15/26	100,000	92,932
4.00% 11/15/25	65,000	62,203
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	109,770
3.38% 2/1/31	50,000	39,090
3.63% 10/1/29	100,000	83,361
4.50% 4/1/27	200,000	186,317
5.25% 1/15/26	100,000	97,461
Physicians Realty LP
2.63% 11/1/31	50,000	37,658
3.95% 1/15/28	100,000	90,316
4.30% 3/15/27	50,000	46,994
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	22,806
3.15% 8/15/30	200,000	140,841
Prologis LP
1.25% 10/15/30	115,000	85,825
1.63% 3/15/31	200,000	150,511
1.75% 7/1/30	100,000	77,727
2.13% 4/15/27	50,000	44,686
2.13% 10/15/50	85,000	42,581
2.25% 4/15/30	95,000	77,528
3.00% 4/15/50	50,000	30,452
3.88% 9/15/28	65,000	60,211
4.38% 2/1/29	125,000	118,128
4.38% 9/15/48	50,000	38,661
4.75% 6/15/33	200,000	184,255
5.13% 1/15/34	140,000	132,211
Public Storage Operating Co.
0.88% 2/15/26	125,000	112,237
1.50% 11/9/26	50,000	44,666
1.95% 11/9/28	85,000	71,986
2.25% 11/9/31	65,000	50,836
3.09% 9/15/27	60,000	55,294
3.39% 5/1/29	65,000	58,580
5.10% 8/1/33	50,000	47,795
5.35% 8/1/53	200,000	182,615
Realty Income Corp.
0.75% 3/15/26	195,000	172,690
1.80% 3/15/33	125,000	87,813
2.20% 6/15/28	65,000	55,551
2.85% 12/15/32	95,000	74,212
LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. (continued)
3.10% 12/15/29	100,000	$86,586
3.25% 6/15/29	250,000	222,268
3.65% 1/15/28	100,000	92,116
3.95% 8/15/27	80,000	75,008
4.65% 3/15/47	100,000	81,019
4.70% 12/15/28	175,000	166,868
4.88% 6/1/26	95,000	93,228
5.05% 1/13/26	55,000	54,216
Regency Centers LP
3.60% 2/1/27	160,000	149,574
3.70% 6/15/30	105,000	91,351
4.13% 3/15/28	100,000	92,538
4.40% 2/1/47	165,000	121,677
Sabra Health Care LP 3.90% 10/15/29	100,000	83,033
Simon Property Group LP
1.38% 1/15/27	50,000	43,646
1.75% 2/1/28	250,000	212,073
2.20% 2/1/31	250,000	193,252
2.25% 1/15/32	50,000	37,520
2.45% 9/13/29	150,000	124,742
2.65% 7/15/30	200,000	164,528
3.25% 11/30/26	100,000	93,115
3.25% 9/13/49	100,000	61,908
3.38% 10/1/24	100,000	97,420
3.38% 6/15/27	200,000	184,424
4.25% 11/30/46	100,000	72,570
5.50% 3/8/33	250,000	237,190
SITE Centers Corp.
4.25% 2/1/26	100,000	93,624
4.70% 6/1/27	100,000	92,577
Spirit Realty LP
2.10% 3/15/28	100,000	84,172
2.70% 2/15/32	125,000	94,834
3.20% 1/15/27	100,000	90,592
3.40% 1/15/30	100,000	83,718
4.00% 7/15/29	45,000	39,808
STORE Capital Corp.
2.70% 12/1/31	100,000	68,248
2.75% 11/18/30	50,000	35,819
4.50% 3/15/28	50,000	43,983
4.63% 3/15/29	100,000	85,535
Sun Communities Operating LP
2.30% 11/1/28	65,000	53,946
2.70% 7/15/31	40,000	30,785
5.70% 1/15/33	100,000	94,491
Tanger Properties LP
3.13% 9/1/26	50,000	45,181
3.88% 7/15/27	100,000	88,166
UDR, Inc.
1.90% 3/15/33	50,000	35,093
2.10% 8/1/32	25,000	18,029
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
UDR, Inc. (continued)
2.10% 6/15/33	200,000	$141,391
2.95% 9/1/26	50,000	46,246
3.20% 1/15/30	200,000	171,321
3.50% 1/15/28	100,000	90,285
Ventas Realty LP
3.00% 1/15/30	100,000	82,988
3.85% 4/1/27	100,000	92,747
4.00% 3/1/28	100,000	91,786
4.13% 1/15/26	156,000	149,305
4.40% 1/15/29	150,000	138,496
4.88% 4/15/49	50,000	38,170
Vornado Realty LP 3.50% 1/15/25	100,000	94,917
Welltower OP LLC
2.70% 2/15/27	50,000	45,454
2.75% 1/15/31	105,000	84,396
2.80% 6/1/31	200,000	160,047
3.10% 1/15/30	55,000	46,561
4.25% 4/1/26	200,000	192,039
4.25% 4/15/28	50,000	46,581
4.95% 9/1/48	50,000	41,180
6.50% 3/15/41	250,000	245,470
Weyerhaeuser Co.
3.38% 3/9/33	60,000	49,106
4.00% 3/9/52	45,000	32,576
7.38% 3/15/32	250,000	271,631
WP Carey, Inc.
2.25% 4/1/33	50,000	35,669
2.40% 2/1/31	50,000	38,728
4.25% 10/1/26	100,000	95,439
		24,732,194
Retail–0.73%
AutoNation, Inc.
3.50% 11/15/24	100,000	96,578
3.80% 11/15/27	100,000	89,639
3.85% 3/1/32	100,000	81,280
4.50% 10/1/25	45,000	43,450
AutoZone, Inc.
1.65% 1/15/31	85,000	63,909
3.13% 4/21/26	75,000	70,402
3.75% 6/1/27	150,000	141,342
3.75% 4/18/29	100,000	90,237
5.20% 8/1/33	250,000	234,009
Best Buy Co., Inc. 1.95% 10/1/30	250,000	194,929
Costco Wholesale Corp.
1.38% 6/20/27	500,000	437,070
3.00% 5/18/27	250,000	232,796
Darden Restaurants, Inc. 4.55% 2/15/48	35,000	27,101
Dollar General Corp.
3.88% 4/15/27	100,000	93,693
4.13% 5/1/28	70,000	65,208
LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Dollar General Corp. (continued)
4.15% 11/1/25	75,000	$72,256
4.63% 11/1/27	100,000	95,673
5.00% 11/1/32	60,000	54,432
5.20% 7/5/28	140,000	135,807
5.50% 11/1/52	100,000	83,504
Dollar Tree, Inc.
2.65% 12/1/31	200,000	154,990
3.38% 12/1/51	100,000	59,108
4.20% 5/15/28	165,000	153,439
Genuine Parts Co.
1.88% 11/1/30	55,000	41,709
2.75% 2/1/32	65,000	50,779
Home Depot, Inc.
0.90% 3/15/28	80,000	66,767
1.50% 9/15/28	150,000	126,025
1.88% 9/15/31	65,000	50,460
2.13% 9/15/26	155,000	142,205
2.38% 3/15/51	250,000	136,784
2.70% 4/15/25	40,000	38,417
2.70% 4/15/30	200,000	170,795
2.75% 9/15/51	150,000	89,092
2.80% 9/14/27	200,000	183,192
2.88% 4/15/27	50,000	46,290
3.00% 4/1/26	125,000	118,518
3.13% 12/15/49	250,000	162,927
3.25% 4/15/32	65,000	55,767
3.35% 9/15/25	265,000	254,902
3.50% 9/15/56	135,000	91,523
3.63% 4/15/52	95,000	67,994
3.90% 12/6/28	60,000	56,644
3.90% 6/15/47	150,000	114,520
4.20% 4/1/43	150,000	122,853
4.25% 4/1/46	100,000	80,250
4.50% 9/15/32	145,000	136,803
4.50% 12/6/48	200,000	167,410
4.88% 2/15/44	96,000	85,802
5.40% 9/15/40	100,000	95,722
5.88% 12/16/36	350,000	360,653
5.95% 4/1/41	100,000	102,294
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	54,168
1.70% 9/15/28	50,000	41,746
1.70% 10/15/30	65,000	49,843
2.63% 4/1/31	250,000	202,224
2.80% 9/15/41	100,000	64,591
3.00% 10/15/50	850,000	501,972
3.10% 5/3/27	250,000	230,229
3.38% 9/15/25	120,000	114,714
3.50% 4/1/51	125,000	80,883
3.65% 4/5/29	170,000	154,276
3.70% 4/15/46	200,000	138,655
4.05% 5/3/47	147,000	108,544
4.50% 4/15/30	400,000	373,243
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's Cos., Inc. (continued)
5.00% 4/15/33	165,000	$155,296
5.63% 4/15/53	200,000	181,783
McDonald's Corp.
1.45% 9/1/25	55,000	50,908
2.13% 3/1/30	65,000	53,275
3.38% 5/26/25	150,000	144,827
3.50% 3/1/27	150,000	141,175
3.63% 5/1/43	100,000	73,659
3.63% 9/1/49	50,000	35,208
3.80% 4/1/28	200,000	188,045
4.45% 3/1/47	225,000	183,271
4.45% 9/1/48	40,000	32,758
4.60% 9/9/32	105,000	98,775
4.60% 5/26/45	94,000	78,354
4.70% 12/9/35	270,000	246,331
4.88% 12/9/45	275,000	238,077
4.95% 8/14/33	200,000	190,776
5.45% 8/14/53	200,000	188,059
6.30% 3/1/38	50,000	52,108
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	171,514
3.55% 3/15/26	150,000	142,832
3.60% 9/1/27	100,000	93,385
3.90% 6/1/29	100,000	92,071
4.35% 6/1/28	100,000	95,503
Ross Stores, Inc.
0.88% 4/15/26	100,000	88,781
1.88% 4/15/31	100,000	76,294
Starbucks Corp.
2.45% 6/15/26	100,000	92,573
2.55% 11/15/30	200,000	164,223
3.50% 3/1/28	150,000	138,808
3.50% 11/15/50	200,000	135,075
3.55% 8/15/29	200,000	180,923
3.75% 12/1/47	70,000	49,463
3.80% 8/15/25	150,000	145,222
4.00% 11/15/28	150,000	141,028
4.30% 6/15/45	105,000	82,019
4.45% 8/15/49	200,000	158,595
4.50% 11/15/48	80,000	63,684
4.80% 2/15/33	180,000	169,372
Target Corp.
1.95% 1/15/27	400,000	361,255
2.35% 2/15/30	60,000	50,144
2.50% 4/15/26	100,000	94,020
2.95% 1/15/52	310,000	189,115
3.38% 4/15/29	200,000	183,457
4.40% 1/15/33	65,000	59,932
4.50% 9/15/32	250,000	232,525
TJX Cos., Inc.
1.15% 5/15/28	50,000	41,829
1.60% 5/15/31	50,000	38,844
2.25% 9/15/26	250,000	229,622
LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Tractor Supply Co. 5.25% 5/15/33	60,000	$56,655
Walgreens Boots Alliance, Inc.
3.45% 6/1/26	45,000	41,689
3.80% 11/18/24	700,000	681,405
Walmart, Inc.
1.05% 9/17/26	135,000	120,371
1.80% 9/22/31	55,000	43,286
2.38% 9/24/29	6,000	5,224
2.50% 9/22/41	110,000	73,616
2.65% 9/22/51	80,000	49,440
3.05% 7/8/26	85,000	80,636
3.25% 7/8/29	780,000	712,574
3.55% 6/26/25	250,000	242,199
3.90% 4/15/28	155,000	147,973
3.95% 9/9/27	295,000	284,661
4.00% 4/15/26	65,000	63,287
4.10% 4/15/33	165,000	150,912
4.15% 9/9/32	315,000	293,293
4.50% 9/9/52	250,000	214,751
4.50% 4/15/53	155,000	133,415
		17,593,217
Semiconductors–0.58%
Analog Devices, Inc.
1.70% 10/1/28	45,000	37,947
2.10% 10/1/31	60,000	47,380
2.80% 10/1/41	50,000	33,376
2.95% 10/1/51	55,000	34,331
3.50% 12/5/26	150,000	142,285
Applied Materials, Inc.
1.75% 6/1/30	30,000	23,995
3.30% 4/1/27	80,000	74,991
3.90% 10/1/25	70,000	67,996
4.35% 4/1/47	70,000	59,115
5.10% 10/1/35	70,000	68,877
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50% 1/15/28	400,000	363,667
3.88% 1/15/27	250,000	234,902
Broadcom, Inc.
1.95% 2/15/28	165,000	140,662
2.45% 2/15/31	400,000	312,642
2.60% 2/15/33	400,000	298,274
3.15% 11/15/25	660,000	623,841
3.42% 4/15/33	345,000	275,951
3.50% 2/15/41	135,000	93,831
3.75% 2/15/51	80,000	53,484
4.11% 9/15/28	633,000	583,929
4.15% 11/15/30	200,000	177,147
4.15% 4/15/32	100,000	86,781
4.30% 11/15/32	115,000	100,331
Intel Corp.
2.60% 5/19/26	150,000	140,331
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Intel Corp. (continued)
3.25% 11/15/49	165,000	$105,109
3.40% 3/25/25	400,000	387,549
3.70% 7/29/25	365,000	353,284
3.73% 12/8/47	200,000	142,447
3.75% 8/5/27	500,000	471,666
3.90% 3/25/30	500,000	456,322
4.00% 12/15/32	250,000	223,232
4.10% 5/19/46	150,000	115,334
4.75% 3/25/50	200,000	165,356
4.88% 2/10/28	190,000	186,383
4.95% 3/25/60	300,000	256,129
5.20% 2/10/33	165,000	159,759
5.63% 2/10/43	100,000	95,360
5.70% 2/10/53	70,000	65,643
5.90% 2/10/63	400,000	379,194
KLA Corp.
3.30% 3/1/50	75,000	49,841
4.65% 11/1/24	300,000	295,897
Lam Research Corp.
1.90% 6/15/30	50,000	40,150
2.88% 6/15/50	35,000	21,715
3.13% 6/15/60	240,000	144,636
3.75% 3/15/26	100,000	96,218
4.00% 3/15/29	85,000	80,034
4.88% 3/15/49	50,000	43,644
Marvell Technology, Inc.
1.65% 4/15/26	65,000	58,739
2.45% 4/15/28	65,000	56,148
2.95% 4/15/31	60,000	48,541
4.88% 6/22/28	100,000	95,545
5.75% 2/15/29	250,000	247,708
Micron Technology, Inc.
2.70% 4/15/32	90,000	68,734
3.37% 11/1/41	65,000	42,820
3.48% 11/1/51	95,000	58,104
4.19% 2/15/27	75,000	70,563
4.98% 2/6/26	100,000	97,843
5.33% 2/6/29	100,000	96,379
5.38% 4/15/28	250,000	241,337
6.75% 11/1/29	100,000	101,605
NVIDIA Corp.
3.20% 9/16/26	200,000	189,401
3.50% 4/1/50	600,000	437,316
NXP BV/NXP Funding LLC
5.35% 3/1/26	100,000	98,512
5.55% 12/1/28	65,000	63,621
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	154,585
2.70% 5/1/25	40,000	37,988
3.13% 2/15/42	155,000	100,925
3.15% 5/1/27	65,000	59,269
3.25% 11/30/51	110,000	66,889
3.40% 5/1/30	85,000	72,686
LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. (continued)
4.40% 6/1/27	40,000	$37,949
5.00% 1/15/33	50,000	46,002
Qorvo, Inc. 1.75% 12/15/24	60,000	56,374
QUALCOMM, Inc.
2.15% 5/20/30	200,000	165,669
3.25% 5/20/27	200,000	186,565
3.25% 5/20/50	90,000	60,967
3.45% 5/20/25	300,000	290,344
4.25% 5/20/32	20,000	18,558
4.50% 5/20/52	45,000	36,900
4.65% 5/20/35	200,000	187,427
4.80% 5/20/45	200,000	177,208
5.40% 5/20/33	200,000	200,615
Texas Instruments, Inc.
2.25% 9/4/29	65,000	55,370
3.88% 3/15/39	55,000	45,435
4.15% 5/15/48	300,000	241,863
4.60% 2/15/28	210,000	205,827
4.90% 3/14/33	75,000	72,533
5.05% 5/18/63	250,000	221,582
TSMC Arizona Corp.
3.88% 4/22/27	200,000	190,441
4.25% 4/22/32	200,000	185,508
4.50% 4/22/52	200,000	174,749
Xilinx, Inc. 2.38% 6/1/30	100,000	82,790
		13,916,902
Software–0.65%
Activision Blizzard, Inc.
3.40% 9/15/26	100,000	94,836
3.40% 6/15/27	45,000	42,155
4.50% 6/15/47	60,000	52,673
Adobe, Inc.
1.90% 2/1/25	65,000	62,093
2.15% 2/1/27	65,000	59,040
2.30% 2/1/30	390,000	328,167
3.25% 2/1/25	95,000	92,287
Autodesk, Inc.
2.85% 1/15/30	55,000	46,607
3.50% 6/15/27	100,000	93,301
4.38% 6/15/25	100,000	97,675
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	126,824
Cadence Design Systems, Inc. 4.38% 10/15/24	75,000	73,952
Electronic Arts, Inc.
1.85% 2/15/31	120,000	93,235
2.95% 2/15/51	85,000	51,366
4.80% 3/1/26	100,000	98,180
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Fidelity National Information Services, Inc.
1.15% 3/1/26	80,000	$71,673
1.65% 3/1/28	55,000	46,546
2.25% 3/1/31	150,000	117,319
3.10% 3/1/41	25,000	16,574
5.10% 7/15/32	500,000	472,215
Fiserv, Inc.
2.25% 6/1/27	500,000	443,724
2.65% 6/1/30	200,000	164,292
3.20% 7/1/26	65,000	60,776
3.50% 7/1/29	180,000	160,587
3.85% 6/1/25	150,000	144,989
4.40% 7/1/49	140,000	107,245
5.45% 3/2/28	180,000	178,418
5.63% 8/21/33	250,000	242,236
Intuit, Inc.
0.95% 7/15/25	65,000	59,894
5.20% 9/15/33	250,000	243,439
Microsoft Corp.
2.40% 8/8/26	250,000	232,241
2.53% 6/1/50	574,000	349,505
2.68% 6/1/60	382,000	224,309
2.92% 3/17/52	1,280,000	839,563
3.04% 3/17/62	166,000	105,098
3.13% 11/3/25	200,000	191,617
3.30% 2/6/27	500,000	474,386
3.45% 8/8/36	596,000	502,571
Oracle Corp.
1.65% 3/25/26	225,000	203,802
2.30% 3/25/28	250,000	216,590
2.50% 4/1/25	400,000	380,847
2.88% 3/25/31	240,000	196,039
2.95% 11/15/24	150,000	145,349
2.95% 4/1/30	500,000	420,743
3.25% 11/15/27	200,000	182,266
3.60% 4/1/40	1,000,000	722,542
3.60% 4/1/50	300,000	194,056
3.65% 3/25/41	400,000	285,434
3.80% 11/15/37	90,000	68,671
3.85% 7/15/36	150,000	118,599
3.85% 4/1/60	700,000	445,141
3.90% 5/15/35	355,000	290,115
3.95% 3/25/51	405,000	277,646
4.00% 7/15/46	150,000	105,846
4.00% 11/15/47	140,000	98,392
4.10% 3/25/61	240,000	160,071
4.30% 7/8/34	200,000	172,011
4.50% 5/6/28	90,000	85,780
4.50% 7/8/44	500,000	386,857
4.90% 2/6/33	85,000	78,347
5.38% 7/15/40	400,000	354,809
5.55% 2/6/53	115,000	100,759
5.80% 11/10/25	70,000	70,262
6.13% 7/8/39	150,000	144,913
LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
6.25% 11/9/32	250,000	$253,088
6.50% 4/15/38	200,000	201,496
6.90% 11/9/52	70,000	72,109
Roper Technologies, Inc.
1.00% 9/15/25	210,000	191,931
2.00% 6/30/30	115,000	90,938
3.80% 12/15/26	55,000	52,029
3.85% 12/15/25	100,000	96,163
4.20% 9/15/28	95,000	89,317
Salesforce, Inc.
1.50% 7/15/28	135,000	114,809
1.95% 7/15/31	200,000	158,390
2.70% 7/15/41	120,000	81,263
2.90% 7/15/51	200,000	124,889
3.05% 7/15/61	100,000	59,773
3.70% 4/11/28	100,000	94,338
ServiceNow, Inc. 1.40% 9/1/30	125,000	95,957
Take-Two Interactive Software, Inc.
4.95% 3/28/28	250,000	241,615
5.00% 3/28/26	250,000	245,308
VMware, Inc.
1.40% 8/15/26	80,000	70,569
1.80% 8/15/28	110,000	91,290
2.20% 8/15/31	135,000	101,875
3.90% 8/21/27	85,000	79,187
4.50% 5/15/25	300,000	293,047
		15,666,876
Telecommunications–1.07%
America Movil SAB de CV
2.88% 5/7/30	200,000	167,428
4.38% 7/16/42	200,000	161,685
6.13% 11/15/37	150,000	150,559
6.13% 3/30/40	250,000	247,369
6.38% 3/1/35	25,000	25,927
AT&T, Inc.
1.65% 2/1/28	45,000	37,980
1.70% 3/25/26	200,000	181,468
2.25% 2/1/32	210,000	158,052
2.30% 6/1/27	200,000	177,089
2.55% 12/1/33	400,000	293,795
2.75% 6/1/31	350,000	280,001
3.10% 2/1/43	250,000	164,436
3.50% 6/1/41	900,000	625,257
3.50% 9/15/53	460,000	284,211
3.55% 9/15/55	700,000	428,511
3.65% 6/1/51	400,000	257,918
3.65% 9/15/59	555,000	337,689
3.80% 2/15/27	105,000	98,667
3.80% 12/1/57	812,000	514,423
3.85% 6/1/60	185,000	117,943
4.25% 3/1/27	500,000	476,566
4.30% 2/15/30	286,000	260,432
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc. (continued)
4.35% 3/1/29	370,000	$344,330
4.35% 6/15/45	532,000	398,089
4.50% 5/15/35	220,000	187,654
4.85% 3/1/39	120,000	101,540
5.25% 3/1/37	150,000	136,216
5.35% 9/1/40	338,000	301,144
5.40% 2/15/34	265,000	248,013
5.54% 2/20/26	100,000	99,191
Bell Telephone Co. of Canada or Bell Canada
3.65% 3/17/51	250,000	168,164
4.30% 7/29/49	55,000	41,232
4.46% 4/1/48	100,000	77,642
5.10% 5/11/33	250,000	233,703
British Telecommunications PLC 9.63% 12/15/30	350,000	412,243
Cisco Systems, Inc.
2.50% 9/20/26	300,000	278,503
2.95% 2/28/26	150,000	142,465
3.50% 6/15/25	45,000	43,600
5.50% 1/15/40	200,000	196,739
5.90% 2/15/39	300,000	309,383
Corning, Inc.
3.90% 11/15/49	100,000	71,358
4.75% 3/15/42	250,000	212,192
5.45% 11/15/79	40,000	33,592
5.75% 8/15/40	25,000	23,464
Deutsche Telekom International Finance BV 8.75% 6/15/30	460,000	526,903
Juniper Networks, Inc.
1.20% 12/10/25	105,000	94,745
2.00% 12/10/30	160,000	120,245
5.95% 3/15/41	100,000	89,986
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	66,007
2.75% 5/24/31	100,000	78,985
4.60% 2/23/28	100,000	95,627
4.60% 5/23/29	100,000	94,662
Orange SA
5.38% 1/13/42	100,000	91,042
9.00% 3/1/31	400,000	472,519
Rogers Communications, Inc.
2.90% 11/15/26	200,000	182,748
3.63% 12/15/25	65,000	61,540
3.70% 11/15/49	100,000	64,299
4.30% 2/15/48	40,000	27,985
4.35% 5/1/49	155,000	110,423
4.50% 3/15/43	100,000	75,278
5.00% 3/15/44	100,000	80,839
7.50% 8/15/38	25,000	25,981
Telefonica Emisiones SA
4.67% 3/6/38	150,000	120,562
4.90% 3/6/48	200,000	151,489
LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones SA (continued)
5.21% 3/8/47	300,000	$238,940
5.52% 3/1/49	200,000	164,612
7.05% 6/20/36	175,000	180,052
Telefonica Europe BV 8.25% 9/15/30	200,000	222,535
TELUS Corp.
2.80% 2/16/27	100,000	91,543
3.70% 9/15/27	100,000	93,116
4.60% 11/16/48	100,000	77,657
T-Mobile USA, Inc.
1.50% 2/15/26	1,200,000	1,088,087
2.05% 2/15/28	255,000	219,269
2.25% 11/15/31	150,000	114,305
2.40% 3/15/29	55,000	46,281
2.55% 2/15/31	230,000	183,013
2.70% 3/15/32	110,000	86,046
3.00% 2/15/41	155,000	102,710
3.30% 2/15/51	275,000	172,068
3.40% 10/15/52	300,000	187,394
3.60% 11/15/60	265,000	163,931
3.88% 4/15/30	1,000,000	885,971
4.50% 4/15/50	800,000	613,464
4.95% 3/15/28	75,000	72,785
5.05% 7/15/33	550,000	510,296
5.20% 1/15/33	130,000	122,689
5.65% 1/15/53	65,000	59,361
5.75% 1/15/34	105,000	102,430
5.80% 9/15/62	95,000	86,647
Verizon Communications, Inc.
0.85% 11/20/25	250,000	226,180
1.45% 3/20/26	160,000	144,464
1.50% 9/18/30	300,000	227,578
1.68% 10/30/30	206,000	156,623
1.75% 1/20/31	250,000	188,389
2.10% 3/22/28	240,000	206,146
2.55% 3/21/31	415,000	330,438
2.63% 8/15/26	230,000	212,452
2.65% 11/20/40	250,000	158,255
2.85% 9/3/41	95,000	61,416
2.88% 11/20/50	250,000	144,524
2.99% 10/30/56	431,000	239,246
3.00% 11/20/60	720,000	389,844
3.40% 3/22/41	195,000	138,243
3.55% 3/22/51	145,000	95,413
3.70% 3/22/61	120,000	76,363
3.88% 2/8/29	250,000	228,937
3.88% 3/1/52	250,000	176,000
4.00% 3/22/50	500,000	358,223
4.13% 3/16/27	200,000	190,211
4.13% 8/15/46	35,000	26,145
4.27% 1/15/36	904,000	770,215
4.33% 9/21/28	1,087,000	1,021,381
4.40% 11/1/34	600,000	520,270
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
4.50% 8/10/33	370,000	$329,427
5.05% 5/9/33	165,000	154,142
Vodafone Group PLC
4.13% 5/30/25	75,000	73,121
4.25% 9/17/50	85,000	61,626
4.38% 2/19/43	150,000	115,584
4.88% 6/19/49	200,000	159,666
6.15% 2/27/37	400,000	393,926
7.88% 2/15/30	100,000	109,890
		25,709,268
Toys Games Hobbies–0.01%
Hasbro, Inc.
3.50% 9/15/27	60,000	55,314
3.90% 11/19/29	200,000	176,923
5.10% 5/15/44	65,000	53,112
6.35% 3/15/40	65,000	62,815
		348,164
Transportation–0.51%
Burlington Northern Santa Fe LLC
3.00% 4/1/25	250,000	241,614
3.25% 6/15/27	100,000	93,816
3.30% 9/15/51	200,000	134,079
3.65% 9/1/25	100,000	96,813
3.90% 8/1/46	105,000	78,924
4.13% 6/15/47	100,000	78,330
4.15% 4/1/45	114,000	90,506
4.15% 12/15/48	40,000	31,368
4.40% 3/15/42	100,000	83,156
4.45% 3/15/43	100,000	83,561
4.70% 9/1/45	100,000	85,253
4.95% 9/15/41	100,000	90,266
5.05% 3/1/41	100,000	91,671
5.15% 9/1/43	150,000	137,415
5.20% 4/15/54	145,000	132,843
5.75% 5/1/40	200,000	198,545
6.15% 5/1/37	100,000	104,708
Canadian National Railway Co.
2.45% 5/1/50	65,000	36,967
2.75% 3/1/26	50,000	46,956
2.95% 11/21/24	100,000	96,911
3.20% 8/2/46	100,000	67,401
3.65% 2/3/48	100,000	73,806
6.20% 6/1/36	100,000	104,813
6.25% 8/1/34	100,000	104,555
Canadian Pacific Railway Co.
1.35% 12/2/24	115,000	109,023
1.75% 12/2/26	60,000	53,531
2.05% 3/5/30	35,000	28,269
2.45% 12/2/31	65,000	56,174
LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Canadian Pacific Railway Co. (continued)
2.88% 11/15/29	65,000	$55,948
2.90% 2/1/25	150,000	144,393
3.00% 12/2/41	60,000	46,697
3.10% 12/2/51	75,000	46,889
4.20% 11/15/69	70,000	49,826
4.30% 5/15/43	100,000	79,409
4.70% 5/1/48	100,000	82,773
4.80% 9/15/35	65,000	59,380
4.80% 8/1/45	100,000	84,222
4.95% 8/15/45	100,000	86,229
6.13% 9/15/15	65,000	63,246
7.13% 10/15/31	150,000	161,355
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	93,824
CSX Corp.
2.40% 2/15/30	50,000	41,608
3.25% 6/1/27	100,000	92,942
3.35% 9/15/49	65,000	43,346
3.80% 3/1/28	100,000	93,906
3.80% 11/1/46	150,000	109,696
3.95% 5/1/50	90,000	66,918
4.10% 3/15/44	100,000	78,542
4.25% 3/15/29	150,000	142,077
4.25% 11/1/66	100,000	74,565
4.30% 3/1/48	100,000	79,047
4.40% 3/1/43	200,000	161,086
4.65% 3/1/68	100,000	79,860
5.20% 11/15/33	250,000	241,791
5.50% 4/15/41	200,000	188,463
6.15% 5/1/37	120,000	123,129
6.22% 4/30/40	100,000	102,360
FedEx Corp.
3.25% 4/1/26	150,000	142,330
3.40% 2/15/28	100,000	92,021
3.88% 8/1/42	100,000	74,953
4.05% 2/15/48	100,000	73,070
4.10% 4/15/43	100,000	75,613
4.10% 2/1/45	200,000	149,674
4.40% 1/15/47	100,000	77,298
4.55% 4/1/46	150,000	118,744
4.75% 11/15/45	350,000	285,781
4.90% 1/15/34	60,000	55,981
♦FedEx Corp. Pass-Through Trust 1.88% 8/20/35	587,707	473,966
JB Hunt Transport Services, Inc. 3.88% 3/1/26	100,000	96,036
Kirby Corp. 4.20% 3/1/28	100,000	92,980
Norfolk Southern Corp.
2.90% 8/25/51	250,000	149,401
3.05% 5/15/50	100,000	62,033
3.15% 6/1/27	50,000	46,178
3.16% 5/15/55	41,000	25,084
3.65% 8/1/25	50,000	48,252
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Norfolk Southern Corp. (continued)
3.80% 8/1/28	60,000	$55,886
3.94% 11/1/47	80,000	59,507
4.05% 8/15/52	132,000	97,917
4.15% 2/28/48	125,000	95,720
4.45% 6/15/45	100,000	79,902
4.65% 1/15/46	100,000	82,136
4.84% 10/1/41	111,000	96,161
5.05% 8/1/30	180,000	173,430
5.35% 8/1/54	125,000	114,194
Ryder System, Inc.
1.75% 9/1/26	65,000	58,216
2.85% 3/1/27	70,000	63,695
2.90% 12/1/26	90,000	82,301
4.30% 6/15/27	50,000	47,612
5.25% 6/1/28	180,000	175,183
Union Pacific Corp.
2.15% 2/5/27	50,000	45,134
2.38% 5/20/31	45,000	36,433
2.40% 2/5/30	85,000	71,105
2.75% 3/1/26	250,000	234,898
2.80% 2/14/32	140,000	115,530
2.89% 4/6/36	115,000	87,085
2.95% 3/10/52	70,000	43,072
2.97% 9/16/62	75,000	42,596
3.25% 8/15/25	50,000	48,005
3.25% 2/5/50	150,000	101,016
3.35% 8/15/46	150,000	98,914
3.38% 2/1/35	200,000	161,567
3.38% 2/14/42	80,000	58,742
3.50% 2/14/53	155,000	107,520
3.55% 8/15/39	70,000	53,737
3.60% 9/15/37	40,000	32,153
3.75% 7/15/25	100,000	96,852
3.75% 2/5/70	40,000	26,733
3.80% 4/6/71	80,000	53,963
3.84% 3/20/60	240,000	168,203
3.85% 2/14/72	125,000	85,256
3.88% 2/1/55	94,000	67,638
3.95% 8/15/59	70,000	50,259
4.00% 4/15/47	100,000	75,768
4.10% 9/15/67	65,000	47,109
4.50% 1/20/33	250,000	232,762
United Parcel Service, Inc.
2.40% 11/15/26	150,000	138,472
2.50% 9/1/29	45,000	38,727
3.40% 3/15/29	65,000	59,662
3.40% 11/15/46	150,000	104,755
3.40% 9/1/49	65,000	46,356
3.63% 10/1/42	75,000	57,303
3.75% 11/15/47	150,000	114,156
4.25% 3/15/49	100,000	81,113
4.88% 3/3/33	145,000	139,686
4.88% 11/15/40	55,000	50,307
LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service, Inc. (continued)
5.30% 4/1/50	150,000	$142,859
6.20% 1/15/38	255,000	272,387
		12,313,889
Trucking & Leasing–0.03%
GATX Corp.
1.90% 6/1/31	250,000	184,414
3.25% 9/15/26	50,000	46,364
3.85% 3/30/27	50,000	46,379
4.00% 6/30/30	65,000	57,150
4.55% 11/7/28	100,000	93,462
4.70% 4/1/29	50,000	46,652
5.20% 3/15/44	50,000	41,223
6.05% 3/15/34	100,000	97,658
		613,302
Water–0.04%
American Water Capital Corp.
2.30% 6/1/31	150,000	119,504
2.95% 9/1/27	180,000	164,493
3.25% 6/1/51	150,000	98,646
3.75% 9/1/28	150,000	139,554
3.75% 9/1/47	250,000	182,715
4.00% 12/1/46	50,000	37,357
4.20% 9/1/48	100,000	78,304
4.30% 12/1/42	100,000	81,575
		902,148
Total Corporate Bonds (Cost $711,598,747)		613,149,515
MUNICIPAL BONDS–0.58%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	52,245
Series B 7.83% 2/15/41	55,000	64,488
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	213,899
Series S1 6.92% 4/1/40	100,000	108,785
Series S1 7.04% 4/1/50	100,000	116,054
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	72,545
Series B 2.44% 8/15/49	50,000	29,847
Series C 4.79% 8/15/46	90,000	84,222
California State University Series B 3.90% 11/1/47	50,000	39,056
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue Series 2009-S 5.49% 11/1/39	50,000	49,389
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	85,389
Series C 4.57% 1/1/54	100,000	85,738
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	95,000	$102,481
Series B 6.90% 12/1/40	40,000	43,475
City of Atlanta Water & Wastewater Revenue 2.26% 11/1/35	50,000	37,642
City of Chicago IL Series B 7.75% 1/1/42	83,000	84,925
City of Houston 3.96% 3/1/47	100,000	81,999
City of New York NY
Series A2 5.21% 10/1/31	100,000	98,232
Series C1 5.52% 10/1/37	85,000	83,735
Series F1 6.27% 12/1/37	100,000	104,723
City of Riverside CA Series A 3.86% 6/1/45	20,000	16,067
City of San Antonio TX Electric & Gas Systems Revenue
4.43% 2/1/42	250,000	218,246
Series C 5.99% 2/1/39	50,000	50,994
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	98,482
Series C 2.51% 7/1/41	30,000	20,362
Series E 5.46% 12/1/39	100,000	99,600
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	84,053
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	205,863
Dallas Fort Worth International Airport
Series A 4.51% 11/1/51	60,000	50,610
Series C 2.92% 11/1/50	40,000	26,934
Series C 3.09% 11/1/40	60,000	44,153
Dallas Independent School District Series C 6.45% 2/15/35	100,000	100,498
East Bay Municipal Utility District Water System Revenue Surbordinate Series 5.87% 6/1/40	100,000	102,122
Grand Parkway Transportation Corp. Series B 3.24% 10/1/52	125,000	82,754
Health & Educational Facilities Authority of the State of Missouri Series A 3.65% 8/15/57	150,000	107,086
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	22,530
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	90,822
Los Angeles Community College District
1.61% 8/1/28	50,000	43,320
1.81% 8/1/30	50,000	40,741
LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Los Angeles Community College District (continued)
2.11% 8/1/32	50,000	$39,139
6.75% 8/1/49	100,000	113,551
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	115,294
Los Angeles Unified School District Series RY 6.76% 7/1/34	315,000	340,440
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	34,152
Series C 2.95% 5/15/43	250,000	172,944
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series B 4.05% 7/1/26	10,000	9,607
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	53,503
Metropolitan Transportation Authority
5.87% 11/15/39	100,000	95,227
6.67% 11/15/39	130,000	132,301
Series E 6.81% 11/15/40	500,000	515,082
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	151,600
Municipal Electric Authority of Georgia
6.66% 4/1/57	117,000	124,438
Series A 6.64% 4/1/57	141,000	149,835
Series B 7.06% 4/1/57	95,000	92,973
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	237,637
New Jersey Transportation Trust Fund Authority
Series B 6.56% 12/15/40	100,000	106,085
Series C 5.75% 12/15/28	100,000	100,187
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	396,043
Series F 7.41% 1/1/40	90,000	104,652
New York City Transitional Finance Authority Future Tax Secured Revenue
5.51% 8/1/37	200,000	196,481
Series B 5.57% 11/1/38	65,000	65,119
New York City Water & Sewer System
5.95% 6/15/42	100,000	102,133
Series AA-2 5.75% 6/15/41	100,000	99,867
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York City Water & Sewer System (continued)
Series EE 6.01% 6/15/42	35,000	$35,973
Series GG 5.72% 6/15/42	65,000	64,643
New York State Dormitory Authority Series D 5.60% 3/15/40	100,000	97,688
New York State Urban Development Corp.
5.77% 3/15/39	50,000	50,080
Series B 3.90% 3/15/33	100,000	90,220
Ohio State University Series C 4.91% 6/1/40	100,000	92,077
Oregon School Boards Association Series B 5.55% 6/30/28	250,000	250,743
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	143,253
Permanent University Fund - University of Texas System Series A 3.38% 7/1/47	40,000	29,023
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	248,353
Series 168th 4.93% 10/1/51	350,000	316,989
Series 174th 4.46% 10/1/62	250,000	205,954
Series 181th 4.96% 8/1/46	155,000	137,137
Series 192th 4.81% 10/15/65	250,000	220,452
Regents of the University of California Medical Center Pooled Revenue
Series H 6.55% 5/15/48	100,000	107,751
Series Q 4.13% 5/15/32	125,000	113,619
Rutgers The State University of New Jersey Series H 5.67% 5/1/40	155,000	152,966
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	75,565
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	54,304
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	104,962
San Diego County Water Authority Series B 6.14% 5/1/49	100,000	105,177
State Board of Administration Finance Corp.
Series A 1.26% 7/1/25	100,000	92,832
Series A 1.71% 7/1/27	100,000	87,267
Series A 2.15% 7/1/30	100,000	80,090
State of California
3.38% 4/1/25	75,000	72,824
3.50% 4/1/28	100,000	93,900
4.50% 4/1/33	100,000	93,305
LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of California (continued)
4.60% 4/1/38	60,000	$53,814
7.50% 4/1/34	325,000	374,897
7.55% 4/1/39	600,000	705,961
7.60% 11/1/40	80,000	94,479
7.63% 3/1/40	85,000	99,637
State of Connecticut
Series A 5.85% 3/15/32	100,000	102,190
Series D 5.09% 10/1/30	200,000	196,333
State of Illinois 5.10% 6/1/33	800,000	759,433
State of Mississippi Series F 5.25% 11/1/34	100,000	99,044
State of Oregon Department of Transportation Series A 5.83% 11/15/34	75,000	77,765
State of Texas 5.52% 4/1/39	100,000	99,317
State of Utah Series D 4.55% 7/1/24	10,000	9,936
State Public School Building Authority Series A 5.00% 9/15/27	100,000	98,187
Texas Transportation Commission
2.47% 10/1/44	150,000	96,256
2.56% 4/1/42	40,000	27,900
Texas Transportation Commission State Highway Fund Series B 5.18% 4/1/30	200,000	197,589
University of California
Series AD 4.86% 5/15/12	250,000	205,744
Series AQ 4.77% 5/15/15	250,000	201,872
Series AX 3.06% 7/1/25	100,000	96,365
Series BG 1.61% 5/15/30	60,000	48,280
University of Michigan
Series B 2.44% 4/1/40	50,000	34,257
Series B 2.56% 4/1/50	50,000	29,893
Series B 3.50% 4/1/52	200,000	143,894
Series C 3.60% 4/1/47	60,000	47,907
University of Virginia
2.26% 9/1/50	60,000	34,152
Series C 4.18% 9/1/17	50,000	37,183
Westchester County Local Development Corp. 3.85% 11/1/50	180,000	119,170
Total Municipal Bonds (Cost $15,092,279)		14,000,998
NON-AGENCY ASSET-BACKED SECURITIES–0.43%
American Express Credit Account Master Trust
Series 2021-1 A 0.90% 11/15/26	368,000	348,587
Series 2022-2 A 3.39% 5/15/27	1,000,000	965,069
Americredit Automobile Receivables Trust Series 2023-2 A3 5.81% 5/18/28	350,000	349,561
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
BMW Vehicle Lease Trust Series 2023-1 A4 5.07% 6/25/26	98,000	$96,959
Capital One Multi-Asset Execution Trust
Series 2021-A2 A2 1.39% 7/15/30	600,000	500,088
Series 2022-A2 A 3.49% 5/15/27	500,000	483,041
Capital One Prime Auto Receivables Trust Series 2023-1 A3 4.87% 2/15/28	250,000	246,185
CarMax Auto Owner Trust
Series 2023-1 A3 4.75% 10/15/27	250,000	245,967
Series 2023-2 A3 5.05% 1/18/28	350,000	346,085
Chase Issuance Trust Series 2022-A1 A 3.97% 9/15/27	262,000	254,539
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	770,589
CNH Equipment Trust Series 2023-A A3 4.81% 8/15/28	300,000	295,867
Discover Card Execution Note Trust
Series 2021-A2 A2 1.03% 9/15/28	600,000	529,027
Series 2022-A1 A1 1.96% 2/15/27	375,000	356,474
Ford Credit Auto Owner Trust
Series 2023-A A3 4.65% 2/15/28	133,000	130,507
Series 2023-B A3 5.23% 5/15/28	500,000	496,304
GM Financial Automobile Leasing Trust
Series 2023-2 A3 5.05% 7/20/26	90,000	88,964
Series 2023-3 A3 5.38% 11/20/26	100,000	99,605
GM Financial Consumer Automobile Receivables Trust
Series 2023-1 A3 4.66% 2/16/28	80,000	78,550
Series 2023-2 A3 4.47% 2/16/28	300,000	293,291
Honda Auto Receivables Owner Trust
Series 2023-1 A3 5.04% 4/21/27	111,000	109,874
Series 2023-2 A3 4.93% 11/15/27	125,000	123,336
Series 2023-3 A3 5.41% 2/18/28	183,000	182,555
John Deere Owner Trust
Series 2022-B A3 3.74% 2/16/27	195,000	189,818
Series 2023-B A3 5.18% 3/15/28	83,000	82,272
LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust Series 2022-1 A3 5.21% 8/16/27	425,000	$422,189
Nissan Auto Receivables Owner Trust Series 2022-B A3 4.46% 5/17/27	300,000	294,301
Santander Drive Auto Receivables Trust Series 2023-4 A3 5.73% 4/17/28	333,000	332,354
Toyota Auto Receivables Owner Trust Series 2021-B A4 0.53% 10/15/26	500,000	463,865
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	250,000	237,543
Series 2023-4 A1A 5.16% 6/20/29	410,000	407,000
World Omni Auto Receivables Trust Series 2023-A A3 4.83% 5/15/28	500,000	492,513
Total Non-Agency Asset-Backed Securities (Cost $10,720,056)		10,312,879
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
BBCMS Mortgage Trust Series 2023-C20 A5 5.58% 7/15/56	140,000	136,434
Total Non-Agency Collateralized Mortgage Obligation (Cost $144,181)		136,434
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.87%
•Bank Series 2022-BNK44 A5 5.94% 11/15/55	750,000	742,040
BANK
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	445,947
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	133,994
Series 2019-BN17 A4 3.71% 4/15/52	265,000	237,066
Series 2019-BN24 A3 2.96% 11/15/62	500,000	422,550
Series 2020-BN25 A5 2.65% 1/15/63	600,000	493,731
Series 2020-BN28 A4 1.84% 3/15/63	187,500	143,843
Series 2021-BN31 A4 2.04% 2/15/54	313,043	240,550
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	536,609
Series 2020-C8 A5 2.04% 10/15/53	250,000	194,485
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	$176,308
Series 2018-B3 A5 4.03% 4/10/51	350,000	321,373
Series 2018-B5 A4 4.21% 7/15/51	200,000	185,069
Series 2019-B10 A4 3.72% 3/15/62	575,000	513,314
Series 2020-B18 A5 1.93% 7/15/53	296,875	226,552
Series 2020-B19 A5 1.85% 9/15/53	800,000	596,993
Series 2021-B24 A5 2.58% 3/15/54	500,000	385,629
•Series 2022-B35 A5 4.59% 5/15/55	350,000	306,033
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	361,180
Citigroup Commercial Mortgage Trust
•Series 2015-GC33 B 4.73% 9/10/58	500,000	427,350
Series 2020-GC46 A5 2.72% 2/15/53	500,000	411,851
COMM Mortgage Trust
Series 2015-CR23 A4 3.50% 5/10/48	600,000	575,216
Series 2015-CR26 A3 3.36% 10/10/48	859,027	818,960
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	946,497
•Series 2017-CX10 A5 3.46% 11/15/50	500,000	444,883
Series 2020-C19 A3 2.56% 3/15/53	150,000	120,167
GS Mortgage Securities Trust
Series 2015-GC28 A5 3.40% 2/10/48	700,000	675,354
Series 2020-GC45 A5 2.91% 2/13/53	275,000	229,758
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	977,632
JPM-BB Commercial Mortgage Securities Trust Series 2016-C1 A5 3.58% 3/17/49	500,000	468,570
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	298,084
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,192,604
LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C25 ASB 3.38% 10/15/48	270,481	$261,327
Morgan Stanley Capital I Series 2017-HR2 A4 3.59% 12/15/50	500,000	451,915
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	457,291	436,777
Series 2020-L4 A3 2.70% 2/15/53	400,000	327,187
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	524,586
Series 2017-C7 A4 3.68% 12/15/50	350,000	312,788
Series 2018-C14 A3 4.18% 12/15/51	286,030	266,019
Series 2018-C8 A4 3.98% 2/15/51	200,000	182,070
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 A3 3.41% 9/15/58	465,777	447,619
Series 2015-P2 A4 3.81% 12/15/48	665,000	629,616
Series 2017-C41 A4 3.47% 11/15/50	350,000	315,688
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,145,957
Series 2019-C50 A5 3.73% 5/15/52	310,000	273,249
Series 2020-C56 A5 2.45% 6/15/53	220,600	177,591
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $24,695,175)		21,002,581
ΔREGIONAL BONDS–0.26%
Canada—0.26%
Province of Alberta Canada
1.30% 7/22/30	150,000	117,868
1.88% 11/13/24	250,000	239,738
3.30% 3/15/28	400,000	373,517
Province of British Columbia Canada
1.30% 1/29/31	250,000	195,321
4.20% 7/6/33	320,000	299,651
6.50% 1/15/26	100,000	102,340
7.25% 9/1/36	100,000	119,703
Province of New Brunswick Canada 3.63% 2/24/28	150,000	141,358
Province of Ontario Canada
0.63% 1/21/26	175,000	157,768
1.05% 4/14/26	600,000	542,464
1.13% 10/7/30	1,250,000	966,351
1.60% 2/25/31	250,000	198,614
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Ontario Canada (continued)
2.00% 10/2/29	250,000	$213,371
2.30% 6/15/26	500,000	464,828
3.10% 5/19/27	200,000	187,785
Province of Quebec Canada
0.60% 7/23/25	250,000	229,979
1.35% 5/28/30	200,000	159,322
1.50% 2/11/25	250,000	236,865
2.50% 4/20/26	1,000,000	937,786
2.75% 4/12/27	300,000	278,468
7.50% 9/15/29	175,000	197,920
		6,361,017
Total Regional Bonds (Cost $7,150,292)		6,361,017
ΔSOVEREIGN BONDS–1.35%
Canada—0.11%
Canada Government International Bonds
1.63% 1/22/25	500,000	476,371
2.88% 4/28/25	450,000	433,551
3.75% 4/26/28	530,000	508,884
Export Development Canada
3.88% 2/14/28	900,000	867,126
4.38% 6/29/26	250,000	246,145
Province of Manitoba 4.30% 7/27/33	250,000	235,199
		2,767,276
Chile—0.08%
Chile Government International Bonds
2.55% 1/27/32	200,000	161,496
2.55% 7/27/33	250,000	191,825
3.10% 5/7/41	200,000	135,730
3.10% 1/22/61	200,000	114,279
3.13% 1/21/26	326,000	309,410
3.24% 2/6/28	350,000	320,739
3.50% 1/31/34	200,000	165,126
3.50% 1/25/50	200,000	132,852
4.34% 3/7/42	200,000	161,761
5.33% 1/5/54	300,000	267,616
		1,960,834
Germany—0.02%
Kreditanstalt fuer Wiederaufbau 3.13% 6/10/25	500,000	482,574
		482,574
Indonesia—0.09%
Indonesia Government International Bonds
2.15% 7/28/31	400,000	312,997
2.85% 2/14/30	250,000	212,557
3.20% 9/23/61	200,000	118,809
3.50% 2/14/50	250,000	168,905
4.10% 4/24/28	300,000	282,796
4.20% 10/15/50	400,000	306,260
LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Government International Bonds (continued)
4.55% 1/11/28	200,000	$193,623
4.65% 9/20/32	100,000	93,323
4.75% 2/11/29	200,000	191,750
4.85% 1/11/33	200,000	190,294
5.35% 2/11/49	200,000	182,890
5.45% 9/20/52	12,500	11,467
		2,265,671
Israel—0.05%
Israel Government International Bonds
2.88% 3/16/26	200,000	187,574
3.25% 1/17/28	200,000	184,060
3.88% 7/3/50	400,000	290,488
4.50% 1/30/43	200,000	167,750
State of Israel
2.50% 1/15/30	200,000	168,472
3.38% 1/15/50	200,000	132,506
		1,130,850
Italy—0.05%
Italy Government International Bonds
1.25% 2/17/26	495,000	445,038
5.38% 6/15/33	800,000	759,682
		1,204,720
Japan—0.13%
Japan Bank for International Cooperation
0.63% 7/15/25	235,000	215,719
1.25% 1/21/31	200,000	152,876
1.75% 10/17/24	200,000	191,792
1.88% 4/15/31	200,000	159,392
2.00% 10/17/29	200,000	167,996
2.13% 2/16/29	200,000	171,921
2.25% 11/4/26	200,000	182,883
2.38% 4/20/26	300,000	279,093
2.75% 11/16/27	200,000	182,809
2.88% 6/1/27	350,000	323,436
2.88% 7/21/27	200,000	184,698
3.25% 7/20/28	300,000	276,589
3.88% 9/16/25	400,000	388,337
4.25% 1/26/26	210,000	205,042
		3,082,583
Mexico—0.22%
Mexico Government International Bonds
3.25% 4/16/30	205,000	174,385
3.50% 2/12/34	200,000	156,381
3.75% 1/11/28	200,000	185,046
3.77% 5/24/61	200,000	117,190
4.13% 1/21/26	285,000	276,817
4.15% 3/28/27	370,000	355,214
4.28% 8/14/41	200,000	147,444
4.35% 1/15/47	200,000	141,057
4.40% 2/12/52	200,000	138,368
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
4.50% 1/31/50	400,000	$287,795
4.60% 2/10/48	200,000	145,574
4.75% 4/27/32	1,100,000	990,387
4.75% 3/8/44	1,000,000	765,850
6.05% 1/11/40	475,000	438,357
6.34% 5/4/53	500,000	455,034
6.75% 9/27/34	500,000	503,539
		5,278,438
Panama—0.10%
Panama Government International Bonds
2.25% 9/29/32	700,000	505,931
3.16% 1/23/30	445,000	373,560
3.87% 7/23/60	310,000	178,943
3.88% 3/17/28	300,000	275,473
4.30% 4/29/53	300,000	195,101
4.50% 4/16/50	200,000	135,861
6.40% 2/14/35	200,000	193,606
6.70% 1/26/36	200,000	197,424
7.13% 1/29/26	100,000	101,773
8.88% 9/30/27	100,000	109,466
9.38% 4/1/29	100,000	114,314
		2,381,452
Peru—0.09%
Peruvian Government International Bonds
2.78% 1/23/31	140,000	114,644
3.00% 1/15/34	233,000	179,424
3.30% 3/11/41	125,000	86,313
3.55% 3/10/51	395,000	259,489
3.60% 1/15/72	400,000	236,836
4.13% 8/25/27	350,000	333,296
5.63% 11/18/50	100,000	92,348
6.55% 3/14/37	500,000	515,857
7.35% 7/21/25	100,000	102,747
8.75% 11/21/33	200,000	237,573
		2,158,527
Philippines—0.13%
Philippines Government International Bonds
2.46% 5/5/30	250,000	208,270
2.95% 5/5/45	650,000	410,624
3.00% 2/1/28	200,000	181,030
3.20% 7/6/46	200,000	131,231
3.56% 9/29/32	200,000	172,056
3.70% 2/2/42	200,000	148,977
3.75% 1/14/29	400,000	369,513
3.95% 1/20/40	500,000	394,572
5.00% 7/17/33	200,000	191,561
5.00% 1/13/37	500,000	463,320
5.61% 4/13/33	200,000	200,394
9.50% 2/2/30	300,000	363,488
		3,235,036
LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland—0.04%
Poland Government International Bonds 3.25% 4/6/26	400,000	$379,896
Republic of Poland Government International Bonds
5.50% 4/4/53	400,000	361,520
5.75% 11/16/32	165,000	165,173
		906,589
Republic of Korea—0.14%
Export-Import Bank of Korea
0.63% 2/9/26	200,000	178,462
1.25% 1/18/25	208,000	197,040
1.63% 1/18/27	200,000	177,914
2.13% 1/18/32	200,000	156,261
3.25% 11/10/25	200,000	191,132
5.00% 1/11/28	300,000	296,409
5.13% 9/18/28	200,000	198,232
5.13% 1/11/33	200,000	195,955
Korea Development Bank
0.80% 7/19/26	250,000	219,366
1.63% 1/19/31	250,000	192,714
2.00% 2/24/25	200,000	190,382
2.25% 2/24/27	200,000	180,898
4.38% 2/15/33	300,000	276,366
Korea International Bonds
2.50% 6/19/29	200,000	176,249
2.75% 1/19/27	500,000	465,346
		3,292,726
Sweden—0.05%
Svensk Exportkredit AB
0.50% 8/26/25	500,000	456,706
2.25% 3/22/27	200,000	182,602
4.00% 7/15/25	200,000	195,360
4.13% 6/14/28	250,000	241,961
4.88% 9/14/26	200,000	199,045
		1,275,674
Uruguay—0.05%
Uruguay Government International Bonds
4.38% 10/27/27	300,000	296,066
5.10% 6/18/50	600,000	530,693
7.63% 3/21/36	250,000	286,330
		1,113,089
Total Sovereign Bonds (Cost $37,972,267)		32,536,039
SUPRANATIONAL BANKS–1.47%
African Development Bank
0.88% 7/22/26	250,000	223,464
3.38% 7/7/25	350,000	339,102
4.38% 11/3/27	205,000	202,046
4.38% 3/14/28	200,000	196,609
Asian Development Bank
0.38% 9/3/25	750,000	684,867
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Asian Development Bank (continued)
0.50% 2/4/26	500,000	$450,169
0.63% 4/29/25	1,500,000	1,394,309
0.75% 10/8/30	250,000	190,589
1.00% 4/14/26	300,000	271,711
1.50% 10/18/24	500,000	479,564
1.75% 8/14/26	100,000	91,599
1.88% 3/15/29	500,000	431,566
1.88% 1/24/30	200,000	168,426
2.00% 4/24/26	600,000	557,009
2.38% 8/10/27	250,000	229,375
2.88% 5/6/25	450,000	433,226
3.13% 4/27/32	600,000	531,316
3.75% 4/25/28	175,000	167,671
4.00% 1/12/33	170,000	160,353
4.25% 1/9/26	100,000	98,246
4.50% 8/25/28	268,000	264,970
Asian Infrastructure Investment Bank
0.50% 5/28/25	500,000	460,872
3.75% 9/14/27	400,000	384,007
4.00% 1/18/28	750,000	722,613
Australia & New Zealand Banking Group Ltd. 5.67% 10/3/25	400,000	400,228
Commonwealth Bank of Australia 5.50% 9/12/25	350,000	349,366
Cooperatieve Rabobank UA
5.50% 7/18/25	250,000	248,874
5.50% 10/5/26	250,000	249,259
Corp. Andina de Fomento 1.63% 9/23/25	500,000	461,376
Council Of Europe Development Bank
1.38% 2/27/25	250,000	236,304
3.00% 6/16/25	71,000	68,286
3.75% 5/25/26	250,000	242,219
European Bank for Reconstruction & Development
0.50% 5/19/25	1,000,000	924,945
1.50% 2/13/25	85,000	80,613
4.38% 3/9/28	200,000	196,869
European Investment Bank
0.38% 12/15/25	400,000	361,464
0.38% 3/26/26	340,000	303,933
0.75% 10/26/26	222,000	196,325
1.25% 2/14/31	1,175,000	927,854
1.38% 3/15/27	1,250,000	1,114,667
1.63% 3/14/25	325,000	308,168
1.63% 10/9/29	550,000	464,147
1.75% 3/15/29	187,000	160,825
2.75% 8/15/25	273,000	261,362
3.25% 11/15/27	700,000	661,987
3.63% 7/15/30	160,000	149,653
3.75% 2/14/33	815,000	756,148
3.88% 3/15/28	200,000	193,091
4.50% 10/16/28	250,000	247,850
Inter-American Development Bank
0.63% 7/15/25	1,000,000	922,262
LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Inter-American Development Bank (continued)
0.63% 9/16/27	500,000	$426,524
1.13% 7/20/28	200,000	169,007
1.13% 1/13/31	250,000	194,652
1.75% 3/14/25	1,250,000	1,186,830
2.00% 6/2/26	250,000	231,384
2.00% 7/23/26	100,000	92,296
2.25% 6/18/29	350,000	306,752
3.20% 8/7/42	100,000	75,989
3.50% 9/14/29	400,000	375,503
3.50% 4/12/33	250,000	226,129
3.88% 10/28/41	100,000	84,284
4.00% 1/12/28	200,000	193,886
4.38% 1/24/44	56,000	49,962
4.50% 5/15/26	625,000	617,942
4.50% 9/13/33	200,000	195,300
Inter-American Investment Corp. 4.13% 2/15/28	200,000	193,426
International Bank for Reconstruction & Development
0.38% 7/28/25	500,000	458,121
0.50% 10/28/25	280,000	254,816
0.63% 4/22/25	1,500,000	1,394,002
0.75% 11/24/27	325,000	276,745
0.88% 5/14/30	500,000	389,991
1.13% 9/13/28	1,000,000	842,147
1.25% 2/10/31	1,000,000	785,436
1.63% 11/3/31	381,000	304,007
1.75% 10/23/29	250,000	211,600
2.50% 11/25/24	900,000	869,567
2.50% 11/22/27	350,000	320,785
3.13% 11/20/25	450,000	431,780
3.13% 6/15/27	1,000,000	943,216
3.50% 7/12/28	200,000	189,483
3.88% 2/14/30	205,000	194,871
4.00% 7/25/30	450,000	429,401
4.63% 8/1/28	280,000	278,932
4.75% 2/15/35	50,000	48,863
International Finance Corp.
0.38% 7/16/25	145,000	133,133
0.75% 8/27/30	500,000	382,855
3.63% 9/15/25	267,000	259,489
4.50% 7/13/28	155,000	153,169
National Australia Bank Ltd.
4.90% 6/13/28	250,000	242,836
5.13% 11/22/24	250,000	248,543
5.20% 5/13/25	250,000	248,451
Nordic Investment Bank
0.38% 9/11/25	250,000	228,128
0.50% 1/21/26	250,000	225,522
3.38% 9/8/27	250,000	237,741
4.38% 3/14/28	200,000	196,864
Total Supranational Banks (Cost $38,544,265)		35,422,114
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–40.32%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	$1,721,953
1.13% 8/15/40	4,500,000	2,557,969
1.25% 5/15/50	6,300,000	2,972,320
1.38% 11/15/40	1,000,000	591,836
1.38% 8/15/50	5,000,000	2,439,844
1.63% 11/15/50	8,750,000	4,583,154
1.88% 2/15/41	3,000,000	1,935,234
1.88% 2/15/51	5,000,000	2,802,344
1.88% 11/15/51	7,500,000	4,180,371
2.00% 2/15/50	1,500,000	875,391
2.00% 8/15/51	7,000,000	4,039,219
2.25% 2/15/52	7,000,000	4,295,703
2.38% 11/15/49	2,500,000	1,600,098
2.38% 5/15/51	3,500,000	2,219,766
2.50% 2/15/45	10,400,000	7,062,250
2.50% 2/15/46	6,350,000	4,261,445
2.50% 5/15/46	7,200,000	4,822,594
2.75% 8/15/42	2,600,000	1,906,125
2.75% 11/15/42	3,500,000	2,555,137
2.75% 8/15/47	4,200,000	2,931,961
2.75% 11/15/47	6,500,000	4,532,734
2.88% 5/15/43	6,000,000	4,445,156
2.88% 8/15/45	1,200,000	869,109
2.88% 5/15/49	3,000,000	2,140,078
2.88% 5/15/52	2,000,000	1,418,047
3.00% 5/15/42	2,850,000	2,181,029
3.00% 11/15/45	8,100,000	5,991,152
3.00% 2/15/47	7,700,000	5,654,086
3.00% 5/15/47	5,700,000	4,181,707
3.00% 2/15/48	5,000,000	3,658,203
3.00% 8/15/48	11,000,000	8,041,172
3.00% 2/15/49	9,500,000	6,944,277
3.00% 8/15/52	2,500,000	1,821,680
3.13% 8/15/44	19,500,000	14,899,219
3.13% 5/15/48	4,000,000	2,995,312
3.25% 5/15/42	5,000,000	3,984,375
3.38% 11/15/48	2,000,000	1,568,672
3.63% 2/15/44	3,000,000	2,494,453
3.63% 2/15/53	5,000,000	4,135,156
3.63% 5/15/53	6,500,000	5,381,797
3.75% 8/15/41	3,850,000	3,332,205
3.88% 8/15/40	3,750,000	3,329,590
3.88% 5/15/43	7,000,000	6,085,625
4.00% 11/15/52	5,500,000	4,874,805
4.13% 8/15/53	7,500,000	6,808,594
4.38% 5/15/41	2,750,000	2,592,627
5.00% 5/15/37	1,000,000	1,038,438
5.25% 11/15/28	500,000	513,418
5.38% 2/15/31	500,000	524,160
5.50% 8/15/28	500,000	518,203
6.00% 2/15/26	750,000	766,875
6.13% 11/15/27	800,000	842,906
6.13% 8/15/29	300,000	322,488
6.63% 2/15/27	750,000	793,154
LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
6.75% 8/15/26	500,000	$525,469
6.88% 8/15/25	1,000,000	1,031,367
7.50% 11/15/24	500,000	511,816
7.63% 2/15/25	500,000	515,586
U.S. Treasury Notes
0.25% 10/31/25	20,000,000	18,135,156
0.38% 12/31/25	2,500,000	2,260,059
0.38% 7/31/27	45,000,000	38,227,149
0.50% 5/31/27	5,000,000	4,295,898
0.50% 6/30/27	12,000,000	10,280,156
0.50% 8/31/27	15,500,000	13,193,164
0.63% 10/15/24	5,000,000	4,758,984
0.63% 12/31/27	10,000,000	8,455,469
0.63% 5/15/30	3,750,000	2,902,002
0.63% 8/15/30	5,000,000	3,837,305
0.75% 11/15/24	16,000,000	15,197,500
0.75% 1/31/28	35,000,000	29,676,172
0.88% 9/30/26	10,000,000	8,923,437
0.88% 11/15/30	11,000,000	8,557,656
1.13% 2/28/25	5,500,000	5,191,484
1.13% 2/29/28	12,000,000	10,324,687
1.13% 2/15/31	5,000,000	3,943,750
1.25% 6/30/28	5,000,000	4,281,641
1.25% 8/15/31	12,000,000	9,379,219
1.38% 10/31/28	8,000,000	6,825,312
1.38% 12/31/28	10,000,000	8,493,359
1.38% 11/15/31	10,500,000	8,230,195
1.50% 11/30/24	32,000,000	30,616,250
1.50% 8/15/26	11,000,000	10,026,758
1.50% 1/31/27	8,000,000	7,203,125
1.50% 2/15/30	6,000,000	4,973,438
1.63% 2/15/26	11,000,000	10,189,609
1.63% 5/15/26	6,500,000	5,983,555
1.63% 11/30/26	6,000,000	5,447,578
1.63% 8/15/29	8,000,000	6,788,750
1.63% 5/15/31	16,000,000	12,990,000
1.75% 11/15/29	5,000,000	4,252,734
1.88% 7/31/26	8,000,000	7,380,000
1.88% 2/15/32	10,000,000	8,123,047
2.00% 2/15/25	11,000,000	10,521,758
2.00% 11/15/26	5,000,000	4,599,023
2.13% 11/30/24	9,000,000	8,670,938
2.13% 5/31/26	10,000,000	9,320,703
2.25% 3/31/26	5,000,000	4,692,188
2.25% 2/15/27	16,000,000	14,764,375
2.25% 8/15/27	9,000,000	8,224,453
2.25% 11/15/27	11,500,000	10,458,711
2.38% 5/15/27	9,500,000	8,760,781
2.38% 5/15/29	11,000,000	9,775,391
2.63% 12/31/25	2,000,000	1,900,938
2.63% 2/15/29	9,000,000	8,141,484
2.63% 7/31/29	5,000,000	4,486,133
2.75% 2/28/25	5,000,000	4,827,930
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.75% 6/30/25	5,000,000	$4,800,781
2.75% 2/15/28	12,000,000	11,098,125
2.75% 8/15/32	12,000,000	10,391,250
2.88% 11/30/25	7,000,000	6,696,484
2.88% 5/15/28	4,000,000	3,706,875
2.88% 8/15/28	13,000,000	12,004,180
2.88% 5/15/32	12,000,000	10,533,281
3.13% 8/15/25	10,000,000	9,647,266
3.13% 11/15/28	7,000,000	6,517,930
3.38% 5/15/33	10,000,000	9,068,750
3.50% 1/31/28	6,000,000	5,726,016
3.50% 1/31/30	10,000,000	9,373,047
3.50% 2/15/33	10,000,000	9,175,000
3.63% 5/15/26	10,000,000	9,693,359
3.63% 3/31/28	8,000,000	7,669,375
3.63% 5/31/28	5,000,000	4,792,188
3.75% 6/30/30	7,500,000	7,118,555
3.88% 4/30/25	20,000,000	19,592,969
3.88% 1/15/26	15,000,000	14,647,266
3.88% 12/31/27	3,500,000	3,392,129
3.88% 9/30/29	9,000,000	8,633,320
3.88% 8/15/33	10,500,000	9,920,859
4.00% 2/15/26	4,000,000	3,915,469
4.00% 6/30/28	10,000,000	9,733,203
4.00% 7/31/30	9,000,000	8,669,531
4.13% 1/31/25	5,000,000	4,922,656
4.13% 6/15/26	8,500,000	8,342,617
4.13% 7/31/28	6,000,000	5,870,625
4.13% 8/31/30	3,500,000	3,397,188
4.13% 11/15/32	13,000,000	12,537,891
4.25% 10/15/25	12,000,000	11,812,031
4.38% 8/15/26	8,000,000	7,900,625
4.50% 11/15/25	8,500,000	8,410,020
4.50% 7/15/26	4,976,300	4,930,425
4.63% 2/28/25	20,000,000	19,818,750
4.63% 6/30/25	10,000,000	9,914,453
4.63% 3/15/26	10,000,000	9,930,469
4.63% 9/30/30	9,000,000	9,006,444
4.75% 7/31/25	6,000,000	5,960,156
Total U.S. Treasury Obligations (Cost $1,108,646,827)		970,380,416

	Number of Shares
MONEY MARKET FUND–2.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	53,984,332	53,984,332
Total Money Market Fund (Cost $53,984,332)		53,984,332

LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–101.43% (Cost $2,819,510,809)	$2,441,030,303

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.43%)	(34,303,332)
NET ASSETS APPLICABLE TO 249,942,088 SHARES OUTSTANDING–100.00%	$2,406,726,971

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
^Zero coupon security. The rate shown is the yield at the time of purchase.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2023.
ΔSecurities have been classified by country of origin.

Summary of Abbreviations:
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
NATL–Insured by the National Public Finance Guarantee Corporation
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
yr–Year
See accompanying notes.
LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund–69

LVIP SSGA Bond Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$19,846,071	$—	$19,846,071
Agency Mortgage-Backed Securities	—	638,664,985	—	638,664,985
Agency Obligations	—	25,232,922	—	25,232,922
Corporate Bonds	—	613,149,515	—	613,149,515
Municipal Bonds	—	14,000,998	—	14,000,998
Non-Agency Asset-Backed Securities	—	10,312,879	—	10,312,879
Non-Agency Collateralized Mortgage Obligation	—	136,434	—	136,434
Non-Agency Commercial Mortgage-Backed Securities	—	21,002,581	—	21,002,581
Regional Bonds	—	6,361,017	—	6,361,017
Sovereign Bonds	—	32,536,039	—	32,536,039
Supranational Banks	—	35,422,114	—	35,422,114
U.S. Treasury Obligations	—	970,380,416	—	970,380,416
Money Market Fund	53,984,332	—	—	53,984,332
Total Investments	$53,984,332	$2,387,045,971	$—	$2,441,030,303
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Bond Index Fund–70